UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2007

Date of reporting period: July 31, 2007

Item 1.	Reports to Stockholders.

iShares®

iShares Trust

Supplement dated September 28, 2007

to the Prospectus dated December 1, 2006

for the iShares FTSE/Xinhua China 25 Index Fund (the “Prospectus”)

The information in this Supplement updates the information in, and should be read in conjunction with, the Prospectus for the iShares FTSE/Xinhua China 25 Index Fund.

The following information supplements the information found under the heading “Investment Adviser” on page 9:

Effective August 1, 2007, for its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund, BGFA is paid management fees equal to 0.74% per year of the Fund’s net assets less than or equal to $6 billion, plus 0.67% per year of the Fund’s net assets between $6 billion and $12 billion, plus 0.60% per year of the Fund’s net assets in excess of $12 billion.

If you have any additional questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of Barclays Global Investors, N.A.

PLEASE RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE

Management’s Discussion of Fund Performance

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/07			Inception to 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
82.72%	79.24%	82.81%	42.51%	41.85%	43.21%	171.75%	168.20%	175.32%

Total returns for the periods since inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector	Percentage of Net Assets
Financial	40.94%

Energy	23.17

Communications	17.54

Diversified	6.90

Industrial	4.33

Basic Materials	4.27

Utilities	2.60

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
China Mobile Ltd.	9.50%

PetroChina Co. Ltd. Class H	8.47

China Life Insurance Co. Ltd. Class H	8.47

Industrial & Commercial Bank of China Class H	5.88

China Construction Bank Class H	5.56

Ping An Insurance (Group) Co. of China Ltd. Class H	4.75

China Shenhua Energy Co. Ltd. Class H	4.45

China Communications Construction Co. Ltd. Class H	4.33

China Merchants Bank Co. Ltd. Class H	4.23

CNOOC Ltd.	4.15

TOTAL	59.79%

The iShares FTSE/Xinhua China 25 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE/Xinhua China 25 Index (the “Index”). The Index is designed to represent the performance of the largest companies in the China equity market that are available to international investors. The Index consists of Class H and “Red Chip” shares of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 82.72%, while the Index returned 82.81%.

China’s market performance was robust during the reporting period, reflecting continued strong economic growth. The annualized gross domestic product (GDP) growth rate reached 11.9% in the second quarter of 2007, its fastest pace since 1995. In July 2007, export levels climbed by more than 34% from a year earlier, their fastest pace in five months. Additionally, industrial output grew by more than 19%.

The People’s Bank of China responded to the strong economic growth by continuing to raise its key interest rate in an attempt to prevent the economy from overheating. An appreciating Chinese currency, the yuan, also helped to relieve some inflationary pressure from the surging economy. Even so, inflation was on the rise toward the end of the reporting period, reaching 4.4% in June 2007.

The ten largest holdings of the Fund represented approximately 60% of the net assets of the Fund as of July 31, 2007. Among the Fund’s ten largest holdings as of July 31, 2007, performance was positive for the reporting period. Ping An Insurance (Group) Co. of China Ltd. Class H, China Life Insurance Co. Ltd. Class H and China Shenhua Energy Co. Ltd. Class H were the strongest performers for the reporting period. China Mobile Ltd. also performed strongly, as did China Construction Bank Class H. The most modest return among the Fund’s ten largest holdings came from PetroChina Co. Ltd. Class H.

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE INDEX FUND

Performance as of July 31, 2007

			Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.75%	22.30%	23.91%	19.62%	19.14%	19.85%	12.72%	12.55%	12.89%

			Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.75%	22.30%	23.91%	144.90%	140.08%	147.26%	104.29%	102.43%	105.97%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector	Percentage of Net Assets
Financial	28.28%

Consumer Non-Cyclical	14.96

Industrial	12.33

Consumer Cyclical	11.21

Communications	8.92

Basic Materials	8.28

Energy	7.48

Utilities	5.19

Technology	2.24

Diversified	0.78

Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
BP PLC (United Kingdom)	1.63%

HSBC Holdings PLC (United Kingdom)	1.52

Total SA (France)	1.23

Toyota Motor Corp. (Japan)	1.20

Vodafone Group PLC (United Kingdom)	1.16

Nestle SA Registered (Switzerland)	1.09

GlaxoSmithKline PLC (United Kingdom)	1.04

Royal Dutch Shell PLC Class A (United Kingdom)	1.04

Roche Holding AG (Switzerland)	0.91

Novartis AG Registered (Switzerland)	0.90

TOTAL	11.72%

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Index (the “Index”). The Index has been developed by Morgan Stanley Capital International, Inc. as an equity benchmark for international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 23.75%, while the Index returned 23.91%.

International markets generally delivered solid gains for the reporting period, driven by sound global economic growth. Around the world, strong demand, relatively low inflation levels, and improving employment rates supported economic growth. Healthy economic growth in Europe led the European Central Bank to raise rates five times during the reporting period. Germany registered annualized gross domestic product (GDP) growth of 3% for the first calendar quarter of 2007, its highest rate since 2000. France also witnessed economic expansion, although GDP growth in France slowed for the second quarter as business investment slipped. In the United Kingdom, sound economic growth and declining unemployment rates led the Bank of England to raise its base rate during the reporting period from 4.50% to 5.75%, its highest rate in six years.

Japan, which appeared to emerge from its long-standing deflationary environment, also experienced economic expansion. The Bank of Japan raised rates once during the reporting period, from 0.25% to 0.50%. However, at its July 2007 meeting, the Bank of Japan held rates steady, saying it would await additional evidence that economic growth would be sustained and inflation would take hold.

The ten largest holdings of the Fund represented approximately 12% of the net assets of the Fund as of July 31, 2007. Among the Fund’s ten largest holdings as of July 31, 2007, performance was mostly positive for the reporting period. Wireless telecommunications company Vodafone Group PLC (United Kingdom) was the strongest performer among the ten largest holdings. High energy prices benefited Total SA (France) and the Class A shares of Royal Dutch Shell PLC (United Kingdom). Toyota Motor Corp. (Japan) and Nestle SA (Switzerland) also performed well. Pharmaceutical companies Novartis AG (Switzerland) and GlaxoSmithKline PLC (United Kingdom) both declined for the reporting period.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/07			Inception to 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.28%	22.06%	23.70%	22.54%	22.14%	22.93%	50.16%	49.19%	51.11%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector	Percentage of Net Assets
Consumer Non-Cyclical	22.66%

Industrial	17.89

Financial	15.19

Basic Materials	12.81

Consumer Cyclical	10.41

Communications	9.85

Technology	3.90

Utilities	3.89

Energy	2.44

Diversified	0.72

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
GlaxoSmithKline PLC (United Kingdom)	2.07%

Novartis AG Registered (Switzerland)	1.79

Roche Holding AG (Switzerland)	1.78

Nokia OYJ (Finland)	1.69

BHP Billiton Ltd. (Australia)	1.57

Siemens AG (Germany)	1.54

Telefonica SA (Spain)	1.51

AstraZeneca PLC (United Kingdom)	1.14

Anglo American PLC (United Kingdom)	1.12

Rio Tinto PLC (United Kingdom)	1.03

TOTAL	15.24%

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Growth Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 23.28%, while the Index returned 23.70%.

International markets generally delivered solid gains for the reporting period, driven by sound global economic growth. Around the world, strong demand, relatively low inflation levels, and improving employment rates supported economic growth. Healthy economic growth in Europe led the European Central Bank to raise rates five times during the reporting period. Germany registered annualized gross domestic product (GDP) growth of 3% for the first calendar quarter of 2007, its highest rate since 2000. France also witnessed economic expansion, although GDP growth in France slowed for the second quarter as business investment slipped. In the United Kingdom, sound economic growth and declining unemployment rates led the Bank of England to raise its base rate during the reporting period from 4.50% to 5.75%, its highest rate in six years.

Japan, which appeared to emerge from its long-standing deflationary environment, also experienced economic expansion. The Bank of Japan raised rates once during the reporting period, from 0.25% to 0.50%. However, at its July 2007 meeting, the Bank of Japan held rates steady, saying it would await additional evidence that economic growth would be sustained and inflation would take hold.

The ten largest holdings of the Fund represented approximately 15% of the net assets of the Fund as of July 31, 2007. Among the Fund’s ten largest holdings as of July 31, 2007, performance was mostly positive for the reporting period. Siemens AG (Germany) was the strongest performer, followed by mining company BHP Billiton Ltd. (Australia) and mobile phone company Nokia OYJ (Finland). Pharmaceutical companies AstraZeneca PLC (United Kingdom), Novartis AG (Switzerland) and GlaxoSmithKline PLC (United Kingdom) all declined for the reporting period.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/07			Inception to 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.70%	22.18%	24.03%	23.94%	23.54%	24.26%	53.62%	52.62%	54.40%

Total returns for the periods since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector	Percentage of Net Assets
Financial	41.59%

Energy	12.74

Consumer Cyclical	11.53

Communications	7.78

Consumer Non-Cyclical	7.52

Industrial	6.70

Utilities	6.37

Basic Materials	4.43

Diversified	0.52

Technology	0.46

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
BP PLC (United Kingdom)	3.36%

HSBC Holdings PLC (United Kingdom)	3.16

Toyota Motor Corp. (Japan)	2.40

Vodafone Group PLC (United Kingdom)	2.35

Total SA (France)	2.33

Nestle SA Registered (Switzerland)	2.27

Royal Dutch Shell PLC Class A (United Kingdom)	2.13

Banco Santander Central Hispano SA (Spain)	1.77

Royal Bank of Scotland Group PLC (United Kingdom)	1.67

Royal Dutch Shell PLC Class B (United Kingdom)	1.61

TOTAL	23.05%

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Value Index (the “Index”). The Index is a subset of the MSCI EAFE Index and consists of those securities classified by Morgan Stanley Capital International, Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 23.70%, while the Index returned 24.03%.

International markets generally delivered solid gains for the reporting period, driven by sound global economic growth. Around the world, strong demand, relatively low inflation levels, and improving employment rates supported economic growth. Healthy economic growth in Europe led the European Central Bank to raise rates five times during the reporting period. Germany registered annualized gross domestic product (GDP) growth of 3% for the first calendar quarter of 2007, its highest rate since 2000. France also witnessed economic expansion, although GDP growth in France slowed for the second quarter as business investment slipped. In the United Kingdom, sound economic growth and declining unemployment rates led the Bank of England to raise its base rate during the reporting period from 4.50% to 5.75%, its highest rate in six years.

Japan, which appeared to emerge from its long-standing deflationary environment, also experienced economic expansion. The Bank of Japan raised rates once during the reporting period, from 0.25% to 0.50%. However, at its July 2007 meeting, the Bank of Japan held rates steady, saying it would await additional evidence that economic growth would be sustained and inflation would take hold.

The ten largest holdings of the Fund represented approximately 23% of the net assets of the Fund as of July 31, 2007. Among the Fund’s ten largest holdings as of July 31, 2007, performance was positive for the reporting period. Wireless telecommunications company Vodafone Group PLC (United Kingdom) was the strongest performer among the ten largest holdings. Banco Santander Central Hispano SA (Spain) also posted sound gains. Total SA (France) and Nestle SA (Switzerland) both performed well, as did Royal Bank of Scotland Group PLC (United Kingdom). The Fund’s largest holding at July 31, 2007, oil company BP PLC (United Kingdom), posted a slight gain for the reporting period.

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/07 to 7/31/07)
FTSE/Xinhua China 25
Actual	$ 1,000.00	$ 1,356.80	0.74%	$ 4.32
Hypothetical (5% return before expenses)	1,000.00	1,021.10	0.74	3.71
MSCI EAFE
Actual	1,000.00	1,083.90	0.34	1.76
Hypothetical (5% return before expenses)	1,000.00	1,023.10	0.34	1.71
MSCI EAFE Growth
Actual	1,000.00	1,100.50	0.40	2.08
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01
MSCI EAFE Value
Actual	1,000.00	1,066.40	0.40	2.05
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.40	2.01

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	9

Schedule of Investments

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.75%

BANKS – 25.82%
Bank of China Ltd. Class Ha	349,430,000	$185,737,588
Bank of Communications Co. Ltd. Class Ha	171,235,000	188,601,911
BOC Hong Kong Holdings Ltd.	83,013,000	215,322,012
China CITIC Bank Class Ha,b	5,810,000	4,483,935
China Construction Bank Class Ha	431,600,000	325,371,665
China Merchants Bank Co. Ltd. Class Ha	67,880,000	247,191,184
Industrial & Commercial Bank of China Class Ha	556,100,000	343,909,791

		1,510,618,086

COAL – 6.80%
China Coal Energy Co. Class Hb	72,485,000	137,259,569
China Shenhua Energy Co. Ltd. Class Ha	64,708,000	260,444,274

		397,703,843

ELECTRIC – 2.60%
Datang International Power Generation Co. Ltd. Class Ha	76,676,000	66,327,618
Huaneng Power International Inc. Class Ha	75,960,000	85,702,194

		152,029,812

ENGINEERING & CONSTRUCTION – 4.33%
China Communications Construction Co. Ltd. Class H	110,845,000	253,238,601

		253,238,601

HOLDING COMPANIES - DIVERSIFIED – 6.90%
China Merchants Holdings International Co. Ltd.[a]	28,924,000	142,102,258
China Resources Enterprises Ltd.	29,310,000	118,532,055
Citic Pacific Ltd.[a]	27,409,000	142,889,276

		403,523,589

Security	Shares	Value
INSURANCE – 15.12%
China Life Insurance Co. Ltd. Class Ha	114,540,000	$495,406,996
PICC Property & Casualty Co. Ltd. Class Ha,b	86,018,000	111,008,695
Ping An Insurance (Group) Co. of China Ltd. Class Ha	32,021,500	278,225,459

		884,641,150

MINING – 4.27%
Aluminum Corporation of China Ltd. Class Ha	73,266,000	148,848,989
Zijin Mining Group Co. Ltd. Class Ha	129,430,000	100,881,393

		249,730,382

OIL & GAS – 16.37%
China Petroleum & Chemical Corp. Class H	207,500,000	219,265,294
CNOOC Ltd.[a]	202,663,000	242,897,805
PetroChina Co. Ltd. Class H	332,720,000	495,705,504

		957,868,603

TELECOMMUNICATIONS – 17.54%
China Mobile Ltd.	47,725,000	555,838,843
China Netcom Group Corp. Ltd.[a]	32,653,000	84,696,489
China Telecom Corp. Ltd. Class Ha	348,600,000	203,113,369
China Unicom Ltd.[a]	101,260,000	182,950,507

		1,026,599,208

TOTAL COMMON STOCKS (Cost: $3,952,990,220)		5,835,953,274

SHORT-TERM INVESTMENTS – 18.30%

MONEY MARKET FUNDS – 18.30%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.31%[c,d]	3,027,118	3,027,118

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® FTSE/XINHUA CHINA 25 INDEX FUND

July 31, 2007

Security	Shares	Value
BGI Cash Premier Fund LLC 5.34%[c,d,e]	1,067,799,739	$1,067,799,739

		1,070,826,857

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,070,826,857)		1,070,826,857

TOTAL INVESTMENTS IN SECURITIES – 118.05% (Cost: $5,023,817,077)		6,906,780,131

Other Assets, Less Liabilities – (18.05)%		(1,055,921,550)

NET ASSETS – 100.00%		$5,850,858,581

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	11

Schedule of Investments

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.19%

AUSTRALIA – 6.28%
AGL Energy Ltd.	1,633,811	$21,655,668
Alinta Ltd.	1,500,590	19,015,585
Alumina Ltd.	4,759,792	29,770,785
Amcor Ltd.	3,326,130	19,521,323
AMP Ltd.	6,366,110	54,872,099
Aristocrat Leisure Ltd.	1,373,520	16,063,756
Asciano Group[a]	2,178,940	17,773,038
ASX Ltd.	760,480	31,959,963
Australia & New Zealand Banking Group Ltd.	6,152,056	149,171,609
Babcock & Brown Ltd.	795,400	19,211,449
BHP Billiton Ltd.	11,631,036	368,722,451
BlueScope Steel Ltd.	3,184,015	29,872,302
Boral Ltd.[b]	3,030,280	20,121,665
Brambles Ltd.[a]	5,717,180	54,275,156
Caltex Australia Ltd.	748,840	16,027,321
Centro Properties Group	4,168,090	28,426,907
Coca-Cola Amatil Ltd.	2,806,210	22,023,944
Coles Group Ltd.	4,265,090	53,024,316
Commonwealth Bank of Australia	4,241,355	197,180,458
Commonwealth Property Office Fund	37,862,010	51,904,273
Computershare Ltd.	1,979,221	16,941,008
CSL Ltd.	677,060	51,600,340
CSR Ltd.	5,504,750	15,800,174
DB RREEF Trust	18,150,640	28,225,915
Fortescue Metals Group Ltd.[a,b]	405,460	11,474,560
Foster’s Group Ltd.	8,260,651	41,829,360
Futuris Corp. Ltd.	5,362,349	11,072,650
Goodman Group	3,037,572	15,823,757
GPT Group	8,390,500	32,422,301
Harvey Norman Holdings Ltd.	3,701,520	16,777,036
Insurance Australia Group Ltd.	6,538,770	31,933,783
Investa Property Group	12,122,090	30,431,586
James Hardie Industries NV	2,215,480	14,312,603
John Fairfax Holdings Ltd.	4,180,700	17,336,995
Lend Lease Corp. Ltd.	1,583,040	25,268,776
Macquarie Airports	2,538,490	9,504,655

Security	Shares	Value
Macquarie Bank Ltd.	821,908	$58,097,389
Macquarie Infrastructure Group	10,058,900	28,182,382
Mirvac Group	6,143,980	27,057,793
Multiplex Group	3,375,600	14,345,382
National Australia Bank Ltd.	5,271,950	173,272,380
Newcrest Mining Ltd.	1,265,385	26,996,129
Orica Ltd.	1,080,045	25,864,442
Origin Energy Ltd.	4,848,606	40,836,628
Paladin Resources Ltd.[a,b]	2,013,720	12,388,051
Qantas Airways Ltd.	4,154,275	20,430,857
QBE Insurance Group Ltd.	2,708,240	69,542,988
Rio Tinto Ltd.	1,016,615	81,076,006
Santos Ltd.	3,205,850	36,532,072
Stockland	5,868,500	38,867,451
Suncorp-Metway Ltd.	3,043,860	50,594,797
Symbion Health Ltd.	3,921,139	13,942,472
Tabcorp Holdings Ltd.	2,382,320	33,169,042
Tattersall’s Ltd.	3,425,070	14,408,886
Telstra Corp. Ltd.	8,378,860	33,023,433
Telstra Corp. Ltd. Installment Receipt	5,012,754	13,400,174
Toll Holdings Ltd.[b]	2,153,922	26,261,186
Transurban Group	4,381,007	26,951,184
Wesfarmers Ltd.	1,196,010	39,954,666
Westfield Group	5,129,341	83,721,309
Westfield Group New	438,666	6,960,724
Westpac Banking Corp.	6,194,921	139,064,578
Woodside Petroleum Ltd.	1,797,670	66,677,148
Woolworths Ltd.	3,838,290	89,747,173
Zinifex Ltd.	1,581,100	26,971,808

		2,909,688,097

AUSTRIA – 0.59%
Erste Bank der Oesterreichischen Sparkassen AGb	906,970	68,866,332
Immoeast AGa	607,220	7,979,454
Meinl European Land Ltd.[a]	653,243	15,245,968
Oesterreichische Elektrizitaetswirtschafts AG Class A	526,570	25,948,632
OMV AG	439,484	27,805,382

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Raiffeisen International Bank Holding AG	186,240	$28,593,467
RHI AGa	246,817	12,824,993
Telekom Austria AG	1,689,350	41,601,277
Wiener Staedtische Allgemeine Versicherung AG	266,570	18,835,846
Wienerberger AG	338,661	23,804,633

		271,505,984

BELGIUM – 1.27%
AGFA-Gevaert NV	519,920	11,031,234
Cofinimmo	160,713	28,873,949
Colruyt SA	94,141	20,148,028
Delhaize Group	280,330	26,285,486
Dexia SA	1,927,171	55,793,870
Euronav SA	166,766	6,008,268
Fortis	3,852,371	154,086,353
Groupe Bruxelles Lambert SA	344,814	42,309,959
InBev	571,227	46,422,832
KBC Group NV	614,980	80,890,039
Mobistar SA	134,830	10,669,532
NV Bekaert SA	110,600	15,981,236
Omega Pharma SA	101,271	8,777,723
Solvay SA	240,560	36,814,684
UCB SAb	377,330	21,347,283
Umicore	106,994	24,605,068

		590,045,544

DENMARK – 0.87%
A.P. Moller – Maersk A/S	3,880	51,749,989
A/S Dampskibsselskabet TORM	291,000	11,724,049
Carlsberg A/S Class B	187,280	24,255,185
Coloplast A/S Class Bb	214,370	17,943,862
Danisco A/Sb	258,020	19,342,896
Danske Bank A/S	1,732,420	73,701,352
GN Store Nord A/Sa	999,100	11,947,110
Novo Nordisk A/S Class B	847,780	89,679,161
Novozymes A/S Class Bb	284,210	33,880,896
Topdanmark A/Sa	138,765	23,741,241
Vestas Wind Systems A/Sa	661,540	44,786,225

		402,751,966

Security	Shares	Value
FINLAND – 1.69%
Cargotec Corp. Class B	235,710	$12,380,143
Elisa OYJ Class A	731,380	20,873,967
Fortum OYJ	1,620,870	52,783,537
Kone OYJ Class B	424,860	28,840,037
Metso OYJ	562,600	36,195,405
Neste Oil OYJ	611,100	22,083,712
Nokia OYJ	13,282,907	384,919,444
Nokian Renkaat OYJ	626,620	20,911,915
Outokumpu OYJ[b]	380,240	11,971,305
Rautaruukki OYJ	444,260	29,755,571
Sampo OYJ	1,551,030	46,921,116
Stora Enso OYJ Class Rb	2,079,680	36,011,640
TietoEnator OYJ[b]	515,070	12,761,470
UPM-Kymmene OYJ	1,774,130	39,779,123
YIT OYJ	799,280	25,612,750

		781,801,135

FRANCE – 10.10%
Accor SA	758,540	65,726,129
Air France-KLM	524,964	23,922,093
Alcatel-Lucent	7,871,550	93,742,250
ALSTOM	370,600	67,876,179
Arcelor Mittal	2,911,940	182,280,195
Atos Origin SAa,b	297,790	17,682,983
AXA	5,482,440	217,859,641
BNP Paribas	2,748,370	307,476,946
Bouygues SA	712,065	57,644,360
Business Objects SAa	384,120	17,556,551
Cap Gemini SA	476,270	31,749,585
Carrefour SA	2,003,050	143,537,156
Compagnie de Saint-Gobain	1,090,280	122,379,242
Compagnie Generale des Etablissements Michelin Class B	517,980	69,365,082
Credit Agricole SA	2,208,833	85,717,956
Dassault Systemes SAb	242,500	14,708,533
Essilor International SA	716,980	44,115,642
European Aeronautic Defence and Space Co.[b]	1,145,570	34,921,888
France Telecom SA	5,692,930	154,764,357
Gaz de France	610,130	28,688,311

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Groupe Danone	1,515,460	$111,418,034
Lafarge SA	518,165	88,888,243
Lagardere SCA	468,719	37,418,462
L’Air Liquide SA	803,160	105,224,107
L’Oreal SA	956,420	110,509,194
LVMH Moet Hennessy Louis Vuitton SA	782,009	88,590,692
Neopost SA	175,902	25,749,382
PagesJaunes SA	502,887	10,146,675
Pernod Ricard SA	309,786	65,668,471
PPR SAb	255,110	44,883,617
PSA Peugeot Citroen SA	565,690	48,272,652
Publicis Groupe SA	549,990	23,903,109
Renault SA	612,596	89,775,381
Safran SAb	649,485	16,394,037
Sanofi-Aventis	3,426,040	288,418,693
Schneider Electric SA	858,203	116,464,832
SCOR SEb	634,380	16,368,795
Societe BIC	196,910	14,320,673
Societe Generale Class A	1,204,740	210,162,368
Societe Television Francaise 1	499,550	16,890,083
Sodexho Alliance SA	421,950	28,163,106
STMicroelectronics NV	2,444,400	42,561,336
Suez SA	3,352,320	178,826,441
Technip SA	372,480	30,745,115
Thales SA	347,828	20,111,493
Thomson	1,123,260	18,558,524
Total SA	7,137,105	569,373,814
Unibail-Rodamco	242,500	58,190,156
Valeo SA	340,470	17,700,669
Vallourec SA	163,930	43,326,299
Veolia Environnement	1,136,617	84,778,712
Vinci SA	1,344,420	97,683,618
Vivendi	3,845,260	164,855,456
Zodiac SA	154,747	11,055,169

		4,677,112,487

GERMANY – 7.75%
Adidas AG	793,460	48,680,244
Allianz SEb	1,510,290	323,314,503
BASF AG	1,636,390	213,469,375
Bayer AG	2,423,060	173,369,433

Security	Shares	Value
Celesio AG	405,460	$24,648,168
Commerzbank AG	2,144,670	93,003,975
Continental AG	465,600	67,564,049
DaimlerChrysler AG Registered	3,109,820	284,742,510
Deutsche Bank AG	1,739,210	240,214,407
Deutsche Boerse AG	745,180	87,182,788
Deutsche Lufthansa AG	929,740	26,318,911
Deutsche Post AG	2,628,700	77,219,432
Deutsche Telekom AG	9,583,600	165,817,977
Douglas Holding AG	350,455	22,023,960
E.ON AG	2,066,210	327,520,794
Fresenius Medical Care AG & Co. KGaA	686,970	32,479,996
Hochtief AG	219,330	22,340,105
Hypo Real Estate Holding AG	578,120	35,650,748
Infineon Technologies AGa	2,685,930	44,707,885
Linde AG	428,740	50,976,462
MAN AG	467,620	68,567,687
Merck KGaA	242,698	30,494,213
METRO AG	622,740	48,819,104
Muenchener Rueckversicherungs-Gesellschaft AG	733,320	127,322,637
Puma AG	49,887	20,086,179
RWE AG	1,482,160	158,514,419
Salzgitter AG	134,830	27,898,399
SAP AG	3,058,410	166,622,880
Siemens AG	2,791,660	357,565,010
SolarWorld AGb	320,100	15,590,049
ThyssenKrupp AG	1,324,130	74,332,075
TUI AGa	999,100	28,378,074
Volkswagen AGb	589,910	107,025,825

		3,592,462,273

GREECE – 0.50%
Hellenic Telecommunications Organization SA SP ADR	5,137,180	77,263,187
National Bank of Greece SA ADR	13,104,702	155,028,625

		232,291,812

HONG KONG – 1.88%
Bank of East Asia Ltd.	6,596,000	39,948,941
BOC Hong Kong Holdings Ltd.	13,095,000	33,966,267
Cheung Kong (Holdings) Ltd.	5,820,000	82,545,280

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
CLP Holdings Ltd.	5,335,000	$36,094,969
Esprit Holdings Ltd.	3,880,000	52,551,350
Foxconn International Holdings Ltd.[a,b]	7,760,000	22,606,996
Hang Lung Properties Ltd.	9,700,000	36,191,024
Hang Seng Bank Ltd.	2,716,000	43,032,614
Henderson Land Development Co. Ltd.[b]	4,850,000	35,323,431
Hong Kong & China Gas Co. Ltd. (The)[b]	13,863,120	32,380,493
Hong Kong Exchanges & Clearing Ltd.	5,335,000	88,686,600
Hongkong Electric Holdings Ltd.	4,850,000	24,168,663
Hutchison Telecommunications International Ltd.[b]	2,596,000	3,250,701
Hutchison Whampoa Ltd.	6,790,000	72,964,574
Li & Fung Ltd.	7,962,200	28,130,309
Link REIT (The)	9,215,000	19,286,593
MTR Corp. Ltd.[b]	8,245,000	20,775,135
New World Development Co. Ltd.[b]	10,871,599	26,948,925
PCCW Ltd.	26,190,000	16,163,258
Sun Hung Kai Properties Ltd.	5,820,000	74,811,308
Swire Pacific Ltd. Class A	3,880,000	44,272,033
Techtronic Industries Co. Ltd.	5,108,500	6,070,474
Wharf Holdings Ltd. (The)[b]	6,790,000	28,413,672

		868,583,610

IRELAND – 0.86%
Allied Irish Banks PLC	3,110,790	81,970,444
Bank of Ireland	3,585,120	68,459,506
C&C Group PLC	3,372	27,695
CRH PLC	1,844,575	82,944,492
DCC PLC	539,320	15,983,073
DEPFA Bank PLC	1,413,290	28,960,693
Elan Corp. PLC[a]	1,622,810	29,366,689
Grafton Group PLC[a]	1,448,210	20,101,356
Independent News & Media PLC	3,762,630	16,739,048
Irish Life & Permanent PLC	1,358,970	33,019,013
Kerry Group PLC Class A	687,260	18,335,331
Ryanair Holdings PLC[a]	177,504	1,287,775

		397,195,115

Security	Shares	Value
ITALY – 3.67%
Alleanza Assicurazioni SpA[b]	1,766,626	$22,441,323
Arnoldo Mondadori Editore SpA[b]	1,154,300	10,839,236
Assicurazioni Generali SpA[b]	3,398,383	134,857,902
Atlantia SpA	930,958	31,616,422
Autogrill SpA[b]	956,183	20,078,083
Banca Monte dei Paschi di Siena SpA[b]	4,521,603	29,028,269
Banca Popolare di Milano Scrl	1,785,770	25,935,628
Banco Popolare SpA[a,b]	2,408,510	59,508,845
Bulgari SpA	735,208	10,788,495
Capitalia SpA	5,923,790	56,518,196
Enel SpA	14,150,854	146,924,457
Eni SpA	8,583,094	302,888,401
Fiat SpA	2,268,830	67,610,827
Finmeccanica SpA	1,183,140	35,953,814
Intesa Sanpaolo SpA	25,891,240	197,939,235
Italcementi SpA	468,218	12,978,634
Luxottica Group SpA[b]	496,894	18,187,835
Mediaset SpA	3,311,580	34,700,546
Mediobanca SpA[b]	1,815,970	38,480,037
Mediolanum SpA[b]	1,141,777	8,674,214
Parmalat SpA	5,461,100	19,585,618
Pirelli & C. SpA[a]	11,769,194	13,403,737
Snam Rete Gas SpA[b]	3,902,102	21,686,053
Telecom Italia SpA	35,349,710	95,422,024
UniCredito Italiano SpA German	26,536,740	227,938,224
Unione di Banche Italiane ScpA	2,310,540	57,467,761

		1,701,453,816

JAPAN – 21.33%
Acom Co. Ltd.[b]	291,000	10,387,183
Aderans Co. Ltd.	291,000	5,437,996
Advantest Corp.	582,000	22,680,721
AEON Co. Ltd.	2,280,200	36,559,038
Aeon Credit Service Co. Ltd.	582,090	8,267,032
AIFUL Corp.[b]	485,000	12,179,482
Aisin Seiki Co. Ltd.	776,000	30,697,182
Ajinomoto Co. Inc.	1,940,000	23,527,989
All Nippon Airways Co. Ltd.	1,940,000	7,332,129
Alps Electric Co. Ltd.	1,067,000	10,610,406

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Amada Co. Ltd.	1,940,000	$22,745,895
Asahi Breweries Ltd.	1,580,500	22,473,326
Asahi Glass Co. Ltd.	3,313,000	44,520,220
Asahi Kasei Corp.	3,880,000	27,796,917
Astellas Pharma Inc.	1,746,090	71,858,572
Bank of Kyoto Ltd. (The)	1,940,000	26,265,317
Bank of Yokohama Ltd. (The)	3,880,000	27,112,586
Benesse Corp.	291,000	8,994,079
Bridgestone Corp.	1,940,000	41,059,925
Canon Inc.	3,625,600	190,925,226
Casio Computer Co. Ltd.[b]	1,164,000	17,812,187
Central Japan Railway Co.	4,850	50,102,885
Chiba Bank Ltd. (The)	2,910,000	24,611,515
Chubu Electric Power Co. Inc.	2,037,000	51,153,823
Chugai Pharmaceutical Co. Ltd.	970,000	16,741,696
Citizen Watch Co. Ltd.	1,552,000	14,338,387
Coca-Cola West Japan Co. Ltd.[b]	348,600	7,260,975
Credit Saison Co. Ltd.	776,000	19,096,124
CSK Corp.	291,000	9,409,566
Dai Nippon Printing Co. Ltd.	1,940,000	28,497,543
Daicel Chemical Industries Ltd.	970,000	6,501,154
Daido Steel Co. Ltd.[b]	1,333,000	9,706,555
Daiichi Sankyo Co. Ltd.	2,328,095	64,329,841
Daikin Industries Ltd.	970,000	37,964,137
Daimaru Inc. (The)	970,000	10,949,313
Dainippon Ink & Chemical Inc.	2,910,000	11,413,681
Dainippon Screen Manufacturing Co. Ltd.[b]	970,000	7,144,753
Daito Trust Construction Co. Ltd.	388,000	19,356,822
Daiwa House Industry Co. Ltd.	1,940,000	25,532,104
Daiwa Securities Group Inc.	4,850,000	51,895,183
Denso Corp.	1,650,500	62,241,171
Dentsu Inc.	5,820	14,859,783
DOWA HOLDINGS Co. Ltd.	970,000	11,715,113
E*Trade Securities Co. Ltd.[b]	6,800	7,424,516
East Japan Railway Co.	11,640	86,421,366
Ebara Corp.[b]	1,940,000	9,319,951
Eisai Co. Ltd.	873,000	36,880,612
Electric Power Development Co. Ltd.	485,000	16,660,227

Security	Shares	Value
Elpida Memory Inc.[a]	388,000	$17,336,413
FamilyMart Co. Ltd.	291,000	7,552,094
Fanuc Ltd.	582,500	63,257,254
Fast Retailing Co. Ltd.	35,400	2,006,887
Fuji Electric Holdings Co. Ltd.	1,940,000	8,097,929
Fuji Television Network Inc.	1,922	3,890,329
FUJIFILM Holdings Corp.	1,746,000	76,107,504
Fujikura Ltd.	1,940,000	12,073,573
Fujitsu Ltd.	6,790,000	44,937,807
Fukuoka Financial Group Inc.[a]	2,910,000	18,599,168
Furukawa Electric Co. Ltd. (The)	1,180,000	6,550,876
Gunma Bank Ltd.	1,940,000	12,920,842
Hankyu Hanshin Holdings Inc.	3,880,000	19,584,933
Haseko Corp.[a]	3,880,000	10,362,743
Hino Motors Ltd.	970,000	6,827,027
Hirose Electric Co. Ltd.	97,500	12,103,053
Hitachi Cable Ltd.	970,000	5,987,906
Hitachi Ltd.	10,672,000	76,455,852
Hokuhoku Financial Group Inc.	4,850,000	15,478,940
Honda Motor Co. Ltd.	5,173,800	186,850,376
Hoya Corp.	1,415,400	44,935,220
IBIDEN Co. Ltd.	485,000	35,764,498
IHI Corp.[b]	4,850,000	18,615,462
INPEX Holdings Inc.	3,170	31,948,935
Isetan Co. Ltd.	970,500	15,478,768
Ito En Ltd.	194,000	5,898,291
ITOCHU Corp.	4,850,000	61,223,281
Itochu Techno-Science Corp.	194,000	7,071,432
Japan Airlines Corp.[a,b]	1,940,000	3,780,120
Japan Steel Works Ltd. (The)	1,940,000	31,153,404
Japan Tobacco Inc.	14,550	74,176,711
JFE Holdings Inc.	1,940,875	133,830,964
JGC Corp.	970,000	20,081,888
Joyo Bank Ltd. (The)	2,910,000	16,986,100
JS Group Corp.	970,480	18,339,394
JSR Corp.	610,900	15,392,433
Kajima Corp.	2,910,000	11,951,371
Kamigumi Co. Ltd.	970,000	8,407,508
Kaneka Corp.	198,000	1,619,720
Kansai Electric Power Co. Inc. (The)	2,522,000	56,025,616

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Kao Corp.	1,940,000	$53,443,077
Kawasaki Heavy Industries Ltd.	4,850,000	21,629,782
Kawasaki Kisen Kaisha Ltd.	2,910,000	40,253,391
KDDI Corp.	8,730	57,923,823
Keihin Electric Express Railway Co. Ltd.[b]	1,940,000	11,812,875
Keio Corp.	1,940,000	12,203,922
Keyence Corp.	194,081	41,745,386
Kikkoman Corp.[b]	970,000	13,189,686
Kinden Corp.	970,000	8,603,033
Kintetsu Corp.[b]	5,820,000	17,206,064
Kirin Holdings Co. Ltd.	2,910,000	41,279,889
Kobe Steel Ltd.	9,700,000	37,882,669
Komatsu Ltd.	2,910,000	92,873,640
Konami Corp.	388,000	8,814,849
Konica Minolta Holdings Inc.	1,940,000	28,856,003
Kubota Corp.	3,880,000	32,456,893
Kuraray Co. Ltd.	1,455,000	16,778,356
Kyocera Corp.	582,000	56,212,993
Kyowa Hakko Kogyo Co. Ltd.	1,940,000	19,552,345
Kyushu Electric Power Co. Inc.	1,358,000	32,220,636
Lawson Inc.	291,000	9,971,696
Leopalace21 Corp.	485,000	15,356,738
Marubeni Corp.	5,820,000	56,359,635
Marui Co. Ltd.	1,358,000	15,351,850
Matsushita Electric Industrial Co. Ltd.	6,790,868	124,051,047
Meiji Dairies Corp.	1,940,000	11,454,416
Meiji Seika Kaisha Ltd.	1,940,000	8,554,151
Meitec Corp.[b]	194,000	5,539,831
Millea Holdings Inc.	2,425,000	96,336,035
Minebea Co. Ltd.	1,940,000	10,574,560
Mitsubishi Chemical Holdings Corp.	3,670,500	33,478,881
Mitsubishi Corp.	4,365,000	129,778,692
Mitsubishi Electric Corp.	7,158,000	76,290,279
Mitsubishi Estate Co. Ltd.	3,880,000	99,716,961
Mitsubishi Heavy Industries Ltd.	10,670,000	75,545,375
Mitsubishi Materials Corp.	4,850,000	31,283,753
Mitsubishi Rayon Co. Ltd.	1,940,000	14,599,085
Mitsubishi UFJ Financial Group Inc.	28,135	300,100,365

Security	Shares	Value
Mitsubishi UFJ Securities Co. Ltd.	970,000	$10,517,532
Mitsui & Co. Ltd.	4,850,000	114,462,688
Mitsui Chemicals Inc.	1,940,000	15,104,187
Mitsui Engineering & Shipbuilding Co. Ltd.	2,910,000	16,032,923
Mitsui Fudosan Co. Ltd.	2,910,000	76,742,956
Mitsui Mining & Smelting Co. Ltd.	2,910,000	14,077,688
Mitsui O.S.K. Lines Ltd.	4,850,000	76,335,615
Mitsui Sumitomo Insurance Co. Ltd.	3,880,160	44,972,249
Mitsui Trust Holdings Inc.	2,910,000	25,882,417
Mitsukoshi Ltd.[b]	1,940,000	9,271,070
Mizuho Financial Group Inc.	32,015	226,402,637
Murata Manufacturing Co. Ltd.	776,000	58,396,338
Namco Bandai Holdings Inc.	873,000	13,689,086
NEC Corp.	6,790,000	33,475,244
NGK Insulators Ltd.	970,000	29,817,327
NGK Spark Plug Co. Ltd.	970,000	17,760,047
Nichirei Corp.	1,940,000	9,319,951
Nidec Corp.	388,000	25,743,922
Nikko Cordial Corp.	1,940,000	26,086,087
Nikon Corp.	970,000	31,120,817
Nintendo Co. Ltd.	316,200	154,561,290
Nippon Electric Glass Co. Ltd.	970,500	15,169,029
Nippon Express Co. Ltd.	2,910,000	15,812,959
Nippon Meat Packers Inc.	970,000	10,517,532
Nippon Mining Holdings Inc.	3,113,000	31,557,477
Nippon Oil Corp.	4,850,000	43,463,234
Nippon Sheet Glass Co. Ltd.	2,910,000	15,348,591
Nippon Steel Corp.	21,340,000	161,306,849
Nippon Telegraph and Telephone Corp.	16,976	73,427,455
Nippon Yusen Kabushiki Kaisha	4,850,000	49,084,534
Nishimatsu Construction Co. Ltd.[b]	1,940,000	6,696,678
Nissan Motor Co. Ltd.	7,441,300	79,497,196
Nisshin Seifun Group Inc.	1,027,200	9,584,842
Nisshin Steel Co. Ltd.	3,880,000	17,075,715
Nissin Food Products Co. Ltd.[b]	291,000	8,896,317
Nitto Denko Corp.	582,000	30,697,182

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
NOK Corp.	485,000	$9,857,641
Nomura Holdings Inc.	5,820,000	111,937,177
NSK Ltd.	1,940,000	18,688,783
NTN Corp.	1,940,000	16,000,336
NTT Data Corp.	3,880	16,293,621
NTT DoCoMo Inc.	62,085	86,037,249
Obayashi Corp.	2,910,000	15,470,793
Oji Paper Co. Ltd.	2,910,000	14,004,367
Okumura Corp.[b]	970,000	5,173,225
Olympus Corp.	970,000	40,000,840
Omron Corp.	804,900	21,497,350
Oracle Corp. Japan[b]	97,000	4,309,663
Oriental Land Co. Ltd.	194,000	10,069,458
ORIX Corp.	291,000	70,315,122
Osaka Gas Co. Ltd.	6,790,000	23,381,346
Resona Holdings Inc.[b]	19,400	42,037,543
Ricoh Co. Ltd.	1,940,000	42,119,010
Rohm Co. Ltd.	388,000	32,978,289
Sankyo Co. Ltd.	291,000	11,633,646
SANYO Electric Co. Ltd.[a,b]	8,730,000	13,564,440
Sapporo Hokuyo Holdings Inc.	970	10,346,449
Sapporo Holdings Ltd.[b]	1,940,000	11,666,233
SBI Holdings Inc.	35,890	11,092,697
Secom Co. Ltd.	873,500	38,515,727
Sega Sammy Holdings Inc.	538	7,754
Seiko Epson Corp.	582,000	17,059,421
Seino Holdings Co. Ltd.	970,000	9,425,860
Sekisui Chemical Co. Ltd.	1,940,000	15,201,949
Sekisui House Ltd.	1,940,000	24,196,027
Seven & I Holdings Co. Ltd.	2,773,280	77,795,785
77 Bank Ltd. (The)	1,940,000	12,823,080
Sharp Corp.	3,880,000	67,292,655
Shimano Inc.	291,000	9,287,364
Shimizu Corp.	1,940,000	11,617,352
Shin-Etsu Chemical Co. Ltd.	1,261,000	93,517,238
Shinsei Bank Ltd.	6,790,000	25,548,398
Shionogi & Co. Ltd.	970,000	15,511,528
Shiseido Co. Ltd.	970,000	20,692,899
Shizuoka Bank Ltd. (The)	1,940,000	19,536,052
Showa Denko K.K.	3,880,000	13,654,054
Showa Shell Sekiyu K.K.	1,067,000	13,245,085

Security	Shares	Value
SMC Corp.	194,000	$25,841,683
SoftBank Corp.[b]	2,522,000	53,271,994
Sojitz Corp.	3,492,000	17,655,768
Sompo Japan Insurance Inc.	2,910,000	33,947,759
Sony Corp.	3,395,000	179,922,312
Stanley Electric Co. Ltd.	610,900	14,545,849
Sumco Corp.	485,000	25,173,645
Sumitomo Chemical Co. Ltd.	5,820,000	43,601,730
Sumitomo Corp.	3,880,000	75,928,274
Sumitomo Electric Industries Ltd.	2,619,000	42,804,972
Sumitomo Heavy Industries Ltd.	1,940,000	24,000,504
Sumitomo Metal Industries Ltd.	14,550,000	84,563,894
Sumitomo Metal Mining Co. Ltd.	1,940,000	47,414,438
Sumitomo Mitsui Financial Group Inc.	22,310	202,366,775
Sumitomo Osaka Cement Co. Ltd.	2,910,000	7,429,891
Sumitomo Realty & Development Co. Ltd.	1,363,000	40,867,677
Sumitomo Trust and Banking Co. Ltd. (The)	4,850,000	41,100,659
Suruga Bank Ltd.	970,000	12,114,307
Suzuken Co. Ltd.	291,040	9,044,203
T&D Holdings Inc.	679,000	44,595,641
Taiheiyo Cement Corp.	2,910,000	12,440,180
Taisei Corp.	3,880,000	13,751,816
Taisho Pharmaceutical Co. Ltd.	970,000	18,819,132
Taiyo Nippon Sanso Corp.	970,000	8,757,821
Takara Holdings Inc.	970,000	6,012,347
Takashimaya Co. Ltd.	975,000	10,989,376
Takeda Pharmaceutical Co. Ltd.	2,813,000	183,335,825
Takefuji Corp.	475,300	14,770,167
TDK Corp.	388,000	33,727,796
Teijin Ltd.	2,910,000	15,837,400
Terumo Corp.	582,000	24,733,717
THK Co. Ltd.	485,000	11,507,370
Tobu Railway Co. Ltd.	2,910,000	12,733,465
Toda Corp.	1,940,000	10,607,147
Toho Co. Ltd.	776,000	14,273,212
Tohoku Electric Power Co. Inc.	1,552,000	34,412,127
Tokuyama Corp.	970,000	14,256,918

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Tokyo Broadcasting System Inc.[b]	169,100	$4,573,149
Tokyo Electric Power Co. Inc. (The)	3,880,000	103,301,558
Tokyo Electron Ltd.	582,000	42,135,304
Tokyo Gas Co. Ltd.	8,730,000	38,053,752
Tokyo Steel Manufacturing Co. Ltd.	485,000	7,967,581
Tokyo Tatemono Co. Ltd.	1,940,000	23,642,044
Tokyu Corp.	3,880,000	24,147,147
Tokyu Land Corp.	1,940,000	18,379,205
TonenGeneral Sekiyu K.K.	1,940,000	18,949,481
Toppan Printing Co. Ltd.	1,940,000	21,067,653
Toray Industries Inc.	4,850,000	38,819,552
Toshiba Corp.	9,700,000	91,407,215
Tosoh Corp.	1,940,000	11,601,058
TOTO Ltd.[b]	1,940,000	16,489,145
Toyo Seikan Kaisha Ltd.	679,000	11,918,784
Toyobo Co. Ltd.	2,910,000	7,869,819
Toyoda Gosei Co. Ltd.	291,000	9,287,364
Toyota Industries Corp.	873,500	39,689,539
Toyota Motor Corp.	9,215,000	557,241,843
Toyota Tsusho Corp.	679,000	17,792,634
Trend Micro Inc.	485,000	14,908,663
Ube Industries Ltd.	3,880,000	11,731,407
Uni-Charm Corp.	194,000	10,574,561
UNY Co. Ltd.	972,000	10,310,637
USS Co. Ltd.	135,800	9,078,806
West Japan Railway Co.	6,790	30,737,916
Yahoo! Japan Corp.	58,200	18,159,241
Yamada Denki Co. Ltd.	291,000	29,059,673
Yamaha Corp.	610,700	13,335,741
Yamaha Motor Co. Ltd.	873,000	24,709,276
Yamato Holdings Co. Ltd.	1,940,000	28,921,177
Yaskawa Electric Corp.	970,000	11,861,756
Yokogawa Electric Corp.	970,000	13,263,008

		9,879,172,135

NETHERLANDS – 3.58%
ABN AMRO Holding NV	5,985,224	289,945,806
Aegon NV	4,929,540	90,690,443
Akzo Nobel NV	887,155	73,530,837

Security	Shares	Value
ASML Holding NVa	1,622,810	$48,648,298
Corporate Express NVb	717,800	9,864,908
Hagemeyer NV	2,213,540	11,786,716
Heineken NV	821,325	52,458,472
ING Groep NV	6,252,620	268,064,713
Koninklijke Ahold NVa	5,318,408	67,996,160
Koninklijke DSM NV	576,180	30,010,187
Koninklijke KPN NV	6,621,516	103,599,945
Koninklijke Philips
Electronics NV	4,020,867	164,623,557
QIAGEN NVa,b	724,590	12,636,233
Randstad Holding NVb	170,720	11,294,241
Reed Elsevier NV	2,444,400	45,104,308
Royal Numico NV	592,670	43,451,960
SBM Offshore NV	712,062	29,553,088
TNT NV	1,485,070	64,156,370
Unilever NV	5,446,363	166,699,479
Vedior NV	654,182	17,193,159
Wereldhave NV	213,400	27,394,319
Wolters Kluwer NV CVA	1,034,020	30,573,035

		1,659,276,234

NORWAY – 1.04%
DnB NOR ASA	2,988,570	39,881,134
Frontline Ltd.[b]	228,920	10,811,837
Marine Harvest ASA[a,b]	9,725,220	12,309,771
Norsk Hydro ASA	2,551,564	99,037,108
Ocean Rig ASA[a,b]	929,260	6,591,289
Orkla ASA	2,834,246	54,274,453
Petroleum Geo-Services ASA[a]	632,440	15,152,231
Renewable Energy Corp. ASA[a]	579,164	23,176,109
Schibsted ASA	393,463	17,434,386
SeaDrill Ltd.[a]	908,890	18,536,511
Statoil ASA	2,406,232	71,906,772
Storebrand ASA	1,020,980	15,570,883
Tandberg ASA	419,040	9,679,676
Telenor ASA[a]	2,838,220	52,278,895
TGS-NOPEC Geophysical Co. ASA[a,b]	523,800	10,277,909
Tomra Systems ASA[b]	900,337	7,058,768
Yara International ASA	736,619	19,957,003

		483,934,735

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
PORTUGAL – 0.48%
Banco Comercial Portugues SA Class Rb	8,351,828	$42,985,823
Banco Espirito Santo SA	1,619,719	38,157,192
Brisa-Auto Estradas de Portugal SAb	2,100,827	28,785,928
Energias de Portugal SA	7,702,869	43,968,781
Portugal Telecom SGPS SA	2,819,094	39,669,665
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SAb	442,355	7,151,164
Sonae Industria SGPS SAa	598,490	8,503,743
Sonae SGPS SA	5,150,930	15,159,329

		224,381,625

SINGAPORE – 1.11%
CapitaLand Ltd.[b]	5,820,000	28,765,363
Chartered Semiconductor Manufacturing Ltd.[a,b]	8,730,000	6,500,972
City Developments Ltd.[b]	2,910,000	29,148,901
ComfortDelGro Corp. Ltd.	10,670,000	14,555,273
DBS Group Holdings Ltd.	3,880,000	59,064,878
Fraser and Neave Ltd.	9,700,150	33,560,109
Haw Par Corp. Ltd.	2,934,775	15,568,841
Keppel Corp Ltd.	3,880,000	34,518,436
Oversea-Chinese Banking Corp.	9,701,200	58,177,152
Singapore Airlines Ltd.	2,910,000	37,203,203
Singapore Press Holdings Ltd.	10,670,750	31,644,123
Singapore Technologies Engineering Ltd.	7,760,000	18,921,217
Singapore Telecommunications Ltd.	26,190,285	60,407,920
United Overseas Bank Ltd.	4,850,000	71,913,407
UOL Group Ltd.	4,125,000	14,679,232

		514,629,027

SPAIN – 4.23%
Abertis Infraestructuras SAb	1,175,840	34,798,440
Abertis Infraestructuras SA Temporary[b,c]	57,944	1,714,826
Acciona SA	139,680	36,471,585
Acerinox SAb	1,016,560	26,689,318

Security	Shares	Value
Actividades de Construcciones y Servicios SA	963,210	$57,934,451
Altadis SA	1,008,800	66,462,518
Antena 3 de Television SAa,b	778,910	15,022,912
Banco Bilbao Vizcaya Argentaria SA	11,352,880	281,747,267
Banco Popular Espanol SA	3,363,960	60,920,930
Banco Santander Central Hispano SA	20,058,630	382,204,999
Cintra Concesiones de Infraestructuras de Transporte SAb	1,290,474	19,837,406
Endesa SAb	2,750,920	148,778,731
Gas Natural SDG SA	809,950	47,042,144
Grupo Ferrovial SAb	283,240	25,608,448
Iberdrola SAb	3,137,950	177,098,635
Iberia Lineas Aereas de Espana SAb	3,208,336	15,195,388
Industria de Diseno Textil SAa	786,670	47,779,090
Repsol YPF SA	3,067,776	117,329,145
Telefonica SA	14,769,257	349,550,157
Union Fenosa SA	608,795	33,600,633
Zeltia SAb	1,100,950	12,478,253

		1,958,265,276

SWEDEN – 2.63%
Assa Abloy AB Class B	1,167,074	25,548,526
Atlas Copco AB Class A	2,402,917	42,171,141
Atlas Copco AB Class B	1,597,877	26,086,239
Boliden AB	974,850	22,715,008
Electrolux AB Series B	1,039,161	26,372,687
Eniro ABb	700,499	8,732,976
Hennes & Mauritz AB Class B	1,637,425	95,141,199
Hoganas AB Class Bb	258,990	7,476,151
Holmen AB Class Bb	286,150	12,124,820
Husqvarna AB	1,039,161	14,535,824
Lundin Petroleum ABa,b	1,121,320	12,023,831
Modern Times Group MTG AB Class B	194,000	12,006,412
Nordea Bank AB	7,019,073	114,381,961
Oriflame Cosmetics SA	250,940	12,830,234
Sandvik AB	3,451,260	70,941,912
Scania AB Class B	1,662,095	40,208,594

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Securitas AB Class B	1,330,840	$20,541,617
Securitas Direct AB Class Ba,b	1,224,140	3,324,740
Securitas Systems AB Class B	1,188,250	4,197,205
Skandinaviska Enskilda Banken AB Class A	1,752,650	60,867,644
Skanska AB Class B	1,441,420	31,393,815
SKF AB	1,340,540	28,450,589
SSAB Svenskt Stal AB Class Ab	887,550	32,601,942
Svenska Cellulosa AB Class B	1,888,590	33,705,301
Svenska Handelsbanken AB Class A	1,895,750	55,005,139
Swedish Match AB	1,390,716	27,348,264
Tele2 AB Class B	1,257,120	22,155,716
Telefonaktiebolaget LM Ericsson AB Class B	49,563,120	188,310,285
TeliaSonera AB	6,948,110	53,364,504
Trelleborg AB Class B	646,155	16,590,453
Volvo AB Class A	1,726,571	32,479,389
Volvo AB Class B	3,560,335	66,314,734

		1,219,948,852

SWITZERLAND – 6.60%
ABB Ltd. Registered	6,974,300	171,256,910
Adecco SA Registered	467,748	32,785,893
Ciba Specialty Chemicals AG Registered	433,590	26,536,400
Clariant AG Registered[a]	959,330	15,026,899
Compagnie Financiere Richemont AG Class A	1,787,306	113,321,795
Credit Suisse Group Registered	3,828,493	254,511,750
Geberit AG Registered	169,965	27,908,496
Givaudan SA Registered	32,980	31,078,046
Holcim Ltd. Registered	706,197	75,643,006
Kuoni Reisen Holding AG Registered	19,400	11,542,629
Logitech International SA Registered[a]	717,967	19,568,986
Lonza Group AG Registered	203,545	19,315,971
Nestle SA Registered	1,312,410	507,122,029
Nobel Biocare Holding AG	85,269	25,862,710
Novartis AG Registered	7,704,710	418,080,075
OC Oerlikon Corp. AG Registered[a,b]	37,830	16,943,967

Security	Shares	Value
Phonak Holding AG Registered	175,570	$17,011,353
Roche Holding AG	2,366,800	422,066,877
SGS SA Registered	17,275	20,958,534
Sulzer AG Registered	16,301	21,700,351
Swatch Group AG (The) Class B	133,581	40,682,596
Swatch Group AG (The) Registered	373,781	22,037,362
Swiss Life Holding	120,280	29,935,067
Swiss Reinsurance Co. Registered	1,185,340	102,439,222
Syngenta AG Registered	363,163	68,806,019
Synthes Inc.	234,740	27,543,035
UBS AG Registered	6,696,880	375,913,449
Zurich Financial Services AG Registered	486,060	142,982,583

		3,058,582,010

UNITED KINGDOM – 22.73%
Acergy SA	776,970	20,983,501
Aegis Group PLC	4,441,677	11,552,909
Aggreko PLC	1,457,910	16,338,441
AMEC PLC	1,392,920	18,171,702
Anglo American PLC	4,502,640	265,704,082
ARM Holdings PLC	5,641,520	16,995,159
AstraZeneca PLC	5,112,330	265,841,975
Aviva PLC	8,415,720	118,169,042
BAE Systems PLC	10,888,250	93,480,104
Balfour Beatty PLC	1,786,740	15,820,972
Barclays PLC[d]	21,121,080	300,004,443
Barratt Developments PLC	982,610	18,669,263
BBA Aviation PLC	1,821,660	9,124,701
Berkeley Group Holdings PLC (The)[a]	496,775	16,636,092
BG Group PLC	11,379,295	186,836,235
BHP Billiton PLC	8,015,391	239,917,457
Biffa PLC	1,277,490	6,470,339
BP PLC	64,529,964	757,264,869
British Airways PLC[a]	2,054,460	16,605,130
British American Tobacco PLC	5,027,631	163,462,361
British Energy Group PLC	3,589,000	36,501,602
British Land Co. PLC	2,032,320	51,333,114
British Sky Broadcasting Group PLC	3,796,082	51,296,959

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
BT Group PLC	27,403,908	$175,411,250
Bunzl PLC	1,521,930	20,380,484
Burberry Group PLC	1,736,300	22,580,790
Cable & Wireless PLC	8,250,820	28,468,802
Cadbury Schweppes PLC	6,460,841	81,398,262
Capita Group PLC	2,279,500	33,373,978
Carnival PLC	629,530	27,810,600
Cattles PLC	1,691,680	12,753,415
Centrica PLC	12,337,146	90,313,585
Charter PLC[a]	644,080	15,142,848
Close Brothers Group PLC	733,320	12,137,214
Cobham PLC	4,953,512	19,351,470
Compass Group PLC	7,753,210	52,857,725
Cookson Group PLC	808,010	11,386,692
Daily Mail & General Trust PLC Class A	1,194,290	17,485,505
De La Rue PLC	756,858	11,488,661
Diageo PLC	8,899,034	183,002,814
DSG International PLC	8,133,450	25,865,658
Electrocomponents PLC	1,795,470	9,267,151
Emap PLC	958,360	16,436,355
EMI Group PLC[b]	3,211,670	16,576,736
Enterprise Inns PLC	2,571,981	35,461,083
Experian Group Ltd.	3,522,070	40,795,027
First Choice Holidays PLC	2,589,900	16,314,700
FKI PLC	2,909,030	6,591,093
Friends Provident PLC	6,319,754	24,014,645
G4S PLC	3,843,140	17,044,130
GKN PLC	2,898,360	22,792,800
GlaxoSmithKline PLC	18,943,130	483,092,011
Great Portland Estates PLC	1,801,290	23,773,723
Hammerson PLC	1,299,800	31,695,103
Hanson PLC	2,557,545	56,492,035
Hays PLC	5,939,586	19,552,648
HBOS PLC	12,510,171	246,459,435
Home Retail Group PLC	3,229,130	27,034,425
HSBC Holdings PLC	37,878,500	703,514,994
ICAP PLC	2,117,077	20,638,875
IMI PLC	1,584,010	18,990,846
Imperial Chemical Industries PLC	4,067,560	51,576,628
Imperial Tobacco Group PLC	2,259,276	99,577,961

Security	Shares	Value
Inchcape PLC	2,254,635	$21,338,481
InterContinental Hotels Group PLC	1,225,015	28,228,568
International Personal Finance PLC[a]	980,345	4,382,642
International Power PLC	5,242,850	44,079,822
Invensys PLC[a]	2,838,527	22,005,030
INVESCO PLC	2,749,515	34,807,957
Investec PLC	1,219,290	15,349,093
ITV PLC	13,805,621	28,698,948
J Sainsbury PLC	5,034,455	58,670,566
Johnson Matthey PLC	824,500	28,616,263
Kesa Electricals PLC	2,417,240	15,914,726
Kingfisher PLC	8,769,770	38,002,453
Land Securities Group PLC	1,718,840	59,097,648
Legal & General Group PLC	22,220,760	63,350,635
Lloyds TSB Group PLC	18,530,289	210,111,963
LogicaCMG PLC	6,110,030	19,213,584
London Stock Exchange Group PLC[b]	947,690	26,055,445
Man Group PLC	6,082,372	70,203,005
Marks & Spencer Group PLC	5,785,390	74,299,195
Meggitt PLC	2,790,874	17,523,994
Misys PLC	2,078,710	10,137,702
Mitchells & Butlers PLC	2,578,747	40,951,716
Mondi PLC[a]	1,222,919	10,729,128
National Express Group PLC	594,610	14,003,933
National Grid PLC	8,848,145	126,308,608
Next PLC	905,100	34,926,568
Old Mutual PLC	17,660,297	58,710,488
Pearson PLC	2,756,740	44,646,613
Persimmon PLC	1,048,570	24,737,969
Provident Financial PLC	506,173	9,359,976
Prudential PLC	8,004,440	111,174,162
Punch Taverns PLC	1,056,330	24,921,043
Reckitt Benckiser PLC	1,937,300	104,401,031
Reed Elsevier PLC	4,606,530	57,334,283
Rentokil Initial PLC	6,265,230	19,956,251
Resolution PLC	2,360,980	31,664,354
Reuters Group PLC	4,437,206	55,993,238
Rexam PLC	1,750,850	17,895,808

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

Security	Shares	Value
Rio Tinto PLC	3,386,040	$248,114,529
Rolls-Royce Group PLC[a]	5,899,921	61,143,566
Royal & Sun Alliance Insurance Group PLC	10,771,850	29,199,843
Royal Bank of Scotland Group PLC	31,172,922	375,318,747
Royal Dutch Shell PLC Class A	12,233,988	480,048,054
Royal Dutch Shell PLC Class B	9,008,390	358,787,778
SABMiller PLC	2,909,030	75,250,778
Sage Group PLC	4,482,370	21,063,175
Scottish & Newcastle PLC	2,954,375	35,600,386
Scottish & Southern Energy PLC	2,816,880	82,941,354
Serco Group PLC	1,890,530	16,903,266
Sergo PLC	2,202,870	24,217,010
Severn Trent PLC	799,961	20,969,734
Signet Group PLC	7,382,670	14,739,420
Smith & Nephew PLC	3,231,070	38,704,776
Smiths Group PLC	1,246,412	26,518,118
Smiths Group PLC Deferred[c]	1,829,173	372
Stagecoach Group PLC	1,892,384	8,190,742
Stagecoach Group PLC Class C Deferred[c]	3,270,720	665
Standard Life PLC	6,866,630	43,046,040
Tate & Lyle PLC	1,722,720	19,901,213
TaylorWimpey PLC	4,589,969	30,802,571
Tesco PLC	26,237,970	217,399,525
3i Group PLC	1,458,938	31,958,765
Tomkins PLC	3,064,230	14,772,771
Trinity Mirror PLC	1,267,790	13,190,209
Unilever PLC	3,957,975	124,663,448
United Business Media PLC	1,000,330	15,702,766
United Utilities PLC	2,953,650	40,363,211
Vodafone Group PLC	175,859,060	536,031,604
Whitbread PLC	946,738	32,223,968
William Hill PLC	1,990,831	24,596,446
Wolseley PLC	2,167,950	47,710,296
WPP Group PLC	3,875,150	56,105,802
Xstrata PLC	2,030,355	131,942,537
Yell Group PLC	2,802,330	26,479,307

		10,528,488,290

TOTAL COMMON STOCKS (Cost: $33,606,645,852)		45,951,570,023

Security	Shares	Value
PREFERRED STOCKS – 0.48%

GERMANY – 0.32%
Henkel KGaA	655,305	$35,737,048
Porsche AG	30,070	55,087,840
ProSiebenSat.1 Media AG	341,440	12,436,986
Volkswagen AG	388,090	44,119,232

		147,381,106

ITALY – 0.16%
Intesa Sanpaolo SpA RNC	3,334,960	23,966,565
Telecom Italia SpA RNC	22,806,640	49,606,783

		73,573,348

TOTAL PREFERRED STOCKS (Cost: $143,674,371)		220,954,454

RIGHTS – 0.00%

SWEDEN – 0.00%
SSAB Svenskt Stal AB Class Ac	884,805	3,036,719

		3,036,719

TOTAL RIGHTS (Cost: $0)		3,036,719

SHORT-TERM INVESTMENTS – 2.81%

MONEY MARKET FUNDS – 2.81%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	186,002	186,002
BGI Cash Premier Fund LLC 5.34%[d,e,f]	1,301,813,682	1,301,813,682

		1,301,999,684

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,301,999,684)		1,301,999,684

TOTAL INVESTMENTS IN SECURITIES – 102.48% (Cost: $35,052,319,907)		47,477,560,880

Other Assets, Less Liabilities – (2.48)%		(1,151,007,680)

NET ASSETS – 100.00%		$46,326,553,200

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI EAFE INDEX FUND

July 31, 2007

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.34%

AUSTRALIA – 6.16%
Alinta Ltd.	45,570	$577,466
Alumina Ltd.	88,400	552,910
AMP Ltd.	65,392	563,640
Aristocrat Leisure Ltd.	28,448	332,708
Asciano Group[a]	44,511	363,064
ASX Ltd.	12,325	517,971
AXA Asia Pacific Holdings Ltd.	50,463	317,790
Babcock & Brown Ltd.	18,751	452,897
BHP Billiton Ltd.	253,113	8,024,087
Billabong International Ltd.	14,952	207,792
Brambles Ltd.[a]	128,080	1,215,907
Cochlear Ltd.	4,641	245,742
Coles Group Ltd.	91,375	1,135,989
Computershare Ltd.	37,056	317,178
CSL Ltd.	13,583	1,035,193
Fortescue Metals Group Ltd.[a]	8,768	248,135
Foster’s Group Ltd.	167,779	849,581
Harvey Norman Holdings Ltd.	59,364	269,066
James Hardie Industries NV	33,473	216,245
Leighton Holdings Ltd.	14,144	475,048
Lend Lease Corp. Ltd.	34,068	543,800
Macquarie Bank Ltd.	18,519	1,309,034
Macquarie Communications Infrastructure Group	31,472	160,982
National Australia Bank Ltd.	59,184	1,945,192
Newcrest Mining Ltd.	25,891	552,367
Orica Ltd.	24,685	591,146
Origin Energy Ltd.	78,187	658,518
Paladin Resources Ltd.[a]	39,648	243,908
Publishing & Broadcasting Ltd.	13,376	212,249
QBE Insurance Group Ltd.	58,633	1,505,596
Rio Tinto Ltd.	20,859	1,663,525
Toll Holdings Ltd.	44,511	542,690
Woodside Petroleum Ltd.	34,143	1,266,394
Woolworths Ltd.	90,089	2,106,467
WorleyParsons Ltd.	11,164	324,264

		31,544,541

Security	Shares	Value
AUSTRIA – 0.70%
Andritz AG	3,740	$259,303
Erste Bank der Oesterreichischen Sparkassen AG	6,944	527,259
Oesterreichische Elektrizitaetswirtschafts AG Class A	7,140	351,849
Raiffeisen International Bank Holding AG	3,179	488,073
RHI AGa	3,716	193,089
Telekom Austria AG	27,024	665,483
voestalpine AG	9,931	841,879
Wienerberger AG	3,888	273,289

		3,600,224

BELGIUM – 1.23%
Delhaize Group	5,920	555,096
Groupe Bruxelles Lambert SA	6,272	769,598
InBev	13,532	1,099,727
KBC Group NV	13,957	1,835,803
Mobistar SA	2,870	227,112
Omega Pharma SA	1,921	166,504
Solvay SA	5,243	802,375
UCB SA	6,025	340,862
Umicore	2,160	496,728

		6,293,805

DENMARK – 0.96%
DSV A/S	14,960	339,891
FLS Industries A/S Class B	3,701	331,580
GN Store Nord A/Sa	18,615	222,596
Novo Nordisk A/S Class B	17,697	1,872,009
Novozymes A/S Class B	4,420	526,912
Topdanmark A/Sa	1,958	334,993
Vestas Wind Systems A/Sa	14,018	949,018
William Demant Holding A/Sa	3,094	310,211

		4,887,210

FINLAND – 2.01%
Cargotec Corp. Class B	5,236	275,009
Elisa OYJ Class A	14,471	413,010
Kone OYJ Class B	5,899	400,432
Konecranes OYJ	6,544	269,181
Nokia OYJ	298,192	8,641,173
Nokian Renkaat OYJ	9,299	310,331

		10,309,136

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
FRANCE – 9.53%
Accor SA	15,283	$1,324,245
Aeroports de Paris	2,544	286,981
ALSTOM	8,024	1,469,613
Atos Origin SAa	5,525	328,078
Bouygues SA	15,909	1,287,894
Business Objects SAa	8,024	366,744
Cap Gemini SA	9,968	664,497
Carrefour SA	42,516	3,046,667
Compagnie de Saint-Gobain	23,568	2,645,407
Compagnie Generale des Etablissements Michelin Class B	10,523	1,409,183
Dassault Systemes SA	4,677	283,678
Essilor International SA	15,368	945,590
European Aeronautic Defence and Space Co.	9,808	298,990
Gaz de France	13,192	620,288
Groupe Danone	34,934	2,568,380
Hermes International	4,992	507,509
Lagardere SCA	8,976	716,566
L’Air Liquide SA	17,204	2,253,941
L’Oreal SA	20,010	2,312,048
LVMH Moet Hennessy Louis Vuitton SA	17,495	1,981,939
Neopost SA	2,754	403,144
Pernod Ricard SA	6,588	1,396,525
PPR SA	5,344	940,214
Publicis Groupe SA	10,507	456,645
Safran SAb	14,280	360,450
Sanofi-Aventis	47,072	3,962,722
Schneider Electric SA	16,806	2,280,705
Societe Television Francaise 1	10,286	347,776
Sodexho Alliance SA	7,939	529,890
STMicroelectronics NV	50,388	877,344
Suez SA	73,776	3,935,513
Technip SA	7,735	638,460
Thales SA	7,497	433,478
Thomson	21,607	356,991
Unibail-Rodamco	5,472	1,313,058
Vallourec SA	3,216	849,981
Veolia Environnement	24,704	1,842,638
Vinci SA	31,242	2,269,999
Zodiac SA	4,097	292,691

		48,806,462

Security	Shares	Value
GERMANY – 7.79%
Adidas AG	15,470	$949,113
Arcandor AGa,b	4,960	152,967
BASF AG	33,984	4,433,261
Bayer AG	52,513	3,757,294
Beiersdorf AG	6,375	447,665
Bilfinger Berger AG	3,520	304,520
Celesio AG	6,953	422,677
Commerzbank AG	16,303	706,982
Continental AG	9,646	1,399,748
Deutsche Boerse AG	15,810	1,849,701
Deutsche Postbank AG	5,117	398,831
Fresenius Medical Care AG & Co. KGaA	14,433	682,393
Hochtief AG	3,384	344,681
Infineon Technologies AGa	57,018	949,077
IVG Immobilien AG	7,984	294,315
Linde AG	8,129	966,524
MAN AG	9,289	1,362,057
Merck KGaA	4,656	585,011
METRO AG	11,687	916,191
Premiere AGa	7,296	186,160
Puma AG	901	362,773
Rheinmetall AG	3,351	301,413
RWE AG	31,909	3,412,612
Salzgitter AG	2,064	427,073
SAP AG	65,120	3,547,753
Siemens AG	61,470	7,873,280
SolarWorld AG	6,176	300,794
Volkswagen AG	12,257	2,223,755
Wincor Nixdorf AG	3,904	349,818

		39,908,439

GREECE – 0.55%
Coca-Cola Hellenic Bottling Co. SA ADR	11,628	520,818
Hellenic Telecommunications Organization SA SP ADR	46,665	701,842
National Bank of Greece SA ADR	134,472	1,590,804

		2,813,464

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
HONG KONG – 1.85%
Bank of East Asia Ltd.	125,800	$761,913
Belle International Holdings Ltd.[a]	224,000	260,457
Esprit Holdings Ltd.[b]	76,500	1,036,128
Foxconn International Holdings Ltd.[a]	155,000	451,557
Hang Lung Properties Ltd.	153,000	570,848
Hong Kong & China Gas Co. Ltd. (The)	248,300	579,962
Hong Kong Exchanges & Clearing Ltd.	79,500	1,321,572
Kingboard Chemical Holdings Co. Ltd.	51,000	283,795
Li & Fung Ltd.[b]	171,200	604,847
Link REIT (The)	192,000	401,848
Melco International Development Ltd.[b]	3,000	4,355
New World Development Co. Ltd.	192,000	475,937
PCCW Ltd.[b]	480,000	296,234
Shangri-La Asia Ltd.[b]	136,000	323,915
Sun Hung Kai Properties Ltd.	102,000	1,311,126
Television Broadcasts Ltd.	37,000	254,349
Tencent Holdings Ltd.	80,000	370,037
Tingyi (Cayman Islands) Holding Corp.	128,000	151,613

		9,460,493

IRELAND – 0.73%
C&C Group PLC	25,704	211,110
CRH PLC	40,124	1,804,245
Elan Corp. PLC[a]	16,677	301,790
Grafton Group PLC[a]	21,301	295,661
IAWS Group PLC	10,799	226,168
Independent News & Media PLC	61,904	275,396
Kerry Group PLC Class A	13,107	349,680
Kingspan Group PLC	12,020	290,406

		3,754,456

ITALY – 3.67%
Alleanza Assicurazioni SpA	33,694	428,012
Assicurazioni Generali SpA	76,503	3,035,866
Atlantia SpA	22,457	762,666
Autogrill SpA	11,985	251,663
Banca Monte dei Paschi di Siena SpA[b]	87,363	560,862

Security	Shares	Value
Banca Popolare di Milano Scrl	32,555	$472,812
Bulgari SpA	21,086	309,417
Capitalia SpA	128,741	1,228,303
Fiat SpA	49,465	1,474,050
Finmeccanica SpA	25,120	763,358
Intesa Sanpaolo SpA	487,568	3,727,471
Luxottica Group SpA	10,999	402,597
Mediaset SpA	60,435	633,271
Mediobanca SpA	40,664	861,662
Parmalat SpA	101,168	362,828
Seat Pagine Gialle SpA	491,393	274,438
Telecom Italia SpA[b]	692,352	1,868,916
Terna SpA	84,856	291,259
Unione di Banche Italiane ScpA	43,911	1,092,155

		18,801,606

JAPAN – 21.51%
Advantest Corp.	11,200	436,467
Aeon Mall Co. Ltd.	6,400	192,433
Aisin Seiki Co. Ltd.	14,200	561,727
All Nippon Airways Co. Ltd.	68,000	257,002
Asahi Glass Co. Ltd.	68,000	913,787
Asahi Kasei Corp.	57,000	408,357
ASICS Corp.	17,000	232,444
Canon Inc.	74,800	3,938,991
Casio Computer Co. Ltd.	19,100	292,279
Central Japan Railway Co.	109	1,126,024
Chiba Bank Ltd. (The)	64,000	541,284
Chiyoda Corp.	17,000	337,673
Chugai Pharmaceutical Co. Ltd.	22,400	386,612
Daifuku Co. Ltd.	8,500	105,585
Daikin Industries Ltd.	17,600	688,834
Daimaru Inc. (The)	32,000	361,214
Dainippon Screen Manufacturing Co. Ltd.	17,000	125,217
Daiwa Securities Group Inc.	64,000	684,802
Denso Corp.	35,700	1,346,265
DOWA HOLDINGS Co. Ltd.	34,000	410,633
E*Trade Securities Co. Ltd.	136	148,490
East Japan Railway Co.	144	1,069,130
Elpida Memory Inc.[a]	8,500	379,793
Fanuc Ltd.	14,300	1,552,925

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
FUJIFILM Holdings Corp.	37,400	$1,630,252
Fujitsu Ltd.	136,000	900,080
Furukawa Electric Co. Ltd. (The)	22,000	122,135
Hankyu Hanshin Holdings Inc.	85,000	429,051
Haseko Corp.[a]	88,000	235,031
Hikari Tsushin Inc.	3,300	131,928
Hirose Electric Co. Ltd.	2,200	273,095
Hitachi Chemical Co. Ltd.	9,100	193,747
Hitachi Construction Machinery Co. Ltd.	8,500	340,528
Hitachi Ltd.	76,000	544,476
Hoya Corp.	31,000	984,168
IBIDEN Co. Ltd.	10,200	752,161
IHI Corp.	91,000	349,280
INPEX Holdings Inc.	53	534,162
Isetan Co. Ltd.	17,600	280,707
JAFCO Co. Ltd.	300	13,808
Japan Steel Works Ltd. (The)	23,000	369,344
Japan Tobacco Inc.	317	1,616,084
JFE Holdings Inc.	21,600	1,489,405
JGC Corp.	16,000	331,248
JSR Corp.	13,600	342,670
JTEKT Corp.	17,000	296,267
Kawasaki Heavy Industries Ltd.	103,000	459,354
KDDI Corp.	192	1,273,926
Keihin Electric Express Railway Co. Ltd.[b]	48,000	292,277
Keisei Electric Railway Co. Ltd.	34,000	174,476
Keyence Corp.	4,050	871,125
Kintetsu Corp.	144,000	425,717
KK DaVinci Advisors[a]	128	105,784
Kobe Steel Ltd.	136,000	531,138
Komatsu Ltd.	66,300	2,115,987
Konami Corp.	9,600	218,099
Konica Minolta Holdings Inc.	36,500	542,909
Kubota Corp.	80,000	669,214
Kuraray Co. Ltd.	17,000	196,036
Kurita Water Industries Ltd.	12,800	407,441
Leopalace21 Corp.	6,800	215,311
Matsushita Electric Industrial Co. Ltd.	153,000	2,794,902

Security	Shares	Value
Mediceo Paltac Holdings Co. Ltd.	8,500	$125,360
Millea Holdings Inc.	57,500	2,284,256
Minebea Co. Ltd.	34,000	185,327
Mitsubishi Chemical Holdings Corp.	32,000	291,874
Mitsubishi Electric Corp.	134,000	1,428,178
Mitsubishi Estate Co. Ltd.	96,000	2,467,224
Mitsubishi Heavy Industries Ltd.	151,000	1,069,105
Mitsubishi Rayon Co. Ltd.	39,000	293,487
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,320	192,661
Mitsui Chemicals Inc.	56,000	435,997
Mitsui Engineering & Shipbuilding Co. Ltd.	57,000	314,047
Mitsui Fudosan Co. Ltd.	68,500	1,806,492
Mitsui Mining & Smelting Co. Ltd.	34,000	164,482
Mitsukoshi Ltd.	64,000	305,850
Mizuho Financial Group Inc.	704	4,978,524
Murata Manufacturing Co. Ltd.	15,300	1,151,371
NGK Insulators Ltd.	16,000	491,832
NGK Spark Plug Co. Ltd.	17,000	311,259
NHK Spring Co. Ltd.	17,000	153,773
Nidec Corp.	9,600	636,963
Nikon Corp.	20,000	641,666
Nintendo Co. Ltd.	7,300	3,568,303
Nippon Electric Glass Co. Ltd.	24,500	382,938
Nissan Chemical Industries Ltd.	17,000	212,027
Nitori Co. Ltd.	3,400	175,047
Nitto Denko Corp.	13,600	717,322
NOK Corp.	10,200	207,315
Nomura Holdings Inc.	124,800	2,400,302
Nomura Research Institute Ltd.	8,500	270,566
NTT Data Corp.	91	382,144
Odakyu Electric Railway Co. Ltd.	89,000	522,496
Oki Electric Industry Co. Ltd.[a]	64,000	123,630
Okuma Corp.	16,000	263,520
Olympus Corp.	17,000	701,046
Omron Corp.	12,800	341,864
Oriental Land Co. Ltd.	4,100	212,808
ORIX Corp.	6,630	1,602,025
OSG Corp.	7,500	105,825
Otsuka Corp.	1,600	151,178

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
Rakuten Inc.	31	$9,555
Resona Holdings Inc.	26	56,339
Round One Corp.	80	180,070
Ryohin Keikaku Co. Ltd.	4,800	287,843
SANYO Electric Co. Ltd.[a,b]	8,000	12,430
Secom Co. Ltd.	15,300	674,631
Seiko Epson Corp.	7,400	216,907
Seven & I Holdings Co. Ltd.	73,600	2,064,620
Shimamura Co. Ltd.	1,700	164,624
Shimano Inc.	6,800	217,024
Shimizu Corp.	64,000	383,253
Shin-Etsu Chemical Co. Ltd.	28,900	2,143,258
Shinko Electric Industries Co. Ltd.	6,400	156,688
Shionogi & Co. Ltd.	33,000	527,712
Shiseido Co. Ltd.	24,000	511,989
Showa Denko K.K.	85,000	299,122
SMC Corp.	3,900	519,498
SoftBank Corp.[b]	56,000	1,182,883
Sony Corp.	73,600	3,900,525
Stanley Electric Co. Ltd.	11,900	283,345
Sumco Corp.	8,400	435,997
Sumitomo Chemical Co. Ltd.	128,000	958,938
Sumitomo Electric Industries Ltd.	52,900	864,598
Sumitomo Heavy Industries Ltd.	48,000	593,827
Sumitomo Metal Industries Ltd.	319,000	1,854,013
Sumitomo Metal Mining Co. Ltd.	53,500	1,307,563
Sumitomo Mitsui Financial Group Inc.	496	4,499,055
Sumitomo Realty & Development Co. Ltd.	43,000	1,289,296
Sumitomo Titanium Corp.	1,600	139,487
Suruga Bank Ltd.	17,000	212,313
T&D Holdings Inc.	11,900	781,573
Taiyo Nippon Sanso Corp.	48,000	433,377
Takashimaya Co. Ltd.	32,000	360,677
TDK Corp.	8,500	738,882
Teijin Ltd.	61,000	331,987
Terumo Corp.	13,600	577,970
THK Co. Ltd.	6,900	163,713
Tobu Railway Co. Ltd.	80,000	350,061
Toho Titanium Co. Ltd.[b]	1,800	67,274

Security	Shares	Value
Tokuyama Corp.	17,000	$249,863
Tokyo Electron Ltd.	11,900	861,529
Tokyo Seimitsu Co. Ltd.[b]	3,200	108,848
Tokyo Tatemono Co. Ltd.	32,000	389,972
Tokyu Corp.	75,000	466,762
Tokyu Land Corp.	41,000	388,426
TonenGeneral Sekiyu K.K.	19,000	185,588
Toray Industries Inc.	96,000	768,387
Toshiba Corp.	209,000	1,969,496
Toyoda Gosei Co. Ltd.	5,100	162,768
Toyota Tsusho Corp.	15,400	403,544
Trend Micro Inc.	8,500	261,286
Ube Industries Ltd.	74,000	223,743
Ushio Inc.	10,200	194,894
USS Co. Ltd.	3,280	219,282
Yahoo! Japan Corp.	422	131,670
Yakult Honsha Co. Ltd.	8,500	200,962
Yamada Denki Co. Ltd.	7,140	713,011
Yaskawa Electric Corp.	17,000	207,886
Yokogawa Electric Corp.	12,800	175,017
Zeon Corp.	11,000	116,315

		110,173,541

NETHERLANDS – 4.23%
Akzo Nobel NV	19,992	1,657,014
Arcelor Mittal	41,424	2,593,039
ASML Holding NVa	36,320	1,088,794
Fugro NV	4,454	299,478
Hagemeyer NV	26,468	140,937
Heineken NV	18,054	1,153,119
Koninklijke Ahold NVa	114,801	1,467,738
Koninklijke KPN NV	84,464	1,321,520
Koninklijke Philips Electronics NV	85,323	3,493,320
QIAGEN NVa	11,934	208,119
Randstad Holding NV	3,455	228,571
Reed Elsevier NV	55,981	1,032,967
Royal Numico NV	12,835	941,006
SBM Offshore NV	10,918	453,136
TNT NV	30,927	1,336,074
Unilever NV	107,194	3,280,939
Vedior NV	12,737	334,753
Wolters Kluwer NV CVA	21,981	649,916

		21,680,440

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
NEW ZEALAND – 0.16%
Fisher & Paykel Healthcare Corp. Ltd.	68,462	$177,925
Fletcher Building Ltd.	29,472	283,263
Sky City Entertainment Group Ltd.	89,614	335,563

		796,751

NORWAY – 1.07%
Aker Kvaerner ASA	11,900	310,652
Det Norske Oljeselskap ASa	68,906	129,822
Ocean Rig ASA[a]	24,864	176,362
Orkla ASA	33,405	639,690
Petroleum Geo-Services ASA[a]	13,770	329,907
Renewable Energy Corp. ASA[a]	17,088	683,802
SeaDrill Ltd.[a]	17,760	362,209
Statoil ASA	30,040	897,702
Storebrand ASA	18,688	285,009
Tandberg ASA	9,952	229,888
Telenor ASA[a]	61,872	1,139,658
TGS-NOPEC Geophysical Co. ASA[a]	8,500	166,785
Tomra Systems ASA	16,270	127,559

		5,479,045

PORTUGAL – 0.37%
Banco BPI SA Registered	39,703	367,932
Brisa-Auto Estradas de Portugal SA	35,107	481,043
Energias de Portugal SA	133,005	759,206
Sonae SGPS SA	95,504	281,071

		1,889,252

SINGAPORE – 1.08%
CapitaLand Ltd.	108,000	533,790
City Developments Ltd.	41,000	410,689
Keppel Corp Ltd.	102,000	907,443
Keppel Land Ltd.[b]	32,000	176,085
SembCorp Industries Ltd.	102,000	386,504
Singapore Exchange Ltd.	127,000	828,561
Singapore Press Holdings Ltd.	224,000	664,272
Singapore Telecommunications Ltd.	544,000	1,254,737
Venture Corp. Ltd.	34,000	342,812

		5,504,893

Security	Shares	Value
SPAIN – 4.09%
Abertis Infraestructuras SAb	18,479	$546,877
Abertis Infraestructuras SA Temporary[c]	924	27,345
Acciona SA	2,244	585,927
Acerinox SAb	18,819	494,084
Actividades de Construcciones y Servicios SA	18,479	1,111,461
Altadis SA	19,890	1,310,408
Antena 3 de Television SAa,b	12,544	241,937
Banco Bilbao Vizcaya Argentaria SA	158,384	3,930,655
Banco Popular Espanol SA	35,123	636,073
Cintra Concesiones de Infraestructuras de Transporte SA	17,434	267,999
Fomento de Construcciones y
Contratas SA	4,064	371,887
Gamesa Corporacion Tecnologica SA	15,951	654,162
Grupo Ferrovial SAb	4,879	441,123
Indra Sistemas SA	15,410	405,004
Industria de Diseno Textil SAa	17,102	1,038,705
Mapfre SA	50,490	237,058
SacyrVallehermoso SAb	6,272	291,905
Sogecable SAa,b	4,377	171,655
Telefonica SA	326,192	7,720,122
Union Fenosa SA	7,984	440,653
Zardoya Otis SA Temporary[c]	734	22,757

		20,947,797

SWEDEN – 2.58%
Alfa Laval AB	7,888	503,983
Assa Abloy AB Class B	25,776	564,265
Atlas Copco AB Class A	50,286	882,518
Atlas Copco AB Class B	33,050	539,560
Boliden AB	22,219	517,726
Getinge AB Class B	17,392	387,183
Hennes & Mauritz AB Class B	35,938	2,088,147
Husqvarna AB	25,280	353,618
Lundin Petroleum ABa	19,465	208,722
Modern Times Group MTG AB Class B	4,471	276,704
Sandvik AB	64,896	1,333,961

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
Securitas AB Class B	17,520	$270,423
Securitas Direct AB Class Ba	51,952	141,101
Securitas Systems AB Class B	46,864	165,536
Swedish Match AB	30,634	602,414
Tele2 AB Class B	27,328	481,634
Telefonaktiebolaget LM Ericsson AB Class B	744,506	2,828,679
TeliaSonera AB	63,918	490,918
Volvo AB Class A	30,864	580,598

		13,217,690

SWITZERLAND – 6.69%
ABB Ltd. Registered	152,528	3,745,390
Adecco SA Registered	9,947	697,216
Clariant AG Registered[a]	13,634	213,562
Compagnie Financiere Richemont AG Class A	11,840	750,700
Geberit AG Registered	3,251	533,819
Holcim Ltd. Registered	14,208	1,521,864
Kuehne & Nagel International AG Registered	5,100	501,354
Logitech International SA Registered[a]	14,084	383,875
Lonza Group AG Registered	3,168	300,636
Nobel Biocare Holding AG	1,904	577,497
Novartis AG Registered	168,810	9,160,124
OC Oerlikon Corp. AG Registered[a]	533	238,729
Phonak Holding AG Registered	3,808	368,965
Roche Holding AG	51,085	9,109,889
Schindler Holding AG Participation Certificates	4,828	309,523
SGS SA Registered	373	452,534
Straumann Holding AG Registered	656	183,161
Sulzer AG Registered	289	384,725
Syngenta AG Registered	8,177	1,549,240
Synthes Inc.	4,640	544,431
UBS AG Registered	48,992	2,750,050

		34,277,284

UNITED KINGDOM – 22.38%
Acergy SA	14,790	399,431
Aegis Group PLC	74,496	193,766
Aggreko PLC	19,618	219,854

Security	Shares	Value
Anglo American PLC	97,508	$5,754,018
ARM Holdings PLC	112,129	337,790
AstraZeneca PLC	112,523	5,851,214
BAE Systems PLC	236,538	2,030,776
Balfour Beatty PLC	31,288	277,045
BG Group PLC	251,600	4,131,011
BHP Billiton PLC	175,610	5,256,375
British Airways PLC[a]	46,138	372,909
British American Tobacco PLC	109,242	3,551,763
British Land Co. PLC	38,239	965,855
British Sky Broadcasting Group PLC	87,601	1,183,764
BT Group PLC	580,754	3,717,382
Bunzl PLC	25,218	337,699
Burberry Group PLC	36,856	479,317
Cable & Wireless PLC	179,945	620,886
Cadbury Schweppes PLC	148,500	1,870,908
Capita Group PLC	50,919	745,501
Carnival PLC	12,971	573,017
Carphone Warehouse Group PLC (The)	32,149	234,039
Centrica PLC	260,967	1,910,399
Charter PLC[a]	12,730	299,293
Close Brothers Group PLC	12,257	202,866
Cobham PLC	98,158	383,466
Compass Group PLC	161,092	1,098,249
CSR PLC[a]	12,220	181,023
Daily Mail & General Trust PLC Class A	26,588	389,273
Diageo PLC	192,015	3,948,663
EMI Group PLC[b]	55,280	285,323
Enterprise Inns PLC	53,214	733,686
Experian Group Ltd.	76,359	884,442
First Choice Holidays PLC	43,282	272,649
FirstGroup PLC	22,933	298,712
G4S PLC	89,182	395,518
GlaxoSmithKline PLC	414,936	10,581,792
Hammerson PLC	21,284	519,002
Hays PLC	115,878	381,461
ICAP PLC	39,055	380,738
Imperial Chemical Industries PLC	51,232	649,621
Imperial Tobacco Group PLC	50,184	2,211,868

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

Security	Shares	Value
Inchcape PLC	36,388	$344,386
InterContinental Hotels Group PLC	24,184	557,283
International Power PLC	109,752	922,752
Intertek Group PLC	14,348	288,789
Invensys PLC[a]	60,408	468,299
INVESCO PLC	57,069	722,475
Investec PLC	27,115	341,339
J Sainsbury PLC	109,480	1,275,859
Johnson Matthey PLC	14,127	490,312
Kesa Electricals PLC	44,489	292,909
Ladbrokes PLC	37,387	311,676
Land Securities Group PLC	17,599	605,094
Liberty International PLC	21,762	459,019
LogicaCMG PLC	114,478	359,987
London Stock Exchange Group PLC	13,725	377,350
Man Group PLC	131,928	1,522,719
Marks & Spencer Group PLC	125,823	1,615,889
Michael Page International PLC	26,928	299,313
Misys PLC	42,041	205,031
Mondi PLC[a]	26,788	235,021
National Grid PLC	174,806	2,495,382
Next PLC	18,615	718,327
Prudential PLC	175,746	2,440,947
Punch Taverns PLC	20,281	478,471
Reckitt Benckiser PLC	45,271	2,439,653
Reed Elsevier PLC	93,557	1,164,439
Reuters Group PLC	96,626	1,219,326
Rio Tinto PLC	72,026	5,277,756
Rolls-Royce Group PLC[a]	132,228	1,370,339
SABMiller PLC	65,229	1,687,344
Sage Group PLC	95,463	448,592
Schroders PLC	10,525	265,203
Scottish & Southern Energy PLC	60,775	1,789,484
Serco Group PLC	36,315	324,693
Smith & Nephew PLC	72,862	872,809
Smiths Group PLC	13,879	295,284
Smiths Group PLC Deferred[c]	20,819	4
Stagecoach Group PLC	30,730	133,008
Stagecoach Group PLC Class C Deferred[c]	44,992	9
Standard Life PLC	145,554	912,460

Security	Shares	Value
Tesco PLC	566,406	$4,693,061
Travis Perkins PLC	10,472	403,462
Tullett Prebon PLC	13,095	109,100
Unilever PLC	78,793	2,481,725
United Business Media PLC	19,570	307,202
Whitbread PLC	10,048	342,002
William Hill PLC	33,201	410,194
WPP Group PLC	88,826	1,286,054
Xstrata PLC	44,957	2,921,529
Yell Group PLC	56,780	536,516

		114,632,241

TOTAL COMMON STOCKS (Cost: $426,138,627)		508,778,770

PREFERRED STOCKS – 0.42%

GERMANY – 0.42%
Henkel KGaA	14,541	792,993
Porsche AG	602	1,102,856
ProSiebenSat.1 Media AG	6,936	252,645

		2,148,494

TOTAL PREFERRED STOCKS (Cost: $1,384,461)		2,148,494

SHORT-TERM INVESTMENTS – 0.98%

MONEY MARKET FUNDS – 0.98%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	62,243	62,243
BGI Cash Premier Fund LLC
5.34%[d,e,f]	4,977,430	4,977,430

		5,039,673

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,039,673)		5,039,673

TOTAL INVESTMENTS IN SECURITIES – 100.74% (Cost: $432,562,761)		515,966,937

Other Assets, Less Liabilities – (0.74)%		(3,812,693)

NET ASSETS – 100.00%		$512,154,244

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

July 31, 2007

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.16%

AUSTRALIA – 6.09%
AGL Energy Ltd.	75,426	$999,749
Alinta Ltd.	9,087	115,151
Amcor Ltd.	169,143	992,714
AMP Ltd.	217,893	1,878,109
Ansell Ltd.	31,473	319,818
APN News & Media Ltd.	19,851	97,628
Australia & New Zealand Banking Group Ltd.	325,416	7,890,505
AXA Asia Pacific Holdings Ltd.	56,277	354,403
BlueScope Steel Ltd.	126,282	1,184,773
Boral Ltd.	111,930	743,237
Caltex Australia Ltd.	23,127	494,984
Centro Properties Group	155,922	1,063,408
CFS Retail Property Trust	233,493	430,122
Coca-Cola Amatil Ltd.	77,454	607,881
Commonwealth Bank of Australia	227,136	10,559,545
Commonwealth Property Office Fund	318,942	437,231
CSR Ltd.	116,454	334,256
DB RREEF Trust	445,926	693,456
Downer EDI Ltd.	21,918	131,643
Futuris Corp. Ltd.	102,453	211,554
Goodman Fielder Ltd.	180,648	394,687
Goodman Group	188,760	983,316
GPT Group	347,373	1,342,308
Iluka Resources Ltd.	51,441	262,685
Insurance Australia Group Ltd.	277,875	1,357,075
Investa Property Group	314,340	789,127
James Hardie Industries NV	40,560	262,029
John Fairfax Holdings Ltd.	156,351	648,374
Lion Nathan Ltd.	66,807	486,542
Macquarie Airports	122,928	460,269
Macquarie Infrastructure Group	512,655	1,436,324
Mirvac Group	180,258	793,848
Multiplex Group	106,080	450,811
National Australia Bank Ltd.	143,598	4,719,614
OneSteel Ltd.	95,472	548,881
Pacific Brands Ltd.	94,224	290,632
PaperlinX Ltd.	22,620	62,019

Security	Shares	Value
Qantas Airways Ltd.	137,475	$676,106
Santos Ltd.	123,084	1,402,596
Stockland	246,870	1,635,036
Suncorp-Metway Ltd.	149,307	2,481,769
Symbion Health Ltd.	42,120	149,767
Tabcorp Holdings Ltd.	106,392	1,481,296
Tattersall’s Ltd.	195,507	822,476
Telstra Corp. Ltd.	479,544	1,890,017
Telstra Corp. Ltd. Installment Receipt	254,007	679,016
Transurban Group	174,759	1,075,087
Wesfarmers Ltd.	66,027	2,205,740
Westfield Group	271,245	4,427,272
Westfield Group New	22,376	355,061
Westpac Banking Corp.	325,806	7,313,745
Zinifex Ltd.	87,126	1,486,273

		72,909,965

AUSTRIA – 0.74%
Erste Bank der Oesterreichischen Sparkassen AG	22,652	1,719,969
Flughafen Wien AG	451	47,604
IMMOFINANZ AGa	112,203	1,428,378
Mayr-Melnhof Karton AG	4,312	483,708
Meinl European Land Ltd.[a]	58,566	1,366,866
Oesterreichische Elektrizitaetswirtschafts AG Class A	9,516	468,935
OMV AG	34,610	2,189,714
Wienerberger AG	16,029	1,126,685

		8,831,859

BELGIUM – 1.21%
AGFA-Gevaert NV	16,614	352,502
Barco NV	4,680	470,216
Belgacom SA	28,314	1,156,527
Cofinimmo	4,359	783,145
Compagnie Maritime Belge SA	5,187	364,526
Dexia SA	98,124	2,840,805
Euronav SA	2,460	88,629
Fortis	195,619	7,824,329
UCB SA	11,037	624,413

		14,505,092

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
DENMARK – 0.85%
A.P. Moller-Maersk A/S	195	$2,600,837
A/S Dampskibsselskabet TORM	3,900	157,126
Bang & Olufsen A/S Class B	2,574	300,693
Carlsberg A/S Class B	5,733	742,498
Danisco A/S	8,853	663,680
Danske Bank A/S	83,421	3,548,932
East Asiatic Co. Ltd. A/S	3,705	216,067
Jyske Bank A/Sa	12,714	1,012,770
Lundbeck (H.) A/S	6,006	156,068
Sydbank A/S	8,385	429,604
Trygvesta A/S	3,900	314,253

		10,142,528

FINLAND – 1.32%
Amer Group OYJ[b]	10,413	256,569
Fortum OYJ	76,089	2,477,834
Kesko OYJ Class B	11,466	614,311
Metso OYJ	21,801	1,402,588
Neste Oil OYJ	26,481	956,961
OKO Bank PLC Class A	14,703	258,219
Orion OYJ	14,586	385,544
Outokumpu OYJ	19,617	617,613
Rautaruukki OYJ	15,210	1,018,733
Sampo OYJ	69,537	2,103,604
SanomaWSOY OYJ Class B	10,803	348,546
Stora Enso OYJ Class R	108,849	1,884,824
TietoEnator OYJ	7,722	191,322
UPM-Kymmene OYJ	97,227	2,180,001
Uponor OYJ	8,112	298,923
Wartsila OYJ Class B	11,154	787,837

		15,783,429

FRANCE – 10.47%
Air France-KLM	17,316	789,073
Alcatel-Lucent	404,040	4,811,710
Arcelor Mittal	135,954	8,510,382
Atos Origin SAa	1,989	118,108
AXA	274,599	10,911,937
BNP Paribas	147,732	16,527,682
Casino Guichard-Perrachon SA	8,619	846,515
CNP Assurances SA	7,917	1,049,690

Security	Shares	Value
Compagnie Generale des Etablissements Michelin Class B	5,460	$731,174
Credit Agricole SA	116,883	4,535,867
European Aeronautic Defence and Space Co.	37,752	1,150,843
France Telecom SA	296,751	8,067,283
Gecina SA	2,496	409,998
Imerys SA	4,797	473,698
Lafarge SA	19,500	3,345,113
M6-Metropole Television	4,446	136,203
PagesJaunes SA	10,336	208,548
PSA Peugeot Citroen SA	28,509	2,432,790
Renault SA	32,643	4,783,802
Sanofi-Aventis	68,640	5,778,409
SCOR SEb	26,013	671,209
Societe BIC	3,666	266,617
Societe Generale Class A	65,403	11,409,308
Total SA	348,855	27,830,458
Valeo SA	16,185	841,441
Vivendi	201,942	8,657,734

		125,295,592

GERMANY – 7.83%
Allianz SE	79,755	17,073,508
ALTANA AG	8,385	198,107
Commerzbank AG	73,554	3,189,682
DaimlerChrysler AG Registered	163,020	14,926,499
Deutsche Bank AG	91,143	12,588,395
Deutsche Post AG	136,344	4,005,176
Deutsche Telekom AG	494,637	8,558,340
E.ON AG	110,409	17,501,243
Heidelberger Druckmaschinen AG	8,385	412,627
Hypo Real Estate Holding AG	27,729	1,709,956
Muenchener Rueckversicherungs- Gesellschaft AG	36,933	6,412,490
Salzgitter AG	2,691	556,809
Suedzucker AG	30,069	577,474
ThyssenKrupp AG	64,935	3,645,226
TUI AGa	45,084	1,280,550
Volkswagen AG	5,850	1,061,350

		93,697,432

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
HONG KONG – 1.80%
BOC Hong Kong Holdings Ltd.	604,500	$1,567,973
Cathay Pacific Airways Ltd.	156,000	410,618
Cheung Kong (Holdings) Ltd.	273,000	3,871,969
Cheung Kong Infrastructure Holdings Ltd.[b]	78,000	280,057
CLP Holdings Ltd.	273,000	1,847,034
Giordano International Ltd.	546,000	241,388
Hang Lung Properties Ltd.	234,000	873,062
Hang Seng Bank Ltd.	140,400	2,224,514
Henderson Land Development Co. Ltd.	145,000	1,056,061
Hongkong Electric Holdings Ltd.	234,000	1,166,076
Hopewell Holdings Ltd.	117,000	509,037
Hutchison Whampoa Ltd.	195,000	2,095,448
Hysan Development Co. Ltd.	195,000	507,044
Johnson Electric Holdings Ltd.[b]	682,500	362,779
Kingboard Chemical Holdings Co. Ltd.	19,500	108,510
MTR Corp. Ltd.	234,000	589,616
Noble Group Ltd.	195,000	218,459
Orient Overseas International Ltd.[b]	39,000	468,174
Swire Pacific Ltd. Class Ab	156,000	1,780,010
Techtronic Industries Co. Ltd.	253,500	301,236
Wharf Holdings Ltd. (The)	234,000	979,205
Yue Yuen Industrial Holdings Ltd.[b]	39,000	122,587

		21,580,857

IRELAND – 0.98%
Allied Irish Banks PLC	166,257	4,380,932
Bank of Ireland	186,849	3,567,967
DEPFA Bank PLC	67,509	1,383,373
Elan Corp. PLC[a]	40,911	740,333
Greencore Group PLC	59,748	411,384
Irish Life & Permanent PLC	51,090	1,241,338

		11,725,327

ITALY – 3.74%
Banco Popolare SpA[a]	131,118	3,239,630
Enel SpA	746,724	7,753,032
Eni SpA	459,966	16,231,718
Intesa Sanpaolo SpA	615,849	4,708,182
Pirelli & C. SpA[a]	663,446	755,587
Snam Rete Gas SpA	172,757	960,102
UniCredito Italiano SpA German	1,295,344	11,126,401

		44,774,652

Security	Shares	Value
JAPAN – 21.10%
Acom Co. Ltd.[b]	15,210	$542,918
Aderans Co. Ltd.	7,800	145,761
Aeon Credit Service Co. Ltd.	15,600	221,556
AIFUL Corp.	19,500	489,691
Ajinomoto Co. Inc.	117,000	1,418,956
Alps Electric Co. Ltd.	35,100	349,040
Amada Co. Ltd.	78,000	914,526
Aoyama Trading Co. Ltd.	11,700	336,068
Asahi Breweries Ltd.	66,300	942,728
Asahi Kasei Corp.	78,000	558,804
Astellas Pharma Inc.	93,600	3,852,014
Bank of Kyoto Ltd. (The)	78,000	1,056,028
Bank of Yokohama Ltd. (The)	156,000	1,090,094
Benesse Corp.	11,700	361,618
Bridgestone Corp.	113,100	2,393,751
Canon Marketing Japan Inc.	15,600	282,350
Central Glass Co. Ltd.	39,000	217,495
Chubu Electric Power Co. Inc.	113,100	2,840,205
Circle K Sunkus Co. Ltd.	15,600	265,317
Citizen Watch Co. Ltd.	62,400	576,492
Coca-Cola West Japan Co. Ltd.	7,800	162,466
COMSYS Holdings Corp.	39,000	433,024
CSK Corp.	3,900	126,108
Dai Nippon Printing Co. Ltd.	117,000	1,718,666
Daicel Chemical Industries Ltd.	39,000	261,387
Daiichi Sankyo Co. Ltd.	124,818	3,448,967
Daito Trust Construction Co. Ltd.	7,800	389,132
Daiwa House Industry Co. Ltd.	78,000	1,026,549
Daiwa Securities Group Inc.	195,000	2,086,507
Denki Kagaku Kogyo Kabushiki Kaisha	78,000	390,442
Dentsu Inc.	273	697,031
East Japan Railway Co.	273	2,026,893
Edion Corp.	19,500	212,254
Eisai Co. Ltd.	27,300	1,153,311
Electric Power Development Co. Ltd.	27,320	938,469
FamilyMart Co. Ltd.	11,700	303,641
Fuji Electric Holdings Co. Ltd.	78,000	325,587
Fuji Television Network Inc.	117	236,820

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
Fujikura Ltd.	78,000	$485,432
Fukuoka Financial Group Inc.[a]	39,000	249,267
Glory Ltd.	11,700	313,467
Gunma Bank Ltd.	39,000	259,749
Hakuhodo DY Holdings Inc.	780	50,377
Hankyu Department Stores Inc.	39,000	377,340
Hino Motors Ltd.	39,000	274,489
Hiroshima Bank Ltd. (The)	78,000	442,195
Hitachi Cable Ltd.	39,000	240,751
Hitachi Credit Corp.	11,700	164,202
Hitachi Ltd.	390,000	2,794,020
Hokkaido Electric Power Co. Inc.	31,200	644,623
Honda Motor Co. Ltd.	273,000	9,859,321
Idemitsu Kosan Co. Ltd.	3,900	463,814
ITOCHU Corp.	273,000	3,446,176
Itochu Techno-Science Corp.	3,900	142,158
JAFCO Co. Ltd.	3,900	179,499
Japan Prime Realty Investment Corp.	78	300,038
Japan Real Estate Investment Corp.	78	890,942
Japan Retail Fund Investment Corp.	39	317,070
JFE Holdings Inc.	42,900	2,958,124
Joyo Bank Ltd. (The)	117,000	682,946
JS Group Corp.	46,800	884,391
Kamigumi Co. Ltd.	39,000	338,034
Kaneka Corp.	78,000	638,072
Kansai Electric Power Co. Inc. (The)	128,700	2,859,039
Kansai Paint Co. Ltd.	39,000	338,689
Kao Corp.	78,000	2,148,742
Kawasaki Kisen Kaisha Ltd.	117,000	1,618,435
Keio Corp.	117,000	736,010
Keisei Electric Railway Co. Ltd.	39,000	200,134
Kinden Corp.	39,000	345,895
Kirin Holdings Co. Ltd.	156,000	2,212,943
Kobe Steel Ltd.	195,000	761,559
Kokuyo Co. Ltd.	11,700	129,514
Komori Corp.	9,000	207,492
Kuraray Co. Ltd.	39,000	449,729
Kyocera Corp.	27,300	2,636,795
Kyowa Hakko Kogyo Co. Ltd.	39,000	393,063

Security	Shares	Value
Kyushu Electric Power Co. Inc.	58,500	$1,388,002
Lawson Inc.	11,700	400,924
Leopalace21 Corp.	11,700	370,461
Mabuchi Motor Co. Ltd.	3,900	237,148
Makita Corp.	11,700	540,461
Marubeni Corp.	273,000	2,643,674
Marui Co. Ltd.	46,800	529,062
Matsumotokiyoshi Co. Ltd.	3,900	86,965
Matsushita Electric Works Ltd.	39,000	490,673
Mediceo Paltac Holdings Co. Ltd.	15,600	230,073
Meiji Seika Kaisha Ltd.	39,000	171,965
Mitsubishi Chemical Holdings Corp.	195,000	1,778,608
Mitsubishi Corp.	230,100	6,841,255
Mitsubishi Gas Chemical Co. Inc.	39,000	341,964
Mitsubishi Heavy Industries Ltd.	351,000	2,485,138
Mitsubishi Materials Corp.	195,000	1,257,800
Mitsubishi Rayon Co. Ltd.	39,000	293,487
Mitsubishi UFJ Financial Group Inc.	1,404	14,975,686
Mitsubishi UFJ Securities Co. Ltd.	39,000	422,870
Mitsui & Co. Ltd.	273,000	6,442,951
Mitsui Mining & Smelting Co. Ltd.	39,000	188,670
Mitsui O.S.K. Lines Ltd.	195,000	3,069,164
Mitsui Sumitomo Insurance Co. Ltd.	234,000	2,712,132
Mitsui Trust Holdings Inc.	117,000	1,040,633
Mitsumi Electric Co. Ltd.	11,700	458,900
Namco Bandai Holdings Inc.	39,000	611,540
NEC Corp.	273,000	1,345,912
Nichirei Corp.	39,000	187,360
Nikko Cordial Corp.	78,000	1,048,822
Nippon Building Fund Inc.	78	1,035,065
Nippon Express Co. Ltd.	156,000	847,705
Nippon Kayaku Co. Ltd.	39,000	339,672
Nippon Light Metal Co. Ltd.	117,000	303,641
Nippon Meat Packers Inc.	39,000	422,870
Nippon Mining Holdings Inc.	156,000	1,581,422
Nippon Oil Corp.	234,000	2,096,989
Nippon Paper Group Inc.	195	632,176
Nippon Sheet Glass Co. Ltd.	78,000	411,406
Nippon Shokubai Co. Ltd.	39,000	344,585

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
Nippon Steel Corp.	936,000	$7,075,127
Nippon Telegraph and Telephone Corp.	897	3,879,856
Nippon Yusen Kabushiki Kaisha	195,000	1,973,502
Nissan Motor Co. Ltd.	397,800	4,249,793
Nisshin Seifun Group Inc.	19,700	183,821
Nisshin Steel Co. Ltd.	117,000	514,912
Nissin Food Products Co. Ltd.	15,600	476,916
Nomura Real Estate Office Fund Inc.	39	360,307
NSK Ltd.	78,000	751,405
NTN Corp.	78,000	643,312
NTT DoCoMo Inc.	2,886	3,999,412
Obayashi Corp.	117,000	622,022
Oji Paper Co. Ltd.	156,000	750,750
Okumura Corp.[b]	39,000	207,996
Oracle Corp. Japan	3,900	173,275
Oriental Land Co. Ltd.	3,900	202,427
Osaka Gas Co. Ltd.	351,000	1,208,668
Pioneer Corp.	23,400	315,826
Promise Co. Ltd.[b]	17,550	474,623
Resona Holdings Inc.[b]	468	1,014,102
Ricoh Co. Ltd.	117,000	2,540,167
Rinnai Corp.	7,800	233,217
Rohm Co. Ltd.	19,500	1,657,414
Sankyo Co. Ltd.	3,900	155,915
Santen Pharmaceutical Co. Ltd.	11,700	275,635
Sanwa Shutter Corp.	39,000	231,579
Sapporo Hokuyo Holdings Inc.	78	831,983
Sapporo Holdings Ltd.[b]	39,000	234,527
SBI Holdings Inc.	1,677	518,319
Sega Sammy Holdings Inc.	35,100	505,872
Seiko Epson Corp.	11,700	342,947
Seino Holdings Co. Ltd.	39,000	378,978
Sekisui Chemical Co. Ltd.	78,000	611,212
77 Bank Ltd. (The)	78,000	515,567
Sharp Corp.	172,000	2,983,076
Shimachu Co. Ltd.	7,800	222,736
Shinko Securities Co. Ltd.	78,000	381,926
Shinsei Bank Ltd.	273,000	1,027,204
Shizuoka Bank Ltd. (The)	117,000	1,178,205

Security	Shares	Value
Showa Shell Sekiyu K.K.	42,900	$532,534
Sojitz Corp.	120,900	611,278
Sompo Japan Insurance Inc.	156,000	1,819,880
Sumitomo Bakelite Co. Ltd.	39,000	279,075
Sumitomo Corp.	187,200	3,663,344
Sumitomo Osaka Cement Co. Ltd.	78,000	199,152
Sumitomo Rubber Industries Inc.	35,100	420,675
Sumitomo Trust and Banking Co. Ltd. (The)	234,000	1,983,001
Suzuken Co. Ltd.	11,700	363,583
T&D Holdings Inc.	13,650	896,510
Taiheiyo Cement Corp.	78,000	333,448
Taisei Corp.	117,000	414,681
Taisho Pharmaceutical Co. Ltd.	39,000	756,646
Takara Holdings Inc.	39,000	241,734
Takeda Pharmaceutical Co. Ltd.	148,200	9,658,859
Takefuji Corp.	21,060	654,449
Tanabe Seiyaku Co. Ltd.	39,000	458,573
Teijin Ltd.	78,000	424,508
THK Co. Ltd.	3,900	92,533
Toda Corp.	39,000	213,236
Toho Co. Ltd.	3,900	71,734
Tohoku Electric Power Co. Inc.	70,200	1,556,528
Tokai Rika Co. Ltd.	15,600	415,336
Tokyo Electric Power Co. Inc. (The)	210,600	5,607,038
Tokyo Gas Co. Ltd.	390,000	1,699,996
Tokyo Steel Manufacturing Co. Ltd.	11,700	192,208
TonenGeneral Sekiyu K.K.	39,000	380,943
Toppan Printing Co. Ltd.	78,000	847,050
Tosoh Corp.	39,000	233,217
TOTO Ltd.	39,000	331,483
Toyo Seikan Kaisha Ltd.	27,300	479,209
Toyota Industries Corp.	39,000	1,772,057
Toyota Motor Corp.	475,800	28,772,183
UNY Co. Ltd.	39,000	413,698
West Japan Railway Co.	312	1,412,405
Yamaha Corp.	27,300	596,145
Yamaha Motor Co. Ltd.	27,300	772,696
Yamato Holdings Co. Ltd.	78,000	1,162,810

		252,473,999

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
NETHERLANDS – 3.58%
ABN AMRO Holding NV	315,783	$15,297,666
Aegon NV	260,598	4,794,311
Corio NV	6,962	503,180
Corporate Express NV	32,740	449,954
Hagemeyer NV	45,864	244,218
ING Groep NV	329,121	14,110,201
Koninklijke DSM NV	22,581	1,176,126
Koninklijke KPN NV	214,422	3,354,837
Oce NV	12,324	288,809
Unilever NV	73,398	2,246,528
Wereldhave NV	3,471	445,575

		42,911,405

NEW ZEALAND – 0.14%
Fisher & Paykel Appliances Holdings Ltd.	98,319	269,883
Sky City Entertainment Group Ltd.	73,905	276,740
Telecom Corp. of New Zealand Ltd.	319,488	1,115,271

		1,661,894

NORWAY – 1.11%
DnB NOR ASA	142,857	1,906,363
Frontline Ltd.	10,335	488,120
Marine Harvest ASA[a]	495,105	626,683
Norsk Hydro ASA	127,257	4,939,388
Norske Skogindustrier ASA	43,368	610,754
Orkla ASA	101,010	1,934,293
ProSafe SE	23,556	368,151
Statoil ASA	44,343	1,325,126
Yara International ASA	39,078	1,058,729

		13,257,607

PORTUGAL – 0.48%
Banco Comercial Portugues SA Class Rb	464,856	2,392,556
Banco Espirito Santo SA	49,379	1,163,266
Brisa-Auto Estradas de Portugal SA	60,762	832,572
Portugal Telecom SGPS SA	99,996	1,407,121

		5,795,515

Security	Shares	Value
SINGAPORE – 1.16%
Ascendas Real Estate Investment Trust[b]	234,000	$417,898
CapitaCommercial Trust	195,000	341,823
CapitaLand Ltd.	39,000	192,758
CapitaMall Trust Management Ltd.[b]	195,000	483,179
ComfortDelGro Corp. Ltd.	390,000	532,011
DBS Group Holdings Ltd.	195,000	2,968,467
Fraser and Neave Ltd.	117,000	404,791
Haw Par Corp. Ltd.	39,000	206,893
Jardine Cycle & Carriage Ltd.	39,000	413,786
Neptune Orient Lines Ltd.	117,000	435,632
Oversea-Chinese Banking Corp.[b]	429,000	2,572,671
Singapore Airlines Ltd.	78,000	997,199
Singapore Land Ltd.	39,000	269,861
Singapore Petroleum Co. Ltd.	117,000	501,170
Suntec REIT	195,000	244,160
United Overseas Bank Ltd.	195,000	2,891,364

		13,873,663

SPAIN – 4.52%
Banco Bilbao Vizcaya Argentaria SA	254,748	6,322,145
Banco Popular Espanol SA	92,547	1,676,016
Banco Santander Central Hispano SA	1,109,160	21,134,369
Ebro Puleva SA	29,133	652,017
Endesa SA	132,756	7,179,878
Gas Natural SDG SA	39,000	2,265,132
Gestevision Telecinco SA	8,697	239,526
Iberdrola SA	142,467	8,040,508
Iberia Lineas Aereas de Espana SA	24,258	114,891
Repsol YPF SA	158,808	6,073,718
Zeltia SAb	31,239	354,065

		54,052,265

SWEDEN – 2.54%
Axfood AB	5,460	190,835
Billerud AB	14,469	220,109
Castellum AB	26,793	327,064
D. Carnegie & Co. ABb	15,600	308,509

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
Electrolux AB Series B	44,382	$1,126,363
Eniro AB	9,867	123,010
Fabege AB	21,528	231,642
Hoganas AB Class B	4,407	127,215
Holmen AB Class B	9,750	413,129
Nordea Bank AB	364,886	5,946,138
Scania AB Class B	35,880	867,991
Securitas AB Class B	23,712	365,997
Skandinaviska Enskilda Banken AB Class A	78,819	2,737,299
Skanska AB Class B	62,361	1,358,209
SKF AB	65,481	1,389,718
SSAB Svenskt Stal AB Class A	27,729	1,018,556
SSAB Svenskt Stal AB Class B	6,903	240,246
Svenska Cellulosa AB Class B	104,559	1,866,044
Svenska Handelsbanken AB Class A	90,675	2,630,933
Telefonaktiebolaget LM Ericsson AB Class B	830,934	3,157,053
TeliaSonera AB	230,256	1,768,466
Trelleborg AB Class B	13,104	336,454
Volvo AB Class B	191,190	3,561,101
Wihlborgs Fastigheter AB	3,822	64,807

		30,376,888

SWITZERLAND – 6.53%
Ciba Specialty Chemicals AG Registered	13,962	854,497
Clariant AG Registered[a]	20,287	317,775
Compagnie Financiere Richemont AG Class A	81,705	5,180,398
Credit Suisse Group Registered	196,020	13,031,079
Givaudan SA Registered	1,209	1,139,277
Nestle SA Registered	70,356	27,185,923
PSP Swiss Property AGa	12,129	643,037
Rieter Holding AG	1,287	680,183
Swatch Group AG (The) Class B	3,354	1,021,473
Swiss Life Holding	5,850	1,455,937
Swiss Reinsurance Co. Registered	59,436	5,136,566
Swisscom AG Registered	3,471	1,186,901
UBS AG Registered	229,125	12,861,387
Zurich Financial Services AG Registered	25,428	7,480,066

		78,174,499

Security	Shares	Value
UNITED KINGDOM – 22.97%
Arriva PLC	30,732	$496,781
Aviva PLC	445,263	6,252,145
Barclays PLC[c]	1,121,835	15,934,577
Barratt Developments PLC	47,034	893,630
BBA Aviation PLC	63,375	317,446
Bellway PLC	16,146	409,134
Berkeley Group Holdings PLC (The)[a]	10,179	340,876
Bovis Homes Group PLC	16,068	253,045
BP PLC	3,423,381	40,173,680
British Energy Group PLC	198,315	2,016,945
Brixton PLC	76,479	588,612
Cattles PLC	61,971	467,193
Compass Group PLC	81,120	553,038
Cookson Group PLC	21,177	298,432
Davis Service Group PLC (The)	17,160	205,733
De La Rue PLC	10,556	160,234
Diageo PLC	124,917	2,568,836
DSG International PLC	375,999	1,195,736
Electrocomponents PLC	68,562	353,876
Emap PLC	39,390	675,558
FKI PLC	108,654	246,181
Friends Provident PLC	307,554	1,168,685
GKN PLC	145,782	1,146,434
Hanson PLC	123,708	2,732,510
HBOS PLC	657,969	12,962,466
Home Retail Group PLC	149,370	1,250,532
HSBC Holdings PLC	2,038,530	37,861,489
IMI PLC	30,108	360,968
Imperial Chemical Industries PLC	105,066	1,332,236
International Personal Finance PLC[a]	45,917	205,272
ITV PLC	723,021	1,503,007
Kelda Group PLC	33,449	571,628
Kelda Group PLC Deferred[d]	41,255	8
Kesa Electricals PLC	6,162	40,570
Kingfisher PLC	406,185	1,760,140
Land Securities Group PLC	49,959	1,717,705
Legal & General Group PLC	1,100,619	3,137,828
Lloyds TSB Group PLC	983,190	11,148,233

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

Security	Shares	Value
Meggitt PLC	96,878	$608,300
National Express Group PLC	21,606	508,853
National Grid PLC	86,658	1,237,056
Old Mutual PLC	917,202	3,049,177
Pearson PLC	112,164	1,816,545
Persimmon PLC	49,101	1,158,396
Premier Farnell PLC	38,142	147,068
Provident Financial PLC	22,959	424,550
Rank Group PLC	169,494	582,931
Rentokil Initial PLC	291,798	929,446
Resolution PLC	121,485	1,629,300
Rexam PLC	80,964	827,550
Royal Bank of Scotland Group PLC	1,662,258	20,013,414
Royal Dutch Shell PLC Class A	649,974	25,504,254
Royal Dutch Shell PLC Class B	483,561	19,259,354
Scottish & Newcastle PLC	141,648	1,706,866
Sergo PLC	71,097	781,597
Severn Trent PLC	38,454	1,008,012
Signet Group PLC	247,845	494,820
Stagecoach Group PLC	43,395	187,825
Stagecoach Group PLC Class C Deferred[d]	58,854	12
Standard Life PLC	83,655	524,423
Stolt-Nielsen SA	7,488	259,134
Tate & Lyle PLC	80,964	935,313
TaylorWimpey PLC	187,980	1,261,505
Thomas Cook Group PLC[a]	42,794	268,705
3i Group PLC	63,514	1,391,306
Tomkins PLC	175,344	845,340
Trinity Mirror PLC	59,748	621,624
Tullett Prebon PLC	41,457	345,395
Unilever PLC	50,622	1,594,430
United Utilities PLC	140,478	1,919,707
Vodafone Group PLC	9,208,290	28,067,559
Wolseley PLC	73,632	1,620,427

		274,831,593

TOTAL COMMON STOCKS (Cost: $1,086,563,645)		1,186,656,061

Security	Shares	Value
PREFERRED STOCKS – 0.47%

GERMANY – 0.18%
Volkswagen AG	19,227	$2,185,783

		2,185,783

ITALY – 0.29%
Intesa Sanpaolo SpA RNC	72,751	522,822
Telecom Italia SpA RNC	1,106,703	2,407,193
Unipol SpA	154,293	494,217

		3,424,232

TOTAL PREFERRED STOCKS (Cost: $4,984,672)		5,610,015

RIGHTS – 0.01%

SWEDEN – 0.01%
SSAB Svenskt Stal AB Class Ad	27,729	95,168
SSAB Svenskt Stal AB Class Bd	6,903	20,362

		115,530

TOTAL RIGHTS (Cost: $0)		115,530

SHORT-TERM INVESTMENTS – 0.58%

MONEY MARKET FUNDS – 0.58%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,e]	493,118	493,118
BGI Cash Premier Fund LLC 5.34%[c,e,f]	6,402,735	6,402,735

		6,895,853

TOTAL SHORT-TERM INVESTMENTS (Cost: $6,895,853)		6,895,853

TOTAL INVESTMENTS IN SECURITIES – 100.22% (Cost: $1,098,444,170)		1,199,277,459

Other Assets, Less Liabilities – (0.22)%		(2,619,722)

NET ASSETS – 100.00%		$1,196,657,737

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

July 31, 2007

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2007

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,952,990,220	$33,520,505,714	$427,523,088	$1,076,956,697
Affiliated issuers (Note 2)	1,070,826,857	1,531,814,193	5,039,673	21,487,473

Total cost of investments	$5,023,817,077	$35,052,319,907	$432,562,761	$1,098,444,170

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,835,953,274	$45,875,556,753	$510,927,264	$1,176,447,029
Affiliated issuers (Note 2)	1,070,826,857	1,602,004,127	5,039,673	22,830,430

Total value of investments	6,906,780,131	47,477,560,880	515,966,937	1,199,277,459
Foreign currencies, at value[b]	9,293,494	88,020,483	916,913	2,410,429
Receivables:
Investment securities sold	–	32,088,580	342,339	–
Due from custodian	7,556,836	2,033,160	–	1,768,758
Dividends and interest	7,868,934	73,144,977	490,635	2,149,352
Capital shares sold	42,001	1,413,501	–	–

Total Assets	6,931,541,396	47,674,261,581	517,716,824	1,205,605,998

LIABILITIES
Payables:
Investment securities purchased	7,556,836	32,295,982	406,901	2,142,625
Collateral for securities on loan (Note 5)	1,067,799,739	1,301,813,682	4,977,430	6,402,735
Capital shares redeemed	1,739,581	–	–	–
Investment advisory fees (Note 2)	3,586,659	13,598,717	178,249	402,901

Total Liabilities	1,080,682,815	1,347,708,381	5,562,580	8,948,261

NET ASSETS	$5,850,858,581	$46,326,553,200	$512,154,244	$1,196,657,737

Net assets consist of:
Paid-in capital	$3,944,316,713	$33,349,165,812	$422,310,591	$1,062,907,758
Undistributed net investment income	52,087,836	685,879,058	6,629,658	18,741,510
Undistributed net realized gain (accumulated net realized loss)	(28,518,625)	(135,706,376)	(205,039)	14,128,072
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,882,972,657	12,427,214,706	83,419,034	100,880,397

NET ASSETS	$5,850,858,581	$46,326,553,200	$512,154,244	$1,196,657,737

Shares outstanding[c]	41,500,000	582,000,000	6,800,000	15,600,000

Net asset value per share	$140.98	$79.60	$75.32	$76.71

[a]	Securities on loan with market values of $990,953,607, $1,254,772,740, $4,924,722 and $6,073,303, respectively. See Note 5.
[b]	Cost of foreign currencies: $9,297,569, $87,377,180, $910,828 and $2,393,777, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2007

	iShares FTSE/Xinhua China 25 Index Fund	iShares MSCI EAFE Index Fund	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$102,133,242	$1,065,125,399	$9,536,798	$26,193,428
Dividends from affiliated issuers (Note 2)	–	10,959,992	–	420,348
Interest from affiliated issuers (Note 2)	169,735	756,887	8,962	16,791
Securities lending income from unaffiliated issuers	7,112,766	2,695,586	19,504	10,956
Securities lending income from affiliated issuers (Note 2)	1,415,130	949,952	5,787	4,637

Total investment income	110,830,873	1,080,487,816	9,571,051	26,646,160

EXPENSES (Note 2)
Investment advisory fees	33,072,709	131,359,287	1,641,713	3,181,820
Interest expenses	–	86,926	–	–

Total expenses	33,072,709	131,446,213	1,641,713	3,181,820

Net investment income	77,758,164	949,041,603	7,929,338	23,464,340

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	31,882,705	(85,065)	1,390,209	15,947,134
Investments in affiliated issuers (Note 2)	–	265,622	–	5,112
In-kind redemptions	1,094,979,091	52,410,245	–	8,809,485
Foreign currency transactions	12,467	7,781,418	81,296	174,233

Net realized gain	1,126,874,263	60,372,220	1,471,505	24,935,964

Net change in unrealized appreciation (depreciation) on:
Investments	1,427,333,811	6,662,478,751	73,922,137	92,607,174
Translation of assets and liabilities in foreign currencies	9,984	805,665	6,362	22,927

Net change in unrealized appreciation (depreciation)	1,427,343,795	6,663,284,416	73,928,499	92,630,101

Net realized and unrealized gain	2,554,218,058	6,723,656,636	75,400,004	117,566,065

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,631,976,222	$7,672,698,239	$83,329,342	$141,030,405

[a]	Net of foreign withholding tax of $–, $96,517,243, $831,357 and $2,593,481, respectively.

See notes to financial statements.

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE/Xinhua China 25 Index Fund		iShares MSCI EAFE Index Fund
	Year ended July 31, 2007	Year ended July 31, 2006	Year ended July 31, 2007	Year ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$77,758,164	$50,847,625	$949,041,603	$663,739,560
Net realized gain	1,126,874,263	48,136,877	60,372,220	679,430,810
Net change in unrealized appreciation (depreciation)	1,427,343,795	358,547,348	6,663,284,416	3,521,912,454

Net increase in net assets resulting from operations	2,631,976,222	457,531,850	7,672,698,239	4,865,082,824

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(65,514,203)	(27,301,474)	(769,182,031)	(426,787,928)

Total distributions to shareholders	(65,514,203)	(27,301,474)	(769,182,031)	(426,787,928)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,989,557,517	1,933,830,791	10,201,668,788	8,873,661,857
Cost of shares redeemed	(2,678,572,825)	(391,601,168)	(99,448,531)	(1,712,628,875)

Net increase in net assets from capital share transactions	310,984,692	1,542,229,623	10,102,220,257	7,161,032,982

INCREASE IN NET ASSETS	2,877,446,711	1,972,459,999	17,005,736,465	11,599,327,878

NET ASSETS
Beginning of year	2,973,411,870	1,000,951,871	29,320,816,735	17,721,488,857

End of year	$5,850,858,581	$2,973,411,870	$46,326,553,200	$29,320,816,735

Undistributed net investment income included in net assets at end of year	$52,087,836	$39,831,408	$685,879,058	$497,902,008

SHARES ISSUED AND REDEEMED
Shares sold	28,200,000	27,150,000	136,800,000	146,400,000
Shares redeemed	(24,750,000)	(5,400,000)	(1,200,000)	(28,200,000)

Net increase in shares outstanding	3,450,000	21,750,000	135,600,000	118,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Year ended July 31, 2007	Period from August 1, 2005[a] to July 31, 2006	Year ended July 31, 2007	Period from August 1, 2005[a] to July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,929,338	$2,714,386	$23,464,340	$6,919,493
Net realized gain	1,471,505	221,471	24,935,964	3,528,693
Net change in unrealized appreciation (depreciation)	73,928,499	9,490,535	92,630,101	8,250,296

Net increase in net assets resulting from operations	83,329,342	12,426,392	141,030,405	18,698,482

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,132,532)	(185,328)	(11,447,878)	(406,634)

Total distributions to shareholders	(4,132,532)	(185,328)	(11,447,878)	(406,634)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,093,474	259,573,684	770,306,651	405,595,376
Cost of shares redeemed	–	(24,950,788)	(56,337,675)	(70,780,990)

Net increase in net assets from capital share transactions	186,093,474	234,622,896	713,968,976	334,814,386

INCREASE IN NET ASSETS	265,290,284	246,863,960	843,551,503	353,106,234

NET ASSETS
Beginning of period	246,863,960	–	353,106,234	–

End of period	$512,154,244	$246,863,960	$1,196,657,737	$353,106,234

Undistributed net investment income included in net assets at end of period	$6,629,658	$2,558,228	$18,741,510	$6,531,400

SHARES ISSUED AND REDEEMED
Shares sold	2,800,000	4,400,000	10,800,000	6,800,000
Shares redeemed	–	(400,000)	(800,000)	(1,200,000)

Net increase in shares outstanding	2,800,000	4,000,000	10,000,000	5,600,000

[a]	Commencement of operations.

See notes to financial statements.

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE/Xinhua China 25 Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Period from Oct. 5, 2004[a] to Jul. 31, 2005

Net asset value, beginning of period	$78.14	$61.41	$53.60

Income from investment operations:
Net investment income	1.78 [b]	1.84 [b]	0.99
Net realized and unrealized gain[c]	62.37	16.14	6.82

Total from investment operations	64.15	17.98	7.81

Less distributions from:
Net investment income	(1.31)	(1.25)	–

Total distributions	(1.31)	(1.25)	–

Net asset value, end of period	$140.98	$78.14	$61.41

Total return	82.72%	29.81%	14.57%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,850,859	$2,973,412	$1,000,952
Ratio of expenses to average net assets[e]	0.74%	0.74%	0.78%
Ratio of net investment income to average net assets[e]	1.74%	2.62%	2.97%
Portfolio turnover rate[f]	36%	45%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$65.68	$54.00	$45.49	$36.88	$35.41

Income from investment operations:
Net investment income	1.85 [a]	1.70 [a]	0.97	0.65	0.86
Net realized and unrealized gain[b]	13.60	11.09	8.34	8.48	1.24

Total from investment operations	15.45	12.79	9.31	9.13	2.10

Less distributions from:
Net investment income	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)

Total distributions	(1.53)	(1.11)	(0.80)	(0.52)	(0.63)

Net asset value, end of year	$79.60	$65.68	$54.00	$45.49	$36.88

Total return	23.75%	23.91%	20.53%	24.81%	6.17%

Ratios/Supplemental data:
Net assets, end of year (000s)	$46,326,553	$29,320,817	$17,721,489	$8,733,741	$3,009,772
Ratio of expenses to average net assets	0.34%	0.35%	0.36%	0.35%	0.35%
Ratio of net investment income to average net assets	2.48%	2.77%	2.57%	2.34%	2.31%
Portfolio turnover rate[c]	5%	7%	8%	7%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$61.72	$50.88

Income from investment operations:
Net investment income[b]	1.35	1.34
Net realized and unrealized gain[c]	12.94	9.73

Total from investment operations	14.29	11.07

Less distributions from:
Net investment income	(0.69)	(0.23)

Total distributions	(0.69)	(0.23)

Net asset value, end of period	$75.32	$61.72

Total return	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.93%	2.25%
Portfolio turnover rate[f]	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006

Net asset value, beginning of period	$63.05	$51.00

Income from investment operations:
Net investment income[b]	2.16	2.61
Net realized and unrealized gain[c]	12.69	9.69

Total from investment operations	14.85	12.30

Less distributions from:
Net investment income	(1.19)	(0.25)

Total distributions	(1.19)	(0.25)

Net asset value, end of period	$76.71	$63.05

Total return	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.95%	4.34%
Portfolio turnover rate[f]	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2007, the Trust offered 111 investment portfolios or funds.

These financial statements relate only to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2007, the tax year-end of the Funds, the components of net distributable earnings on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gains	Unrealized Appreciation	Capital and Other Losses	Net Distributable Earnings
FTSE/Xinhua China 25	$52,087,836	$–	$1,857,786,743	$(3,332,711)	$1,906,541,868
MSCI EAFE	804,458,879	–	12,199,758,669	(26,830,160)	12,977,387,388
MSCI EAFE Growth	6,997,693	90,576	82,755,384	–	89,843,653
MSCI EAFE Value	31,788,617	4,801,512	97,159,850	–	133,749,979

For the years ended July 31, 2007 and July 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2007.

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2012	Expiring 2013	Expiring 2014	Total
FTSE/Xinhua China 25	$–	$–	$3,332,711	$3,332,711
MSCI EAFE	26,679,808	150,352	–	26,830,160

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such mark-to-market gains.

For the year ended July 31, 2007, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2007 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
FTSE/Xinhua China 25	$5,049,002,991	$1,863,935,195	$(6,158,055)	$1,857,777,140
MSCI EAFE	35,279,775,944	12,393,670,295	(195,885,359)	12,197,784,936
MSCI EAFE Growth	433,226,411	90,283,493	(7,542,967)	82,740,526
MSCI EAFE Value	1,102,164,717	115,049,792	(17,937,050)	97,112,742

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to the iShares FTSE/Xinhua China 25, iShares MSCI EAFE Growth and iShares MSCI EAFE Value Index Funds, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

FTSE/Xinhua China 25	0.74%

MSCI EAFE Growth	0.40

MSCI EAFE Value	0.40

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Board approved a change to the investment advisory fee structure for the iShares FTSE/Xinhua China 25 Index Fund effective August 1, 2007. For its investment advisory services to the iShares FTSE/Xinhua China 25 Index Fund, BGFA will be entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets

0.74%	First $6 billion

0.67	Over $6 billion, up to and including $12 billion

0.60	Over $12 billion

For its investment advisory services to the iShares MSCI EAFE Index Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of the Fund as follows:

Investment Advisory Fee	Average Daily Net Assets

0.35%	First $30 billion

0.32	Over $30 billion, up to and including $60 billion

0.28	Over $60 billion

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

FTSE/Xinhua China 25	$8,527,896

MSCI EAFE	3,645,538

MSCI EAFE Growth	25,291

MSCI EAFE Value	15,593

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended July 31, 2007, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain
MSCI EAFE
Barclays PLC	16,388	4,906	173	21,121	$300,004,443	$10,959,992	$265,622
MSCI EAFE Value
Barclays PLC	396	733	7	1,122	15,934,577	420,348	5,112

As of July 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
FTSE/Xinhua China 25	$1,661,550,864	$1,601,663,218
MSCI EAFE	2,251,292,749	1,821,549,672
MSCI EAFE Growth	120,957,821	111,065,206
MSCI EAFE Value	232,278,209	166,465,414

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended July 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE/Xinhua China 25	$2,915,401,162	$2,660,660,695
MSCI EAFE	10,006,570,792	98,269,698
MSCI EAFE Growth	181,546,837	–
MSCI EAFE Value	704,916,855	46,335,087

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended July 31, 2007, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of July 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares FTSE/Xinhua China 25 Index Fund, iShares MSCI EAFE Index Fund, iShares MSCI EAFE Growth Index Fund and iShares MSCI EAFE Value Index Fund, each a fund of iShares Trust (the “Funds”), at July 31, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2007

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	59

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended July 31, 2007, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

MSCI EAFE	$1,172,490,457	$93,227,296

MSCI EAFE Growth	10,366,004	792,264

MSCI EAFE Value	29,207,256	2,524,371

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2007:

iShares Index Fund	Qualified Dividend Income

FTSE/Xinhua China 25	$40,818,431

MSCI EAFE	769,182,031

MSCI EAFE Growth	4,132,532

MSCI EAFE Value	11,447,878

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES® TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board also reviewed the performance of other series of registered investment companies with substantially similar investment objectives and strategies as the iShares MSCI EAFE Index Fund (the “EAFE Fund”) for which BGFA provides investment advisory services, noting that BGFA generally performed in line with its various benchmarks over relevant periods. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the iShares FTSE/Xinhua China 25 Index, iShares MSCI EAFE Value Index and iShares MSCI EAFE Growth Index Funds; therefore, comparative performance information was generally not available for those particular Funds. The Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, and five-year and “last quarter” periods ended March 31, 2007, as applicable, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. The Board also reviewed statistical information from Lipper displaying the effects of the current breakpoints in the investment advisory fee rates for the EAFE Fund and the effects of the proposed breakpoints in the investment advisory fee rates for the iShares FTSE/Xinhua China 25 Index Fund (the “Xinhua Fund”) (as discussed below) at various assets levels of such Funds as compared to their Lipper Group. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board was also presented with materials regarding the current breakpoints in the investment advisory fee rates for the EAFE Fund and the proposed breakpoints in the investment advisory fee rates at certain asset levels of the Xinhua Fund. The Board noted that the Advisory Contract did not provide for any breakpoints in the other Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the other Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. The Board discussed the substantial growth in assets of certain iShares funds, including the EAFE Fund, over the last few years. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that the current breakpoints for the EAFE Fund and the proposed breakpoints for the Xinhua Fund were appropriate and warranted for these Funds but that reductions in fee rates or additions of breakpoints were not warranted at this juncture for the other Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees, with

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES® TRUST

the current breakpoints for the EAFE Fund and the proposed breakpoints for the Xinhua Fund, reflects the current sharing and potential further sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was available for the EAFE Fund but not the other Funds, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as those Funds. However, the Board also noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. In reviewing the comparative investment advisory/management fee information for the EAFE Fund, the Board considered the general structure of investment advisory/management fees in relation to the nature and extent of services provided to the EAFE Fund in comparison with the nature and extent of services provided to the Other Accounts, including, among other things, the level of complexity in managing the EAFE Fund and the Other Accounts under differing regulatory requirements and client guidelines. The Board noted that the investment advisory fee rate for the EAFE Fund under the Advisory Contract was generally higher than the investment advisory/management fee rates for the Other Accounts for which BGFA or BGI provides investment advisory/management services, but that the differences appeared to be attributable to, among other things, the type and level of services provided and/or the asset levels of the Other Accounts. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract, with the current breakpoints for the EAFE Fund and the proposed breakpoints for the Xinhua Fund, do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investments by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates, with the current breakpoints for the EAFE Fund and the proposed breakpoints for the Xinhua Fund, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract, with the fee schedule to the Advisory Contract as proposed to be amended to reflect the addition of breakpoints for the Xinhua Fund, for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	63

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares FTSE/Xinhua China 25 Index Fund

Period Covered: January 1, 2005 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	2	0.32%
Greater than 3.5% and Less than 4.0%	1	0.16
Greater than 3.0% and Less than 3.5%	1	0.16
Greater than 2.5% and Less than 3.0%	4	0.64
Greater than 2.0% and Less than 2.5%	5	0.80
Greater than 1.5% and Less than 2.0%	17	2.71
Greater than 1.0% and Less than 1.5%	64	10.21
Greater than 0.5% and Less than 1.0%	158	25.20
Between 0.5% and –0.5%	248	39.54
Less than –0.5% and Greater than –1.0%	65	10.37
Less than –1.0% and Greater than –1.5%	30	4.78
Less than –1.5% and Greater than –2.0%	13	2.07
Less than –2.0% and Greater than –2.5%	8	1.28
Less than –2.5% and Greater than –3.0%	4	0.64
Less than –3.0% and Greater than –3.5%	2	0.32
Less than –3.5%	5	0.80

	627	100.00%

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI EAFE Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	4	0.29%
Greater than 2.0% and Less than 2.5%	3	0.22
Greater than 1.5% and Less than 2.0%	17	1.23
Greater than 1.0% and Less than 1.5%	104	7.53
Greater than 0.5% and Less than 1.0%	395	28.60
Between 0.5% and –0.5%	762	55.18
Less than –0.5% and Greater than –1.0%	75	5.43
Less than –1.0% and Greater than –1.5%	17	1.23
Less than –1.5% and Greater than –2.0%	3	0.22
Less than –2.0% and Greater than –2.5%	1	0.07

	1,381	100.00%

iShares MSCI EAFE Growth Index Fund

Period Covered: October 1, 2005 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.23%
Greater than 2.0% and Less than 2.5%	1	0.23
Greater than 1.5% and Less than 2.0%	1	0.23
Greater than 1.0% and Less than 1.5%	25	5.72
Greater than 0.5% and Less than 1.0%	129	29.52
Between 0.5% and –0.5%	267	61.09
Less than –0.5% and Greater than –1.0%	10	2.29
Less than –1.0% and Greater than –1.5%	2	0.46
Less than –1.5%	1	0.23

	437	100.00%

iShares MSCI EAFE Value Index Fund

Period Covered: October 1, 2005 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	1	0.23%
Greater than 2.0% and Less than 2.5%	1	0.23
Greater than 1.5% and Less than 2.0%	5	1.14
Greater than 1.0% and Less than 1.5%	24	5.49
Greater than 0.5% and Less than 1.0%	137	31.35
Between 0.5% and –0.5%	253	57.89
Less than –0.5% and Greater than –1.0%	12	2.75
Less than –1.0% and Greater than –1.5%	2	0.46
Less than –1.5%	2	0.46

	437	100.00%

SUPPLEMENTAL INFORMATION	65

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”) and Barclays Foundry Investment Trust (“BFIT”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 135 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF, MIP and BFIT and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Trustee (since 2007) of BFIT; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) and chair of Finance and Investment Committee (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

TRUSTEE AND OFFICER INFORMATION	67

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non- Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director of Mutual Fund Operations of BGI (since 2007); President of Van Kampen Investor Services (2003-2007); Managing Director of Morgan Stanley (2002-2007); President of Morgan Stanley Trust, FSB (2002- 2007).	None.

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investor Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel of BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing of BGI (since 2006); Head of Domestic Equity Portfolio Management of BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Head of Global Index and Markets Group of BGI (since 2006); Global Head of Securities Lending of BGI (2002-2006).	Trustee (since 2007) of BFIT.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management of BGI (since 2006); Senior Portfolio Manager of BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Senior Portfolio Manager of BGI (since 2004); Portfolio Manager of BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed-Income Investment Solutions of BGI (since 2005); Fixed- Income Investment Strategist of BGI (2003-2005); Fixed-Income Portfolio Manager of BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	69

Notes:

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	71

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trade mark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

5241-iS-0907

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE/Xinhua China 25 Index Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Funds' website. The iShares MSCI EAFE Series discloses its complete schedules of portfolio holdings on a monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-039-09007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Management’s Discussion of Fund Performance

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.09%	31.25%	31.68%	13.36%	13.44%	13.92%	0.00%	0.01%	0.48%

Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
31.09%	31.25%	31.68%	87.23%	87.87%	91.84%	(0.02)%	0.05%	3.11%
Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI™ Technology Index Fund and the S&P GSTI™ Technology Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of the Fund (3/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Technology Index Fund and the Goldman Sachs Technology Sector Index to the iShares S&P GSTI™ Technology Index Fund and the S&P GSTI™ Technology Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Industry	Percentage of Net Assets
Computers	27.52%

Software	21.50

Semiconductors	17.02

Telecommunications	16.67

Internet	11.59

Electronics	2.69

Commercial Services	1.47

Office & Business Equipment	0.69

Distribution & Wholesale	0.42

Electrical Components & Equipment	0.17

Machinery	0.16

Entertainment	0.05

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Microsoft Corp.	8.17%

Cisco Systems Inc.	7.14

International Business Machines Corp.	6.24

Intel Corp.	5.38

Hewlett-Packard Co.	5.04

Apple Inc.	4.68

Google Inc. Class A	4.67

Oracle Corp.	3.10

QUALCOMM Inc.	2.91

Dell Inc.	2.62

TOTAL	49.95%

The iShares S&P GSTI™ Technology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Technology Index (the “Index”). The Index has been developed as an equity benchmark for U.S.-traded technology-related stocks. The Index includes companies in the following categories: producers of sophisticated computer-related devices; electronics networking and internet services; producers of computer and internet software; consultants for information technology; and providers of computer services. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 31.09%, while the Index returned 31.68%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

Performance within the technology sector was very strong for the reporting period. Computer companies, chip makers and software producers all benefited from increased levels of spending on computers during the period. Select companies within the sector also enjoyed gains from high consumer demand for innovative new products.

All of the Fund’s ten largest holdings as of July 31, 2007 delivered double-digit gains for the reporting period. The strongest performer was Apple Inc., which introduced its popular iPhone® product during the reporting period. Cisco Systems Inc. and Hewlett-Packard Co. also performed well, as did computer maker International Business Machines Corp. QUALCOMM Inc. posted the most modest gain among the ten largest holdings for the reporting period.

2	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.59%	34.96%	37.90%	21.97%	21.88%	22.70%	(0.46)%	(0.42)%	0.18%

Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.59%	34.96%	37.90%	169.90%	169.00%	178.15%	(2.73)%	(2.53)%	1.09%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI™ Networking Index Fund and the S&P GSTI™ Multimedia Networking Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Networking Index Fund and the Goldman Sachs Technology Industry Multimedia Networking Index to the iShares S&P GSTI™ Networking Index Fund and the S&P GSTI™ Multimedia Networking Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Industry	Percentage of Net Assets
Telecommunications	86.53%

Computers	7.95

Internet	5.45

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Cisco Systems Inc.	8.52%

Research in Motion Ltd.	7.44

QUALCOMM Inc.	7.38

Motorola Inc.	6.54

Juniper Networks Inc.	6.50

Corning Inc.	5.92

Harris Corp.	4.73

Tellabs Inc.	4.71

Avaya Inc.	4.37

Nortel Networks Corp.	4.27

TOTAL	60.38%

The iShares S&P GSTI™ Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Multimedia Networking Index (the “Index”). The Index has been developed as an equity benchmark for U.S.-traded multimedia networking stocks. The Index includes companies that are producers of telecom equipment, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 34.59%, while the Index returned 37.90%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed some what in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

Networking stocks as a group posted healthy gains for the reporting period as increased global demand and innovative products translated into strong performance for many companies in the group. Additionally, buyouts by private equity firms drove up stock prices for some companies.

Most of the Fund’s ten largest holdings as of July 31, 2007 posted gains for the reporting period. Research in Motion Ltd., maker of BlackBerry® devices, delivered triple-digit gains for the reporting period, as did Juniper Networks Inc. Avaya Inc. and Cisco Systems Inc. also logged strong gains. Motorola Inc. posted a decline for the reporting period.

4	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.16%	19.26%	19.82%	9.73%	9.78%	10.27%	0.14%	0.15%	0.61%

Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.16%	19.26%	19.82%	59.09%	59.47%	63.02%	0.88%	0.92%	3.72%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI™ Semiconductor Index Fund and the S&P GSTI™ Semiconductor Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Semiconductor Index Fund and the Goldman Sachs Technology Industry Semiconductor Index to the iShares S&P GSTI™ Semiconductor Index Fund and the S&P GSTI™ Semiconductor Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Industry	Percentage of Net Assets
Semiconductors	97.95%

Telecommunications	1.06

Electronics	0.56

Software	0.34

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Applied Materials Inc.	9.51%

Intel Corp.	8.34

Texas Instruments Inc.	8.18

NVIDIA Corp.	5.87

Broadcom Corp. Class A	5.58

Analog Devices Inc.	4.25

KLA-Tencor Corp.	3.98

MEMC Electronic Materials Inc.	3.80

Maxim Integrated Products Inc.	3.67

Linear Technology Corp.	3.34

TOTAL	56.52%

The iShares S&P GSTI™ Semiconductor Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Semiconductor Index (the “Index”). The Index has been developed as an equity benchmark for U.S-traded semiconductor stocks. The Index includes companies that are producers of capital equipment or manufacturers of wafers and chips. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 19.16%, while the Index returned 19.82%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

The semiconductor group as a whole delivered solid gains for the reporting period, although performance within the group was mixed. In general, demand for electronics equipment helped to drive up share prices for chip makers. Companies involved in innovative areas, including solar applications, also performed well during the reporting period.

All of the Fund’s ten largest holdings as of July 31, 2007 posted gains for the reporting period. Graphics chip maker NVIDIA Corp. and wafer producer MEMC Electronic Materials Inc. both logged triple-digit gains for the reporting period. Applied Materials Inc. and the Class A shares of Broadcom Corp. also performed well, as did KLA-Tencor Corp. and Intel Corp. Maxim Integrated Products Inc. posted the most modest return among the Fund’s ten largest holdings, yet still produced a double-digit gain.

6	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.79%	22.19%	22.15%	14.32%	14.47%	14.92%	(1.04)%	(0.99)%	(0.52)%

Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
21.79%	22.19%	22.15%	95.25%	96.55%	100.46%	(6.15)%	(5.85)%	(3.11)%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI™ Software Index Fund and the S&P GSTI™ Software Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of the Fund (7/10/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

For purposes of calculating the total return of the Index, dividends and distributions made by companies included in the Index generally are assumed to be reinvested in the securities issued by those companies. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. The performance of the Index would have been higher for periods prior to that date had dividends and distributions been assumed to be reinvested.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Software Index Fund and the Goldman Sachs Technology Industry Software Index to the iShares S&P GSTI™ Software Index Fund and the S&P GSTI™ Software Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. However, prior to December 31, 2002, the total returns of the Index did not reflect reinvestment of dividends and distributions. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Industry	Percentage of Net Assets
Software	78.72%

Internet	10.86

Computers	9.66

Entertainment	0.72

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Microsoft Corp.	7.99%

Oracle Corp.	7.62

Adobe Systems Inc.	6.91

Symantec Corp.	6.65

Electronic Arts Inc.	6.10

CA Inc.	5.60

Autodesk Inc.	4.93

Intuit Inc.	4.55

Citrix Systems Inc.	3.74

Cadence Design Systems Inc.	3.40

TOTAL	57.49%

The iShares S&P GSTI™ Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSTI™ Software Index (the “Index”). The Index has been developed as an equity benchmark for U.S.-traded software-related stocks. The Index includes companies that are producers of client/server applications, enterprise software, internet software, PC and entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 21.79%, while the Index returned 22.15%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

The software market segment generally delivered strong gains for the reporting period, amid growing global consumer and business demand for computers and mobile devices. Demand for these products, in turn, translated into demand for software.

Nine of the Fund’s ten largest holdings as of July 31, 2007 delivered gains for the reporting period. Adobe Systems Inc. was the strongest performer, followed by Cadence Design Systems Inc. Software firms Oracle Corp. and Microsoft Corp. both performed well, as did Autodesk Inc. Intuit Inc. was the lone decliner amongst the ten largest holdings for the reporting period.

8	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.56%	19.66%	20.17%	25.21%	25.26%	25.83%	19.00%	19.00%	19.53%

			Cumulative Total Returns

Year Ended 7/31/07			Five Years Ended 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.56%	19.66%	20.17%	207.76%	208.35%	215.46%	173.05%	173.12%	180.38%

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI™ Natural Resources Index Fund and the S&P GSSI™ Natural Resources Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Total returns for the periods since inception are calculated from the inception date of the Fund (10/22/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Effective May 9, 2007, the Fund and the Index changed their names from the iShares Goldman Sachs Natural Resources Index Fund and the Goldman Sachs Natural Resources Sector Index to the iShares S&P GSSI™ Natural Resources Index Fund and the S&P GSSI™ Natural Resources Index, respectively. On June 15, 2007, S&P changed the underlying methodology of the Index. Performance shown reflects the Goldman Sachs methodology through June 14, 2007 and the S&P methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Industry	Percentage of Net Assets
Oil & Gas	60.97%

Oil & Gas Services	15.63

Mining	13.04

Forest Products & Paper	3.15

Pipelines	2.65

Packaging & Containers	2.02

Coal	1.51

Building Materials	0.67

Manufacturing	0.14

Transportation	0.11

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Chevron Corp.	7.89%

Exxon Mobil Corp.	7.64

Conoco Phillips	7.41

Schlumberger Ltd.	6.28

Occidental Petroleum Corp.	2.66

EnCana Corp.	2.59

Suncor Energy Inc.	2.31

Marathon Oil Corp.	2.10

Alcan Inc.	2.09

Valero Energy Corp.	2.08

TOTAL	43.05%

The iShares S&P GSSI™ Natural Resources Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P GSSI™ Natural Resources Index (the “Index”). The Index has been developed as an equity benchmark for U.S.-traded natural resource-related stocks. The Index includes companies in the following categories: extractive industries, energy companies, owners and operators of timber tracts, forestry services, producers of pulp and paper, and owners of plantations. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 19.56%, while the Index returned 20.17%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

Natural resources as a group performed strongly during the reporting period. High oil prices continued to benefit the share prices of oil companies. In addition, increased global demand for, and low inventories of, metals drove up prices of many metals and mining companies during the reporting period.

All of the Fund’s ten largest holdings as of July 31, 2007 delivered gains for the reporting period. Metals company Alcan Inc. was the strongest performer, logging triple-digit gains. Oil exploration and service company Schlumberger Ltd. also performed well. In addition, oil companies Chevron Corp. and Exxon Mobil Corp. both delivered solid gains. Valero Energy Corp. posted a slight gain for the reporting period.

10	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/07			Inception to 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.10%	17.86%	18.42%	13.95%	13.91%	14.25%	54.66%	54.50%	56.04%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/30/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector*	Percentage of Net Assets
Financial	23.65%

Consumer Non-Cyclical	16.61

Energy	14.36

Industrial	11.12

Communications	9.95

Consumer Cyclical	8.27

Basic Materials	6.15

Technology	4.67

Utilities	4.46

Diversified	0.62

Short-Term and Other Net Assets	0.14

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.34%

General Electric Co.	1.94

AT&T Inc.	1.18

Citigroup Inc.	1.14

BP PLC SP ADR	1.09

HSBC Holdings PLC SP ADR	1.07

Bank of America Corp.	1.06

Procter & Gamble Co.	0.94

Chevron Corp.	0.90

Toyota Motor Corp. SP ADR	0.89

TOTAL	12.55%

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (“ADRs”), real estate investment trusts (“REITs”) and tracking stocks listed on the NYSE. The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 18.10%, while the Index returned 18.42%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

All of the Index’s ten sectors posted positive returns for the reporting period. The materials sector and telecommunications services sector were the two strongest performers, although combined they represented less than 14% of the Index as of July 31, 2007. Industrials and information technology both also performed well, as did energy. Healthcare delivered the most modest gains among the sectors for the reporting period.

Among the Fund’s ten largest holdings as of July 31, 2007, performance was mostly positive for the reporting period. The strongest performer was telecommunications company AT&T Inc. Oil companies Chevron Corp. and Exxon Mobil Corp. both performed well, as did General Electric Co. Bank of America Corp. and BP PLC SP ADR both declined for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

12	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NYSE 100 INDEX FUND

Performance as of July 31, 2007

Average Annual Total Returns						Cumulative Total Returns

Year Ended 7/31/07			Inception to 7/31/07			Inception to 7/31/07

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.73%	13.12%	13.94%	8.99%	8.93%	9.20%	33.33%	33.08%	34.18%

Total returns for the periods since inception are calculated from the inception date of the Fund (3/29/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund, and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® NYSE 100 INDEX FUND

PORTFOLIO ALLOCATION As of 7/31/07
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.81%

Financial	23.14

Energy	15.01

Industrial	13.29

Communications	9.19

Consumer Cyclical	6.38

Technology	5.51

Utilities	1.84

Basic Materials	1.71

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 7/31/07
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.66%

General Electric Co.	5.50

Citigroup Inc.	3.34

AT&T Inc.	3.32

Bank of America Corp.	3.14

Procter & Gamble Co.	2.70

Chevron Corp.	2.53

Johnson & Johnson	2.41

JPMorgan Chase & Co.	2.30

Pfizer Inc.	2.30

TOTAL	34.20%

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S.100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the NYSE. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the 12-month period ended July 31, 2007 (the “reporting period”), the Fund returned 13.73%, while the Index returned 13.94%.

Domestic equity markets delivered solid gains for the reporting period. A pause in interest-rate moves by the Federal Reserve Board (the “Fed”), sound economic growth, slowing inflation, and healthy corporate earnings levels all contributed to equity market strength during the reporting period. After raising rates eight times in the previous reporting period, the Fed held rates steady at 5.25% during the entire 12-month period ended July 31, 2007. Economic growth, as measured by gross domestic product (GDP) growth, continued to be healthy. Although growth slowed somewhat in the first calendar quarter of 2007, GDP growth rebounded in the second quarter to an annualized rate of 3.4%, its highest rate since the first quarter of 2006. Inflation levels provided another source of encouraging data, as core inflation declined during the second quarter of 2007, reaching its lowest level in three years. Corporate earnings levels remained healthy and continued to exceed many analysts’ expectations. Countering those factors, a slowing housing market and concerns surrounding lenders of sub-prime mortgages weighed on market performance in the final months of the reporting period, causing the markets to give back some of the strong gains achieved earlier in the reporting period.

All of the Index’s ten sectors posted positive returns for the reporting period. The telecommunications services and information technology sectors were the two strongest performing sectors, although they combined to represent less than 13% of the Index at July 31, 2007. Additionally, energy and industrials both performed well. The largest sector weighting in the Index, financials, delivered the most modest gain amongst the sectors for the reporting period.

Among the Fund’s ten largest holdings as of July 31, 2007, performance was mostly positive for the reporting period. The strongest performer was telecommunications company AT&T Inc. Oil companies Chevron Corp. and Exxon Mobil Corp. both performed well, as did General Electric Co. Pharmaceutical company Pfizer Inc. and Bank of America Corp. both declined for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

14	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2007 to July 31, 2007.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/07 to 7/31/07)
S&P GSTI™ Technology
Actual	$ 1,000.00	$ 1,076.70	0.48%	$ 2.47
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P GSTI™ Networking
Actual	1,000.00	1,103.70	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P GSTI™ Semiconductor
Actual	1,000.00	1,086.70	0.48	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P GSTI™ Software
Actual	1,000.00	1,020.70	0.48	2.40
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41
S&P GSSI™ Natural Resources
Actual	1,000.00	1,198.10	0.48	2.62
Hypothetical (5% return before expenses)	1,000.00	1,022.40	0.48	2.41

SHAREHOLDER EXPENSES	15

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (2/1/07)	Ending Account Value (7/31/07)	Annualized Expense Ratio	Expenses Paid During Period[a] (2/1/07 to 7/31/07)
NYSE Composite
Actual	$ 1,000.00	$ 1,043.20	0.25%	$ 1.27
Hypothetical (5% return before expenses)	1,000.00	1,023.60	0.25	1.25
NYSE 100
Actual	1,000.00	1,018.30	0.20	1.00
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.20	1.00

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (181 days) and divided by the number of days in the year (365 days).

16	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.95%

COMMERCIAL SERVICES – 1.47%
Alliance Data Systems Corp.[a]	10,068	$773,222
Bearing Point Inc.[a]	29,199	190,377
Convergys Corp.[a]	21,135	402,622
Euronet Worldwide Inc.[a]	6,980	177,362
Gartner Inc.[a]	7,630	159,696
Hewitt Associates Inc. Class Aa	7,551	225,926
Iron Mountain Inc.[a]	26,419	707,765
MPS Group Inc.[a]	15,042	200,510
Western Union Co.	118,943	2,372,913
Wright Express Corp.[a]	5,922	201,703

		5,412,096

COMPUTERS – 27.52%
Affiliated Computer Services Inc. Class Aa	15,633	838,867
Apple Inc.[a]	130,434	17,185,984
BISYS Group Inc. (The)[a]	17,516	209,667
Brocade Communications Systems Inc.[a]	59,712	420,372
CACI International Inc. Class Aa	4,476	198,913
Cadence Design Systems Inc.[a]	42,676	913,266
Ceridian Corp.[a]	21,701	735,664
Cognizant Technology Solutions Corp.[a]	22,035	1,784,394
Computer Sciences Corp.[a]	27,013	1,504,084
Dell Inc.[a]	344,393	9,632,672
Diebold Inc.	9,943	503,812
DST Systems Inc.[a]	8,642	655,669
Electronic Data Systems Corp.	78,157	2,109,457
Electronics For Imaging Inc.[a]	8,494	223,052
EMC Corp.[a]	311,397	5,763,958
FactSet Research Systems Inc.	5,640	372,184
Henry (Jack) & Associates Inc.	12,755	306,375
Hewlett-Packard Co.	402,314	18,518,513
Imation Corp.	5,080	158,902
International Business Machines Corp.	207,155	22,921,701
Komag Inc.[a]	4,364	139,692
Lexmark International Inc. Class Aa	14,137	558,977
Mentor Graphics Corp.[a]	12,685	152,347
MICROS Systems Inc.[a]	6,052	322,451
NCR Corp.[a]	27,690	1,445,972
Network Appliance Inc.[a]	55,966	1,586,076

Security	Shares	Value
Palm Inc.[a]	15,489	$231,096
Perot Systems Corp. Class Aa	10,786	164,163
Research in Motion Ltd.[a]	23,961	5,127,654
Riverbed Technology Inc.[a]	2,351	103,820
SanDisk Corp.[a,b]	32,624	1,749,625
SRA International Inc. Class Aa	6,145	146,374
Sun Microsystems Inc.[a]	542,449	2,766,490
Synopsys Inc.[a]	21,614	528,678
Unisys Corp.[a]	51,494	416,586
Western Digital Corp.[a]	34,322	732,775

		101,130,282

DISTRIBUTION & WHOLESALE – 0.42%
CDW Corp.[a]	9,651	812,325
Ingram Micro Inc. Class Aa	21,569	432,458
Tech Data Corp.[a]	8,219	307,966

		1,552,749

ELECTRICAL COMPONENTS & EQUIPMENT – 0.17%
Molex Inc.	21,602	612,201

		612,201

ELECTRONICS – 2.69%
Agilent Technologies Inc.[a]	60,489	2,307,655
Amphenol Corp. Class A	26,871	920,600
Arrow Electronics Inc.[a]	18,386	702,713
Avnet Inc.[a]	20,408	773,055
AVX Corp.	9,298	148,675
Benchmark Electronics Inc.[a]	10,585	234,987
Celestica Inc.[a]	29,721	175,651
Cogent Inc.[a]	6,016	80,073
Cymer Inc.[a]	5,222	223,241
Dolby Laboratories Inc. Class Aa	5,246	174,482
FLIR Systems Inc.[a]	9,982	435,714
Itron Inc.[a]	4,484	356,164
Jabil Circuit Inc.	28,941	652,041
L-1 Identity Solutions Inc.[a]	6,003	102,891
National Instruments Corp.	9,781	316,415
Plexus Corp.[a]	6,468	156,849
Sanmina-SCI Corp.[a]	77,387	212,814
Solectron Corp.[a]	136,911	514,785
Tektronix Inc.	12,062	396,237
Trimble Navigation Ltd.[a]	17,799	587,901
Vishay Intertechnology Inc.[a]	27,502	426,556

		9,899,499

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

July 31, 2007

Security	Shares	Value
ENTERTAINMENT – 0.05%
Macrovision Corp.[a]	7,905	$187,981

		187,981
INTERNET – 11.59%
Akamai Technologies Inc.[a]	24,845	843,736
Amazon.com Inc.[a]	47,444	3,726,252
aQuantive Inc.[a]	12,172	805,178
Avocent Corp.[a]	7,349	200,995
CheckFree Corp.[a]	13,081	481,904
CNET Networks Inc.[a]	21,789	164,071
Digital River Inc.[a]	5,915	266,234
EarthLink Inc.[a]	17,252	119,901
eBay Inc.[a]	172,276	5,581,742
Equinix Inc.[a]	4,103	356,592
Expedia Inc.[a]	27,795	739,625
F5 Networks Inc.[a]	6,200	537,478
Google Inc. Class Aa	33,633	17,152,830
IAC/InterActiveCorp[a]	31,786	913,530
j2 Global Communications Inc.[a]	7,308	238,533
McAfee Inc.[a]	24,096	864,083
NetFlix Inc.[a,b]	9,611	165,598
NutriSystem Inc.[a,b]	4,501	250,796
Openwave Systems Inc.	13,313	70,026
Priceline.com Inc.[a]	1,550	98,890
RealNetworks Inc.[a]	19,873	141,496
Symantec Corp.[a]	140,965	2,706,528
TIBCO Software Inc.[a]	31,342	254,810
ValueClick Inc.[a]	14,799	316,403
VeriSign Inc.[a]	37,336	1,108,506
Websense Inc.[a]	6,378	127,305
Yahoo! Inc.[a]	186,841	4,344,053

		42,577,095
MACHINERY – 0.16%
Intermec Inc.[a,b]	8,747	224,186
Zebra Technologies Corp. Class Aa	10,203	369,655

		593,841
OFFICE & BUSINESS EQUIPMENT – 0.69%
Xerox Corp.[a]	146,284	2,554,119

		2,554,119

Security	Shares	Value
SEMICONDUCTORS – 17.02%
Advanced Micro Devices Inc.[a]	86,445	$1,170,465
Altera Corp.	53,414	1,239,205
AMIS Holdings Inc.[a]	8,557	88,223
Amkor Technology Inc.[a]	13,664	168,887
Analog Devices Inc.	49,305	1,747,862
Applied Materials Inc.	207,140	4,565,366
Applied Micro Circuits Corp.[a]	42,148	123,072
Atmel Corp.[a]	68,430	368,838
Broadcom Corp. Class Aa	70,249	2,304,870
Conexant Systems Inc.[a]	67,940	89,001
Cree Inc.[a,b]	12,399	317,662
Cypress Semiconductor Corp.[a]	22,495	563,725
Emulex Corp.[a]	12,459	246,688
Entegris Inc.[a]	18,762	202,254
Fairchild Semiconductor International Inc. Class Aa	18,218	332,479
FormFactor Inc.[a]	6,990	268,346
Integrated Device Technology Inc.[a]	29,317	476,988
Intel Corp.	837,856	19,790,159
International Rectifier Corp.[a]	10,711	393,201
Intersil Corp. Class A	20,177	590,177
KLA-Tencor Corp.	28,862	1,639,073
Lam Research Corp.[a]	20,287	1,173,400
Linear Technology Corp.	37,215	1,326,715
LSI Corp.[a]	117,267	844,322
Maxim Integrated Products Inc.	48,342	1,532,441
MEMC Electronic Materials Inc.[a]	26,034	1,596,405
Micrel Inc.	11,022	114,078
Microchip Technology Inc.	32,532	1,181,237
Micron Technology Inc.[a]	107,442	1,275,337
Microsemi Corp.[a]	11,133	259,510
MKS Instruments Inc.[a]	6,939	157,515
National Semiconductor Corp.	43,503	1,130,643
Novellus Systems Inc.[a]	18,838	537,260
NVIDIA Corp.[a]	53,478	2,447,153
OmniVision Technologies Inc.[a,b]	7,567	129,925
ON Semiconductor Corp.[a]	16,613	196,366
PMC-Sierra Inc.[a]	31,036	236,494
QLogic Corp.[a]	24,147	320,914
Rambus Inc.[a]	14,451	195,233

18	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

July 31, 2007

Security	Shares	Value
Semtech Corp.[a]	10,252	$166,595
Silicon Image Inc.[a]	12,014	81,935
Silicon Laboratories Inc.[a]	7,996	278,501
SiRF Technology Holdings Inc.[a]	7,581	177,699
Skyworks Solutions Inc.[a]	23,531	186,366
Spansion Inc. Class Aa	10,606	112,530
Teradyne Inc.[a]	28,171	442,003
Tessera Technologies Inc.[a]	7,313	300,784
Texas Instruments Inc.	216,036	7,602,307
Varian Semiconductor Equipment Associates Inc.[a]	11,772	553,284
Xilinx Inc.	46,465	1,161,625
Zoran Corp.[a]	6,898	130,027

		62,535,145

SOFTWARE – 21.50%
ACI Worldwide Inc.[a]	5,487	167,518
Activision Inc.[a]	35,540	608,089
Acxiom Corp.	10,954	275,603
Adobe Systems Inc.[a]	93,641	3,772,796
Advent Software Inc.[a]	3,893	148,051
ANSYS Inc.[a]	11,384	296,439
Autodesk Inc.[a]	37,198	1,576,079
Automatic Data Processing Inc.	85,164	3,953,313
Avid Technology Inc.[a]	5,944	190,802
BEA Systems Inc.[a]	60,289	746,378
BMC Software Inc.[a]	31,330	899,798
Broadridge Financial Solutions Inc.	20,953	368,563
CA Inc.	63,556	1,593,984
Citrix Systems Inc.[a]	27,785	1,004,983
Cognos Inc.[a]	13,374	536,565
Compuware Corp.[a]	48,703	454,399
CSG Systems International Inc.[a]	6,672	166,933
eFunds Corp.[a]	6,979	249,499
Electronic Arts Inc.[a]	46,854	2,278,979
Fair Isaac Corp.	8,825	346,470
Fidelity National Information Services Inc.	25,289	1,255,093
First Data Corp.	116,499	3,703,503
Fiserv Inc.[a]	25,631	1,266,684
Global Payments Inc.	9,335	349,129
Informatica Corp.[a]	12,450	173,553

Security	Shares	Value
Intuit Inc.[a]	52,370	$1,499,877
Lawson Software Inc.[a]	11,284	107,537
MasterCard Inc. Class A	9,957	1,601,086
Microsoft Corp.	1,035,826	30,028,596
MicroStrategy Inc. Class Aa	1,339	97,894
MoneyGram International Inc.	12,528	320,592
NAVTEQ Corp.[a]	14,585	789,486
Novell Inc.[a]	53,798	360,985
Nuance Communications Inc.[a]	19,126	315,196
Open Text Corp.[a]	7,083	133,019
Oracle Corp.[a]	595,219	11,380,587
Parametric Technology Corp.[a]	16,910	298,123
Paychex Inc.	52,402	2,168,395
Quest Software Inc.[a]	12,481	184,719
Red Hat Inc.[a]	29,478	613,732
Salesforce.com Inc.[a]	14,059	546,333
Sybase Inc.[a]	13,406	317,990
Take-Two Interactive Software Inc.[a,b]	10,574	186,420
THQ Inc.[a]	9,652	277,592
Total System Services Inc.	30,365	854,167
Trident Microsystems Inc.[a]	8,760	133,240
VeriFone Holdings Inc.[a]	8,273	301,220
Wind River Systems Inc.[a]	12,141	116,068

		79,016,057

TELECOMMUNICATIONS – 16.67%
ADC Telecommunications Inc.[a]	17,264	322,664
ADTRAN Inc.	9,948	259,543
Andrew Corp.[a]	22,927	322,354
Anixter International Inc.[a]	4,718	389,943
Arris Group Inc.[a]	15,888	235,460
Atheros Communications Inc.[a]	8,040	224,155
Avaya Inc.[a]	68,891	1,139,457
Black Box Corp.	2,463	99,136
Ciena Corp.[a]	12,993	474,634
Cisco Systems Inc.[a]	907,989	26,249,962
CommScope Inc.[a]	9,269	504,512
Corning Inc.[a]	239,209	5,702,743
Foundry Networks Inc.[a]	21,492	378,044
Harris Corp.	20,304	1,114,284
InterDigital Inc.[a]	7,384	206,383
JDS Uniphase Corp.[a]	31,294	448,443

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P GSTI™ TECHNOLOGY INDEX FUND

July 31, 2007

Security	Shares	Value
Juniper Networks Inc.[a]	86,618	$2,595,075
Motorola Inc.	351,186	5,966,650
Nortel Networks Corp.[a]	66,124	1,430,923
Polycom Inc.[a]	13,612	421,564
Powerwave Technologies Inc.[a]	18,303	119,702
QUALCOMM Inc.	257,008	10,704,383
RF Micro Devices Inc.[a]	27,078	187,921
SAVVIS Inc.[a]	6,861	257,699
Sonus Networks Inc.[a]	37,116	253,873
Sycamore Networks Inc.[a]	16,982	70,645
Tekelec[a]	10,003	128,138
Tellabs Inc.[a]	65,460	742,971
3Com Corp.[a]	59,567	238,268
UTStarcom Inc.[a,b]	17,052	54,907

		61,244,436

TOTAL COMMON STOCKS (Cost: $377,630,019)		367,315,501

SHORT-TERM INVESTMENTS – 0.82%

MONEY MARKET FUNDS – 0.82%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	289,483	289,483
BGI Cash Premier Fund LLC 5.34%[c,d,e]	2,725,785	2,725,785

		3,015,268

TOTAL SHORT-TERM INVESTMENTS (Cost: $3,015,268)		3,015,268

TOTAL INVESTMENTS IN SECURITIES – 100.77% (Cost: $380,645,287)		370,330,769

Other Assets, Less Liabilities – (0.77)%		(2,832,582)

NET ASSETS – 100.00%		$367,498,187

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GSTI™ NETWORKING INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.93%

COMPUTERS – 7.95%
Research in Motion Ltd.[a,b]	78,623	$16,825,322
Riverbed Technology Inc.[a]	26,236	1,158,582

		17,983,904

INTERNET – 5.45%
Avocent Corp.[a]	128,522	3,515,077
F5 Networks Inc.[a]	101,513	8,800,162

		12,315,239

TELECOMMUNICATIONS – 86.53%
ADC Telecommunications Inc.[a]	299,738	5,602,103
ADTRAN Inc.	156,391	4,080,241
Andrew Corp.[a]	396,899	5,580,400
Arris Group Inc.[a]	273,640	4,055,345
Avaya Inc.[a]	597,484	9,882,385
Ciena Corp.[a]	222,618	8,132,236
Cisco Systems Inc.[a]	666,101	19,256,980
CommScope Inc.[a]	151,900	8,267,917
Corning Inc.[a]	562,010	13,398,318
Foundry Networks Inc.[a]	368,600	6,483,674
Harris Corp.	194,707	10,685,520
InterDigital Inc.[a]	120,942	3,380,329
JDS Uniphase Corp.[a,b]	532,955	7,637,245
Juniper Networks Inc.[a]	490,987	14,709,970
Motorola Inc.	870,294	14,786,295
Nortel Networks Corp.[a]	446,499	9,662,238
Polycom Inc.[a]	224,669	6,957,999
Powerwave Technologies Inc.[a]	331,395	2,167,323
QUALCOMM Inc.	400,921	16,698,360
Sonus Networks Inc.[a]	645,753	4,416,951
Sycamore Networks Inc.[a]	459,516	1,911,587
Tekelec[a]	178,333	2,284,446
Tellabs Inc.[a]	939,032	10,658,013
3Com Corp.[a]	1,028,632	4,114,528
UTStarcom Inc.[a,b]	270,335	870,479

		195,680,882

TOTAL COMMON STOCKS (Cost: $241,883,512)		225,980,025

Security	Shares	Value
SHORT-TERM INVESTMENTS – 6.28%

MONEY MARKET FUNDS – 6.28%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	220,901	$220,901
BGI Cash Premier Fund LLC 5.34%[c,d,e]	13,966,245	13,966,245

		14,187,146

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,187,146)		14,187,146

TOTAL INVESTMENTS IN SECURITIES – 106.21% (Cost: $256,070,658)		240,167,171

Other Assets, Less Liabilities – (6.21)%		(14,035,616)

NET ASSETS – 100.00%		$226,131,555

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments

iSHARES® S&P GSTI™ SEMICONDUCTOR INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.91%

ELECTRONICS – 0.56%
Cymer Inc.[a]	40,018	$1,710,770

		1,710,770

SEMICONDUCTORS – 97.95%
Advanced Micro Devices Inc.[a,b]	643,687	8,715,522
Altera Corp.	396,861	9,207,175
AMIS Holdings Inc.[a]	44,315	456,888
Amkor Technology Inc.[a]	122,440	1,513,358
Analog Devices Inc.	363,843	12,898,234
Applied Materials Inc.	1,308,221	28,833,191
Applied Micro Circuits Corp.[a]	322,808	942,599
Atmel Corp.[a]	485,909	2,619,050
Broadcom Corp. Class Aa	515,777	16,922,643
Conexant Systems Inc.[a]	550,080	720,605
Cree Inc.[a,b]	93,115	2,385,606
Cypress Semiconductor Corp.[a,b]	167,576	4,199,455
Entegris Inc.[a]	128,887	1,389,402
Fairchild Semiconductor International Inc. Class Aa	133,760	2,441,120
FormFactor Inc.[a]	51,342	1,971,019
Integrated Device Technology Inc.[a]	219,483	3,570,988
Intel Corp.	1,070,580	25,287,100
International Rectifier Corp.[a]	80,267	2,946,602
Intersil Corp. Class A	144,101	4,214,954
KLA-Tencor Corp.	212,324	12,057,880
Lam Research Corp.[a]	149,687	8,657,896
Linear Technology Corp.	283,756	10,115,901
LSI Corp.[a]	876,091	6,307,855
Maxim Integrated Products Inc.	351,495	11,142,392
MEMC Electronic Materials Inc.[a]	187,890	11,521,415
Micrel Inc.	63,018	652,236
Microchip Technology Inc.	242,333	8,799,111
Micron Technology Inc.[a]	819,445	9,726,812
Microsemi Corp.[a]	84,737	1,975,220
MKS Instruments Inc.[a]	42,147	956,737
National Semiconductor Corp.	316,591	8,228,200
Novellus Systems Inc.[a]	141,291	4,029,619
NVIDIA Corp.[a]	389,126	17,806,406
ON Semiconductor Corp.[a]	147,493	1,743,367
PMC-Sierra Inc.[a]	240,920	1,835,810
Rambus Inc.[a]	99,728	1,347,325
Semtech Corp.[a]	69,620	1,131,325
Silicon Image Inc.[a]	97,123	662,379

Security	Shares	Value
Silicon Laboratories Inc.[a]	60,815	$2,118,187
Skyworks Solutions Inc.[a]	184,834	1,463,885
Spansion Inc. Class Aa	57,412	609,141
Teradyne Inc.[a]	210,607	3,304,424
Tessera Technologies Inc.[a]	55,284	2,273,831
Texas Instruments Inc.	704,446	24,789,455
Varian Semiconductor Equipment Associates Inc.[a]	85,586	4,022,542
Xilinx Inc.	338,546	8,463,650

		296,978,512
SOFTWARE – 0.34%
Trident Microsystems Inc.[a]	68,098	1,035,771

		1,035,771
TELECOMMUNICATIONS – 1.06%
Atheros Communications Inc.[a]	61,224	1,706,925
RF Micro Devices Inc.[a]	218,655	1,517,466

		3,224,391

TOTAL COMMON STOCKS (Cost: $328,257,735)		302,949,444

SHORT-TERM INVESTMENTS – 3.95%

MONEY MARKET FUNDS – 3.95%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	294,195	294,195
BGI Cash Premier Fund LLC 5.34%[c,d,e]	11,664,559	11,664,559

		11,958,754

TOTAL SHORT-TERM INVESTMENTS (Cost: $11,958,754)		11,958,754

TOTAL INVESTMENTS IN SECURITIES – 103.86% (Cost: $340,216,489)		314,908,198
Other Assets, Less Liabilities – (3.86)%		(11,697,810)

NET ASSETS – 100.00%		$303,210,388

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GSTI™ SOFTWARE INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.96%

COMPUTERS – 9.66%
Cadence Design Systems Inc.[a]	302,461	$6,472,665
FactSet Research Systems Inc.	40,507	2,673,057
Henry (Jack) & Associates Inc.	82,772	1,988,183
Mentor Graphics Corp.[a,b]	92,461	1,110,457
MICROS Systems Inc.[a]	43,678	2,327,164
Synopsys Inc.[a]	155,223	3,796,755

		18,368,281

ENTERTAINMENT – 0.72%
Macrovision Corp.[a]	57,505	1,367,469

		1,367,469

INTERNET – 10.86%
McAfee Inc.[a]	172,070	6,170,430
Symantec Corp.[a]	658,256	12,638,515
TIBCO Software Inc.[a]	226,693	1,843,014

		20,651,959

SOFTWARE – 78.72%
Activision Inc.[a]	266,782	4,564,640
Adobe Systems Inc.[a]	326,299	13,146,587
Advent Software Inc.[a]	20,610	783,798
ANSYS Inc.[a]	84,099	2,189,938
Autodesk Inc.[a]	221,180	9,371,397
BEA Systems Inc.[a]	427,586	5,293,515
BMC Software Inc.[a]	221,871	6,372,135
CA Inc.	424,971	10,658,273
Citrix Systems Inc.[a]	196,783	7,117,641
Cognos Inc.[a]	95,638	3,836,997
Compuware Corp.[a]	326,383	3,045,153
Electronic Arts Inc.[a]	238,459	11,598,646
Fair Isaac Corp.	62,159	2,440,362
Informatica Corp.[a]	91,792	1,279,580
Intuit Inc.[a]	302,356	8,659,476
Lawson Software Inc.[a]	57,519	548,156
Microsoft Corp.	524,335	15,200,472
Micro Strategy Inc. Class Aa	10,304	753,325
NAVTEQ Corp.[a]	102,561	5,551,627
Novell Inc.[a]	383,822	2,575,446
Nuance Communications Inc.[a]	152,575	2,514,436
Oracle Corp.[a]	757,515	14,483,687
Parametric Technology Corp.[a]	119,754	2,111,263
Quest Software Inc.[a]	73,693	1,090,656

Security	Shares	Value
Red Hat Inc.[a]	209,854	$4,369,160
Salesforce.com Inc.[a,b]	95,024	3,692,633
Sybase Inc.[a]	99,079	2,350,154
Take-Two Interactive Software Inc.[a,b]	76,326	1,345,627
THQ Inc.[a]	70,192	2,018,722
Wind River Systems Inc.[a]	81,061	774,943

		149,738,445

TOTAL COMMON STOCKS (Cost: $205,033,733)		190,126,154

SHORT-TERM INVESTMENTS – 1.31%

MONEY MARKET FUNDS – 1.31%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	151,456	151,456
BGI Cash Premier Fund LLC 5.34%[c,d,e]	2,337,284	2,337,284

		2,488,740

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,488,740)		2,488,740

TOTAL INVESTMENTS IN SECURITIES – 101.27% (Cost: $207,522,473)		192,614,894

Other Assets, Less Liabilities – (1.27)%		(2,412,824)

NET ASSETS – 100.00%		$190,202,070

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.89%

BUILDING MATERIALS – 0.67%
Eagle Materials Inc.	25,217	$1,102,739
Florida Rock Industries Inc.	51,468	3,268,733
Martin Marietta Materials Inc.	44,066	6,037,042
Texas Industries Inc.	27,556	2,171,688

		12,580,202

COAL – 1.51%
Alpha Natural Resources Inc.[a]	50,669	904,442
Arch Coal Inc.	147,419	4,406,354
CONSOL Energy Inc.	190,082	7,916,915
Foundation Coal Holdings Inc.	45,194	1,575,011
Massey Energy Co.	81,393	1,737,741
Peabody Energy Corp.	277,466	11,725,713

		28,266,176

FOREST PRODUCTS & PAPER – 3.15%
Abitibi-Consolidated Inc.[a]	441,512	1,046,383
Bowater Inc.[b]	60,757	1,192,052
Domtar Corp.[a]	462,282	4,396,302
International Paper Co.	463,092	17,166,820
Louisiana-Pacific Corp.[b]	111,732	2,069,277
MeadWestvaco Corp.	197,447	6,424,925
Smurfit-Stone Container Corp.[a]	280,803	3,310,667
Temple-Inland Inc.	114,336	6,646,352
Weyerhaeuser Co.	233,754	16,652,635

		58,905,413

MANUFACTURING – 0.14%
AptarGroup Inc.	69,971	2,546,944

		2,546,944

MINING – 13.04%
Agnico-Eagle Mines Ltd.	137,844	5,863,884
Alcan Inc.	400,883	39,046,004
Alcoa Inc.	911,938	34,836,032
Barrick Gold Corp.	915,630	30,124,227
Cameco Corp.	362,898	14,798,980
Freeport-McMoRan Copper & Gold Inc.	393,478	36,979,062
Goldcorp Inc.	737,624	18,743,026
IAMGOLD Corp.	333,635	2,765,834
Ivanhoe Mines Ltd.[a]	299,560	4,283,708
Kinross Gold Corp.[a]	613,601	7,964,541
Lundin Mining Corp.[a]	393,785	5,142,832
Meridian Gold Inc.[a]	113,645	3,208,198
Newmont Mining Corp.	473,867	19,783,947

Security	Shares	Value
Silver Standard Resources Inc.[a]	62,296	$2,153,573
Silver Wheaton Corp.[a,b]	116,797	1,601,287
Titanium Metals Corp.[a]	96,028	3,209,256
Vulcan Materials Co.	99,686	9,541,944
Yamana Gold Inc.	317,891	3,519,053

		243,565,388

OIL & GAS – 60.97%
Anadarko Petroleum Corp.	484,225	24,371,044
Apache Corp.	347,037	28,054,471
Bill Barrett Corp.[a]	24,741	849,111
Cabot Oil & Gas Corp.	100,278	3,429,508
Canadian Natural Resources Ltd.	559,501	38,275,463
Cheniere Energy Inc.[a,b]	63,739	2,397,861
Chesapeake Energy Corp.	435,690	14,830,888
Chevron Corp.	1,728,088	147,336,783
Cimarex Energy Co.	85,019	3,217,969
ConocoPhillips	1,711,466	138,354,911
Denbury Resources Inc.[a]	124,689	4,987,560
Devon Energy Corp.	466,451	34,801,909
Diamond Offshore Drilling Inc.	67,766	6,992,096
EnCana Corp.	794,477	48,447,208
ENSCO International Inc.	156,786	9,574,921
EOG Resources Inc.	255,955	17,942,446
Exxon Mobil Corp.	1,676,349	142,707,590
Forest Oil Corp.[a]	77,386	3,131,811
Frontier Oil Corp.	115,822	4,485,786
GlobalSantaFe Corp.	242,026	17,355,685
Grey Wolf Inc.[a,b]	196,218	1,453,975
Helmerich & Payne Inc.	105,652	3,419,955
Hess Corp.	285,251	17,457,361
Holly Corp.	38,532	2,596,672
Marathon Oil Corp.	710,574	39,223,685
Mariner Energy Inc.[a]	87,626	1,851,537
Murphy Oil Corp.	196,733	12,205,315
Nabors Industries Ltd.[a,b]	301,483	8,815,363
Newfield Exploration Co.[a]	137,690	6,616,005
Nexen Inc.	545,739	16,983,398
Noble Corp.	141,080	14,455,057
Noble Energy Inc.	179,935	11,001,226
Occidental Petroleum Corp.	875,074	49,634,197
Patterson-UTI Energy Inc.	161,046	3,687,953
Petro-Canada	519,277	28,352,524
Petrohawk Energy Corp.[a]	189,714	2,843,813
Pioneer Natural Resources Co.	133,375	6,068,563

24	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GSSI™ NATURAL RESOURCES INDEX FUND

July 31, 2007

Security	Shares	Value
Plains Exploration & Production Co.[a]	78,431	$3,389,004
Pogo Producing Co.	62,012	3,302,759
Pride International Inc.[a]	171,663	6,016,788
Quicksilver Resources Inc.[a]	62,337	2,625,634
Range Resources Corp.	153,156	5,688,214
Rowan Companies Inc.	113,840	4,802,910
Southwestern Energy Co.[a]	174,348	7,083,759
St. Mary Land & Exploration Co.	63,403	2,110,686
Suncor Energy Inc.	476,948	43,149,486
Sunoco Inc.	128,710	8,587,531
Talisman Energy Inc.	1,103,411	20,203,455
Tesoro Corp.	143,780	7,160,244
Transocean Inc.[a]	302,629	32,517,486
Ultra Petroleum Corp.[a]	161,396	8,923,585
Unit Corp.[a]	48,694	2,681,092
Valero Energy Corp.	579,989	38,865,063
Western Refining Inc.	26,672	1,480,296
XTO Energy Inc.	401,458	21,891,505

		1,138,691,117

OIL & GAS SERVICES – 15.63%
Baker Hughes Inc.	333,769	26,384,440
BJ Services Co.	306,515	8,015,367
Cameron International Corp.[a]	118,432	9,237,696
Dresser-Rand Group Inc.[a]	38,475	1,427,423
FMC Technologies Inc.[a]	70,740	6,474,125
Global Industries Ltd.[a]	102,304	2,649,674
Grant Prideco Inc.[a]	133,924	7,513,136
Halliburton Co.	961,702	34,640,506
Hanover Compressor Co.[a]	113,312	2,700,225
Helix Energy Solutions Group Inc.[a]	96,637	3,764,011
National Oilwell Varco Inc.[a]	185,133	22,236,325
Oceaneering International Inc.[a]	56,879	3,194,325
Oil States International Inc.[a]	49,319	2,157,213
Schlumberger Ltd.	1,238,087	117,271,601
SEACOR Holdings Inc.[a]	24,114	2,103,223
Smith International Inc.	213,785	13,128,537
Superior Energy Services Inc.[a]	82,343	3,320,070
Tetra Technologies Inc.[a]	74,416	2,069,509
Tidewater Inc.	59,886	4,097,400
Weatherford International Ltd.[a]	352,355	19,495,802

		291,880,608

PACKAGING & CONTAINERS – 2.02%
Ball Corp.	105,164	5,391,758
Bemis Co. Inc.	115,301	3,397,921

Security	Shares	Value
Crown Holdings Inc.[a]	167,292	$4,108,692
Greif Inc. Class A	31,014	1,705,770
Owens-Illinois Inc.[a]	159,185	6,364,216
Packaging Corp. of America	93,720	2,391,734
Pactiv Corp. [a]	142,202	4,495,005
Sealed Air Corp.	174,084	4,743,789
Silgan Holdings Inc.	23,463	1,211,160
Sonoco Products Co.	107,257	3,933,114

		37,743,159

PIPELINES – 2.65%
El Paso Corp.	732,803	12,201,170
Spectra Energy Corp.	669,160	17,043,505
Williams Companies Inc. (The)	626,532	20,205,657

		49,450,332

TRANSPORTATION – 0.11%
Overseas Shipholding Group Inc.	25,087	1,946,500

		1,946,500

TOTAL COMMON STOCKS (Cost: $1,504,589,427)		1,865,575,839

SHORT-TERM INVESTMENTS – 0.77%

MONEY MARKET FUNDS – 0.77%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[c,d]	1,977,948	1,977,948
BGI Cash Premier Fund LLC 5.34%[c,d,e]	12,479,267	12,479,267

		14,457,215

TOTAL SHORT-TERM INVESTMENTS (Cost: $14,457,215)		14,457,215

TOTAL INVESTMENTS IN SECURITIES – 100.66% (Cost: $1,519,046,642)		1,880,033,054

Other Assets, Less Liabilities – (0.66)%		(12,354,008)

NET ASSETS – 100.00%		$1,867,679,046

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Schedule of Investments

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.19%
Catalina Marketing Corp.	270	$8,151
Donnelley (R.H.) Corp[a]	490	30,640
Getty Images Inc.[a]	304	13,659
Harte-Hanks Inc.	297	6,994
Interpublic Group of Companies Inc. (The)[a]	2,672	28,029
Omnicom Group Inc.	2,050	106,333
Publicis Groupe ADR	759	32,106

		225,912

AEROSPACE & DEFENSE – 1.49%
AAR Corp.[a]	240	7,159
Alliant Techsystems Inc.[a]	216	21,408
Armor Holdings Inc.[a]	289	25,426
Boeing Co. (The)	4,077	421,684
CAE Inc.	1,377	17,791
Curtiss-Wright Corp.	320	13,942
DRS Technologies Inc.	279	14,608
EDO Corp.	81	2,677
Esterline Technologies Corp.[a]	297	13,748
GenCorp Inc.[a]	404	4,775
General Dynamics Corp.	1,836	144,236
Goodrich Corp.	648	40,766
L-3 Communications Holdings Inc.	647	63,121
Lockheed Martin Corp.	1,861	183,271
Moog Inc. Class Aa	162	6,937
Northrop Grumman Corp.	1,889	143,753
Orbital Sciences Corp.[a]	383	8,116
Raytheon Co.	2,322	128,546
Rockwell Collins Inc.	918	63,067
Sequa Corp. Class Aa	82	13,538
Spirit AeroSystems Holdings Inc. Class Aa	285	10,345
Teledyne Technologies Inc.[a]	276	12,246
Triumph Group Inc.	162	12,346
United Industrial Corp.	177	11,179
United Technologies Corp.	5,183	378,204

		1,762,889

Security	Shares	Value
AGRICULTURE – 1.29%
Altria Group Inc.	11,717	$778,829
Archer-Daniels-Midland Co.	3,630	121,968
Bunge Ltd.	674	61,071
Carolina Group	670	50,779
Imperial Tobacco Group ADR	2,063	180,843
Monsanto Co.	3,055	196,895
Reynolds American Inc.	918	56,154
Tejon Ranch Co.[a]	156	6,189
Universal Corp.	243	13,416
UST Inc.	890	47,659
Vector Group Ltd.[b]	313	6,698

		1,520,501

AIRLINES – 0.26%
Air France-KLM ADR	1,217	54,887
AirTran Holdings Inc.[a]	980	9,643
AMR Corp.[a]	1,454	35,885
China Eastern Airlines Corp. Ltd. ADR[a,c]	240	11,530
China Southern Airlines Co. Ltd. SP ADR[a]	485	20,486
Continental Airlines Inc. Class Ba	718	22,624
Delta Air Lines Inc.[a]	1,582	28,191
ExpressJet Holdings Inc.[a]	872	4,561
LAN Airlines SA SP ADR	216	17,295
Southwest Airlines Co.	5,624	88,072
TAM SA ADR	344	9,322

		302,496

APPAREL – 0.36%
Benetton Group SpA SP ADR	220	7,330
Carter’s Inc.[a]	509	10,776
Coach Inc.[a]	2,052	93,284
Gildan Activewear Inc.[a]	644	22,044
Guess? Inc.	108	5,129
Hanesbrands Inc.[a]	548	16,993
Hartmarx Corp.[a]	493	4,215
Kellwood Co.	162	4,154
Liz Claiborne Inc.	757	26,601
Nike Inc. Class B	1,944	109,739
Oxford Industries Inc.	209	8,444
Phillips-Van Heusen Corp.	333	17,336

26	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Polo Ralph Lauren Corp.	297	$26,537
Quiksilver Inc.[a]	919	11,791
Stride Rite Corp.	216	4,400
VF Corp.	486	41,694
Wolverine World Wide Inc.	518	14,017

		424,484

AUTO MANUFACTURERS – 1.95%
DaimlerChrysler AG	5,539	502,664
Fiat SpA SP ADR	3,853	113,702
Ford Motor Co.[a]	10,965	93,312
General Motors Corp.	3,046	98,690
Honda Motor Co. Ltd. SP ADR	10,566	380,587
Oshkosh Truck Corp.	461	26,392
Tata Motors Ltd. SP ADR	1,635	28,040
Toyota Motor Corp. SP ADR	8,735	1,053,703

		2,297,090

AUTO PARTS & EQUIPMENT – 0.30%
American Axle & Manufacturing Holdings Inc.	838	20,280
ArvinMeritor Inc.	648	12,850
Autoliv Inc.	540	30,202
BorgWarner Inc.	324	28,010
Goodyear Tire & Rubber Co. (The)[a]	1,371	39,375
Johnson Controls Inc.	1,053	119,147
Magna International Inc. Class A	632	55,433
Modine Manufacturing Co.	194	4,966
Superior Industries International Inc.[b]	378	6,993
Tenneco Inc.[a]	326	11,508
TRW Automotive Holdings Corp.[a]	275	9,039
Visteon Corp.[a]	1,890	12,134

		349,937

BANKS – 10.32%
ABN AMRO Holding NV SP ADR	10,503	523,049
Allied Irish Banks PLC SP ADR	2,651	138,462
Banco Bilbao Vizcaya Argentaria SA SP ADR	21,352	521,416
Banco de Chile ADR	304	15,182
Banco Latinoamericano de Exportaciones SA	593	11,030
Banco Santander Central Hispano SA SP ADR	36,962	687,493

Security	Shares	Value
Banco Santander Chile SA ADR	351	$16,736
BancorpSouth Inc.	654	15,271
Bank of America Corp.	26,435	1,253,548
Bank of Hawaii Corp.	297	14,262
Bank of Ireland SP ADR	1,598	119,850
Bank of Montreal	2,887	180,466
Bank of New York Mellon Corp. (The)	6,882	292,829
Bank of Nova Scotia	5,616	261,256
Barclays PLC SP ADR[d]	9,694	542,767
BB&T Corp.	3,731	139,614
Canadian Imperial Bank of Commerce	1,944	169,167
Chittenden Corp.	531	17,762
City National Corp.	243	17,202
Colonial BancGroup Inc. (The)	1,109	24,187
Comerica Inc.	891	46,920
Commerce Bancorp Inc.	1,999	66,867
Community Bank System Inc.	432	7,772
Credicorp Ltd.	189	12,160
Credit Suisse Group PLC SP ADR	6,131	395,695
Cullen/Frost Bankers Inc.	430	21,358
Deutsche Bank AG	3,061	417,153
Discover Financial Services LLC[a]	2,982	68,735
F.N.B. Corp. (Pennsylvania)	270	4,053
First BanCorp (Puerto Rico)	481	4,425
First Horizon National Corp.	1,391	44,123
First Republic Bank	232	12,702
HDFC Bank Ltd. ADR	540	46,769
HSBC Holdings PLC SP ADR	13,564	1,263,622
ICICI Bank Ltd. SP ADR	1,981	87,798
KeyCorp	2,784	96,577
Kookmin Bank SP ADR	2,096	179,816
Lloyds TSB Group PLC SP ADR	8,443	381,961
M&T Bank Corp.	691	73,446
Marshall & Ilsley Corp.	1,607	66,224
Mizuho Financial Group Inc. ADR	33,443	471,546
National Bank of Greece SA ADR	12,711	150,371
National City Corp.	4,495	132,108
PNC Financial Services Group Inc. (The)	2,163	144,164
Regions Financial Corp.	4,774	143,554
Royal Bank of Canada	7,290	372,082
Santander BanCorp	863	10,227

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
State Street Corp.	2,303	$154,370
SunTrust Banks Inc.	2,143	167,797
Synovus Financial Corp.	1,753	49,014
TCF Financial Corp.	977	24,024
Toronto-Dominion Bank	4,044	259,301
U.S. Bancorp	10,412	311,839
UnionBanCal Corp.	732	40,450
Valley National Bancorp	1,303	27,585
Wachovia Corp.	11,749	554,670
Webster Financial Corp.	427	18,557
Wells Fargo & Co.	18,569	627,075
Westpac Banking Corp. SP ADR	2,187	241,773
Wilmington Trust Corp.	550	21,417

		12,181,649

BEVERAGES – 1.70%
Anheuser-Busch Companies Inc.	4,236	206,590
Brown-Forman Corp. Class B	324	21,527
Coca-Cola Co. (The)	12,009	625,789
Coca-Cola Enterprises Inc.	1,323	29,979
Coca-Cola FEMSA SAB de CV SP ADR	192	8,723
Coca-Cola Hellenic Bottling Co. SA ADR	651	29,158
Compania Cervecerias Unidas ADR	383	14,228
Constellation Brands Inc. Class Aa	1,506	33,027
Cott Corp.[a]	351	4,321
Diageo PLC SP ADR	3,800	310,384
Embotelladora Andina SA Class A ADR	324	5,978
Embotelladora Andina SA Class B ADR	593	11,682
Molson Coors Brewing Co. Class B	438	38,956
Pepsi Bottling Group Inc.	918	30,716
PepsiAmericas Inc.	459	12,701
PepsiCo Inc.	9,388	616,041
Vina Concha y Toro SA SP ADR	220	10,670

		2,010,470

BIOTECHNOLOGY – 0.22%
Celera Group[a]	864	10,385
Charles River Laboratories International Inc[a]	459	23,492
Enzo Biochem Inc.[a]	592	7,566
Genentech Inc.[a]	2,689	200,008
Millipore Corp.[a]	294	23,111

		264,562

Security	Shares	Value
BUILDING MATERIALS – 0.75%
American Standard Companies Inc.	972	$52,537
Cemex SAB de CV SP ADR[a]	4,150	134,211
Comfort Systems USA Inc.	516	6,677
CRH PLC SP ADR	2,933	131,604
Eagle Materials Inc.	353	15,437
Florida Rock Industries Inc.	374	23,753
Goodman Global Inc.[a]	490	11,819
Hanson PLC SP ADR	945	104,394
Lafarge SA SP ADR	3,594	152,098
Lennox International Inc.	326	12,486
Martin Marietta Materials Inc.	270	36,990
Masco Corp.	2,647	72,025
NCI Building Systems Inc.[a]	158	7,641
Owens Corning[a]	517	15,732
Rinker Group Ltd. ADR[c]	1,080	85,860
Simpson Manufacturing Co. Inc.[b]	216	7,307
Texas Industries Inc.	192	15,132
Trex Co. Inc.[a,b]	270	4,509

		890,212

CHEMICALS – 2.10%
Agrium Inc.	702	29,428
Air Products and Chemicals Inc.	1,188	102,608
Airgas Inc.	351	16,392
Albemarle Corp.	378	15,207
Arch Chemicals Inc.	135	4,776
Ashland Inc.	378	23,081
BASF AG SP ADR	2,940	380,583
Bayer AG ADR	4,393	310,893
Cabot Corp.	351	14,173
Celanese Corp. Class A	549	20,587
Chemtura Corp.	1,807	18,847
Cytec Industries Inc.	189	12,661
Dow Chemical Co. (The)	5,648	245,575
Du Pont (E.I.) de Nemours and Co.	5,308	248,043
Eastman Chemical Co.	432	29,730
Ecolab Inc.	1,026	43,205
Ferro Corp.	216	4,828
FMC Corp.	189	16,846
Fuller (H.B.) Co.	324	8,952
Georgia Gulf Corp.	564	9,131

28	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Grace (W.R.) & Co.[a]	510	$10,531
Hercules Inc.[a]	567	11,771
Huntsman Corp.	621	15,811
International Flavors & Fragrances Inc.	567	28,412
Lubrizol Corp.	389	24,375
Lyondell Chemical Co.	1,322	59,358
Minerals Technologies Inc.	108	6,984
Mosaic Co. (The)[a]	788	29,597
Nova Chemicals Corp.	486	18,546
Olin Corp.	378	7,889
OM Group Inc.[a]	294	14,241
PolyOne Corp.[a]	1,073	8,069
Potash Corp. of Saskatchewan	1,860	150,176
PPG Industries Inc.	945	72,075
Praxair Inc.	1,754	134,391
Rhodia SA SP ADR[a]	714	32,930
Rohm & Haas Co.	810	45,781
RPM International Inc.	648	15,234
Sensient Technologies Corp.	668	16,967
Sherwin-Williams Co. (The)	674	46,971
Sinopec Shanghai Petrochemical Co. Ltd. SP ADR	135	8,404
Sociedad Quimica y Minera de Chile SA SP ADR	87	14,230
Spartech Corp.	162	3,572
Syngenta AG ADR	2,835	106,851
Terra Industries Inc.[a]	197	4,832
Tronox Inc. Class B	452	5,560
Valspar Corp. (The)	828	22,845
Westlake Chemical Corp.	191	4,771

		2,476,720

COAL – 0.16%
Alpha Natural Resources Inc.[a]	625	11,156
Arch Coal Inc.	1,008	30,129
CONSOL Energy Inc.	1,026	42,733
Foundation Coal Holdings Inc.	265	9,235
Massey Energy Co.	694	14,817
Peabody Energy Corp.	1,597	67,489
Yanzhou Coal Mining Co. Ltd. SP ADR	163	14,520

		190,079

Security	Shares	Value
COMMERCIAL SERVICES – 0.99%
Aaron Rents Inc.	216	$4,994
ABM Industries Inc.	216	5,435
Accenture Ltd.	3,190	134,395
Advance America Cash Advance Centers Inc.	283	4,152
Alliance Data Systems Corp.[a]	379	29,107
AMN Healthcare Services Inc.[a]	233	5,003
Arbitron Inc.	276	13,745
Avis Budget Group Inc.[a]	366	9,395
BearingPoint Inc.[a]	2,116	13,796
Block (H & R) Inc.	1,993	39,760
Bowne & Co. Inc.	348	6,034
Chemed Corp.	294	18,604
ChoicePoint Inc.[a]	486	18,828
Consolidated Graphics Inc.[a]	109	7,184
Convergys Corp.[a]	783	14,916
Corrections Corp. of America[a]	812	23,426
DeVry Inc.	568	18,403
Dollar Thrifty Automotive Group Inc.[a]	135	4,984
Donnelley (R.R.) & Sons Co.	1,188	50,205
Equifax Inc.	783	31,680
FTI Consulting Inc.[a]	243	9,970
Gartner Inc.[a]	459	9,607
Geo Group Inc. (The)[a]	460	12,724
Global Cash Access Inc.[a]	313	4,276
HealthSpring Inc.[a]	547	9,354
Hertz Global Holdings Inc.[a]	812	18,181
Hewitt Associates Inc. Class Aa	522	15,618
Interactive Data Corp.	189	5,169
Iron Mountain Inc.[a]	972	26,040
ITT Educational Services Inc.[a]	243	25,675
Jackson Hewitt Tax Service Inc.	168	4,570
Korn/Ferry International[a]	189	4,466
Labor Ready Inc.[a]	622	14,654
Landauer Inc.	54	2,570
Live Nation Inc.[a]	375	7,447
Manpower Inc.	486	38,418
MAXIMUS Inc.	192	8,024

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
McKesson Corp.	1,697	$98,019
Midas Inc.[a]	190	3,452
Moody’s Corp.	1,409	75,804
MPS Group Inc.[a]	594	7,918
Navigant Consulting Inc.[a]	243	3,827
New Oriental Education & Technology Group Inc. ADR[a]	89	4,608
PHH Corp.[a]	296	8,625
Pre-Paid Legal Services Inc.[a,b]	82	4,321
Quanta Services Inc.[a]	1,000	28,430
Quebecor World Inc.	838	9,687
Robert Half International Inc.	1,107	37,627
Rollins Inc.	215	5,117
SAIC Inc.[a]	301	5,045
Service Corp. International	1,674	20,289
Sotheby’s Holdings Inc. Class A	413	17,656
Spherion Corp.[a]	901	7,956
United Rentals Inc.[a]	702	22,562
Viad Corp.	135	4,853
Volt Information Sciences Inc.[a]	558	8,694
Watson Wyatt Worldwide Inc.	303	13,499
Weight Watchers International Inc.	243	11,790
Western Union Co.	4,690	93,565

		1,164,153

COMPUTERS – 2.16%
Affiliated Computer Services Inc. Class Aa	675	36,220
BISYS Group Inc. (The)[a]	1,718	20,564
Ceridian Corp.[a]	837	28,374
CGI Group Inc.[a]	1,890	19,524
CIBER Inc.[a]	588	4,463
Computer Sciences Corp.[a]	1,026	57,128
Diebold Inc.	486	24,626
DST Systems Inc.[a]	404	30,651
Electronic Data Systems Corp.	2,886	77,893
EMC Corp.[a]	13,473	249,385
FactSet Research Systems Inc.	215	14,188
Gateway Inc.[a]	3,195	4,537
Hewlett-Packard Co.	15,609	718,482
International Business Machines Corp.	8,543	945,283

Security	Shares	Value
NCR Corp.[a]	1,080	$56,398
Perot Systems Corp. Class Aa	405	6,164
Quantum Corp.[a]	3,100	8,773
Seagate Technology	3,363	79,064
TDK Corp. SP ADR	729	61,980
Thomson Corp.	1,053	43,815
Tyler Technologies Inc.[a]	435	5,233
Unisys Corp.[a]	1,648	13,332
Western Digital Corp.[a]	1,781	38,024

		2,544,101

COSMETICS & PERSONAL CARE – 1.21%
Avon Products Inc.	2,523	90,853
Colgate-Palmolive Co.	2,915	192,390
Estee Lauder Companies Inc. (The) Class A	753	33,900
Procter & Gamble Co.	18,014	1,114,346

		1,431,489

DISTRIBUTION & WHOLESALE – 0.20%
Building Materials Holding Corp.	637	8,848
Corporate Express NV SP ADR	1,128	15,510
Genuine Parts Co.	972	46,248
Grainger (W.W.) Inc.	459	40,098
Ingram Micro Inc. Class Aa	675	13,534
Owens & Minor Inc.	216	8,305
Watsco Inc.	207	10,331
WESCO International Inc.[a]	322	17,243
Wolseley PLC ADR	3,240	71,636

		231,753

DIVERSIFIED FINANCIAL SERVICES – 5.88%
Affiliated Managers Group Inc.[a]	189	21,357
American Express Co.	6,128	358,733
AmeriCredit Corp.[a]	1,070	21,764
Ameriprise Financial Inc.	1,217	73,349
Bear Stearns Companies Inc. (The)	793	96,127
BlackRock Inc.	140	22,330
Capital One Financial Corp.	2,692	190,486
CIT Group Inc.	1,188	48,922
Citigroup Inc.	28,925	1,347,037
CME Group Inc.	258	142,545
Doral Financial Corp.[a,b]	9,886	11,369
Eaton Vance Corp.	843	35,288

30	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Edwards (A.G.) Inc.	459	$37,115
Federal Home Loan Mortgage Corp.	3,917	224,327
Federal National Mortgage Association	5,536	331,274
Federated Investors Inc. Class B	540	19,445
Financial Federal Corp.	294	8,335
First Marblehead Corp. (The)	451	14,865
Franklin Resources Inc.	934	118,964
Friedman, Billings, Ramsey Group Inc. Class A	4,290	21,107
GAMCO Investors Inc. Class A	216	11,219
Goldman Sachs Group Inc. (The)	2,095	394,572
IntercontinentalExchange Inc.[a]	357	53,953
International Securities Exchange Holdings Inc.	116	7,621
INVESCO PLC SP ADR	2,726	68,668
Investment Technology Group Inc.[a]	506	20,220
Janus Capital Group Inc.	1,350	40,581
Jefferies Group Inc.	995	26,139
JPMorgan Chase & Co.	20,438	899,476
Lazard Ltd. Class A	434	16,071
Legg Mason Inc.	840	75,600
Lehman Brothers Holdings Inc.	3,224	199,888
Merrill Lynch & Co. Inc.	4,990	370,258
Morgan Stanley	5,508	351,796
National Financial Partners Corp.	273	12,656
Nomura Holdings Inc. ADR	11,497	218,098
Nuveen Investments Inc. Class A	406	24,823
NYMEX Holdings Inc.	220	27,390
Petrobras Energia Participaciones SA SP ADR[a]	1,032	11,342
Raymond James Financial Inc.	486	14,906
Ritchie Bros. Auctioneers Inc.	212	13,822
Shinhan Financial Group Co. Ltd. ADR	1,089	147,897
SLM Corp.	2,429	119,434
Student Loan Corp. (The)	27	5,022
SWS Group Inc.	275	4,854
UBS AG	11,206	617,114
Waddell & Reed Financial Inc. Class A	773	19,487
Woori Finance Holdings Co. Ltd. ADR	296	22,825

		6,940,471

Security	Shares	Value
ELECTRIC – 3.73%
AES Corp. (The)[a]	3,887	$76,380
Allegheny Energy Inc.[a]	973	50,820
ALLETE Inc.	324	14,204
Alliant Energy Corp.	700	25,865
Ameren Corp.	1,192	57,192
American Electric Power Co. Inc.	2,187	95,113
Aquila Inc.[a]	2,856	10,796
Avista Corp.	430	8,523
Black Hills Corp.	215	8,019
CenterPoint Energy Inc.	1,512	24,918
Central Vermont Public Service Corp.	319	10,846
CH Energy Group Inc.	269	11,930
Cleco Corp.	431	10,236
CMS Energy Corp.	1,296	20,943
Consolidated Edison Inc.	1,372	59,929
Constellation Energy Group Inc.	999	83,716
Dominion Resources Inc.	1,893	159,428
DPL Inc.	890	23,656
DTE Energy Co.	945	43,829
Duke Energy Corp.	6,749	114,935
Dynegy Inc. Class Aa	3,316	29,546
E.ON AG SP ADR	11,693	611,895
Edison International	1,655	87,533
El Paso Electric Co.[a]	403	9,378
Empire District Electric Co. (The)	562	12,190
Empresa Nacional de Electricidad SA SP ADR	912	39,991
Endesa SA SP ADR	4,032	217,728
Enel SpA SP ADR	4,782	246,034
Energy East Corp.	810	20,501
Enersis SA SP ADR	1,676	29,699
Entergy Corp.	1,185	118,453
Exelon Corp.	3,749	262,992
FirstEnergy Corp.	1,771	107,588
FPL Group Inc.	2,076	119,847
Great Plains Energy Inc.	594	16,489
Hawaiian Electric Industries Inc.	432	9,854
Huaneng Power International Inc. SP ADR	676	30,271
IDACORP Inc.	326	10,093

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Integrys Energy Group Inc.	442	$21,875
Korea Electric Power Corp. SP ADR	3,047	72,305
MDU Resources Group Inc.	891	24,289
Mirant Corp.[a]	1,261	47,704
National Grid PLC SP ADR	2,998	213,098
Northeast Utilities	1,052	28,762
NRG Energy Inc.[a]	1,259	48,534
NSTAR	679	21,355
OGE Energy Corp.	596	19,757
Pepco Holdings Inc.	1,162	31,455
PG&E Corp.	2,187	93,625
Pinnacle West Capital Corp.	513	19,227
PNM Resources Inc.	324	8,369
PPL Corp.	2,160	101,822
Progress Energy Inc.	1,377	60,120
Public Service Enterprise Group Inc.	1,403	120,868
Puget Energy Inc.	653	15,117
Reliant Energy Inc.[a]	2,135	54,827
SCANA Corp.	648	24,222
Sierra Pacific Resources Corp.[a]	1,247	19,815
Southern Co. (The)	3,923	131,970
TECO Energy Inc.	1,053	16,995
TransAlta Corp.	1,536	43,976
TXU Corp.	2,567	167,497
UIL Holdings Corp.	374	11,063
UniSource Energy Corp.	299	9,099
Westar Energy Inc.	543	12,500
Wisconsin Energy Corp.	703	30,180
Xcel Energy Inc.	2,214	44,944

		4,406,730

ELECTRICAL COMPONENTS & EQUIPMENT – 0.42%
AMETEK Inc.	567	22,124
Belden Inc.	270	14,791
C&D Technologies Inc.[a]	901	4,343
Emerson Electric Co.	4,590	216,051
Energizer Holdings Inc.[a]	459	46,313
General Cable Corp.[a]	428	34,026
GrafTech International Ltd.[a]	330	5,112
Hitachi Ltd. SP ADR	1,862	132,388
Hubbell Inc. Class B	270	15,565

		490,713

Security	Shares	Value
ELECTRONICS – 1.03%
Advantest Corp. ADR	1,187	$46,151
Agilent Technologies Inc.[a]	2,565	97,855
Amphenol Corp. Class A	864	29,601
Applied Biosystems Group	1,161	36,246
Arrow Electronics Inc.[a]	621	23,735
AU Optronics Corp. SP ADR	3,672	62,130
Avnet Inc.[a]	819	31,024
AVX Corp.	429	6,860
Benchmark Electronics Inc.[a]	616	13,675
Brady Corp. Class A	404	14,136
Celestica Inc.[a]	3,799	22,452
Checkpoint Systems Inc.[a]	191	4,406
CTS Corp.	323	4,115
Epcos AG SP ADR	564	11,500
KEMET Corp.[a]	1,460	10,278
Koninklijke Philips Electronics NV NYS	6,688	270,195
Kyocera Corp. SP ADR	971	93,313
LG.Philips LCD Co. Ltd. ADR[a]	1,171	27,062
Mettler-Toledo International Inc.[a]	243	23,124
Park Electrochemical Corp.	187	5,545
PerkinElmer Inc.	648	18,034
Solectron Corp.[a]	8,903	33,475
Technitrol Inc.	304	7,904
Tektronix Inc.	459	15,078
Thermo Fisher Scientific Inc.[a]	2,329	121,597
Thomas & Betts Corp.[a]	324	20,023
Tyco Electronics Ltd.[a]	2,802	100,368
Vishay Intertechnology Inc.[a]	1,380	21,404
Waters Corp.[a]	675	39,325
Watts Water Technologies Inc. Class A	303	10,578

		1,221,189

ENERGY - ALTERNATE SOURCES – 0.07%
Aventine Renewable
Energy Holdings Inc.[a]	1,207	19,481
Headwaters Inc.[a]	997	16,082
LDK Solar Co. Ltd. SP ADR[a]	129	5,779
Suntech Power Holdings Co. Ltd. ADR[a]	626	25,247
VeraSun Energy Corp.[a]	1,115	15,833

		82,422

32	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
ENGINEERING & CONSTRUCTION – 0.56%
ABB Ltd. SP ADR	12,868	$309,733
AECOM Technology Corp.[a]	414	10,743
Chicago Bridge & Iron Co. NV NYS	540	21,924
Dycom Industries Inc.[a]	400	11,180
EMCOR Group Inc.[a]	430	15,437
Empresas ICA Sociedad Controladora SA de CV SP ADR[a]	265	20,061
Fluor Corp.	486	56,138
Granite Construction Inc.	247	16,053
Grupo Aeroportuario del Sureste SA de CV ADR[b]	386	20,292
Jacobs Engineering Group Inc.[a]	698	43,018
KBR Inc.[a]	1,102	35,363
McDermott International Inc.[a]	652	54,077
Shaw Group Inc. (The)[a]	430	22,885
URS Corp.[a]	374	18,423

		655,327

ENTERTAINMENT – 0.10%
DreamWorks Animation
SKG Inc. Class Aa	243	7,533
International Game Technology Inc.	1,944	68,662
Pinnacle Entertainment Inc.[a]	296	7,847
Regal Entertainment Group Class A	216	4,620
Speedway Motorsports Inc.	164	6,063
Vail Resorts Inc.[a]	215	11,513
Warner Music Group Corp.	1,280	15,859

		122,097

ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.[a]	1,896	24,402
Mine Safety Appliances Co.	188	8,582
Nalco Holding Co.	686	15,805
Republic Services Inc.	1,010	32,270
Waste Connections Inc.[a]	543	16,833
Waste Management Inc.	3,187	121,202

		219,094

FOOD – 1.88%
Cadbury Schweppes PLC SP ADR	2,944	146,405
Campbell Soup Co.	1,431	52,704
ConAgra Foods Inc.	2,997	75,974
Corn Products International Inc.	378	16,866

Security	Shares	Value
Del Monte Foods Co.	1,107	$12,841
Distribucion y Servicio D&S SA ADR	412	13,122
Flowers Foods Inc.	564	11,562
General Mills Inc.	1,944	108,125
Gruma SAB de CV SP ADR	189	2,835
Heinz (H.J.) Co.	1,864	81,569
Hershey Co. (The)	972	44,809
Hormel Foods Corp.	405	13,940
Kellogg Co.	1,114	57,716
Koninklijke Ahold NV SP ADR[a]	9,053	114,611
Kraft Foods Inc.	9,304	304,706
Kroger Co.	3,866	100,361
McCormick & Co. Inc. NVS	675	23,058
Pilgrim’s Pride Corp.	265	8,925
Ralcorp Holdings Inc.[a]	162	8,418
Ruddick Corp.	216	6,005
Safeway Inc.	2,457	78,305
Sara Lee Corp.	4,401	69,756
Smithfield Foods Inc.[a]	675	20,966
Smucker (J.M.) Co. (The)	402	22,436
SUPERVALU Inc.	1,080	45,004
Sysco Corp.	3,563	113,588
Tootsie Roll Industries Inc.	139	3,479
TreeHouse Foods Inc.[a]	378	8,471
Tyson Foods Inc. Class A	1,296	27,605
Unilever NV NYS	9,875	298,818
Unilever PLC SP ADR	7,441	232,085
Weis Markets Inc.	54	2,122
Wimm-Bill-Dann Foods OJSC ADR	190	17,860
Wrigley (William Jr.) Co.	1,303	75,157

		2,220,204

FOREST PRODUCTS & PAPER – 0.49%
Abitibi-Consolidated Inc.[a]	5,959	14,123
Bowater Inc.[b]	701	13,754
Buckeye Technologies Inc.[a]	189	2,897
Deltic Timber Corp.	189	9,826
Domtar Corp.[a]	2,367	22,510
Glatfelter Co.	521	6,997
International Paper Co.	2,672	99,051
MeadWestvaco Corp.	1,350	43,929
Neenah Paper Inc.	81	3,137

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Plum Creek Timber Co. Inc.	1,026	$39,870
Pope & Talbot Inc.[a]	1,347	3,543
Potlatch Corp.	373	16,296
Rayonier Inc.	405	17,148
Rock-Tenn Co. Class A	135	4,147
Sappi Ltd. SP ADR	1,161	18,878
Schweitzer-Mauduit International Inc.	81	1,849
Stora Enso OYJ SP ADR	3,564	61,051
Temple-Inland Inc.	594	34,529
UPM-Kymmene OYJ SP ADR	2,916	64,677
Weyerhaeuser Co.	1,328	94,607

		572,819

GAS – 0.25%
AGL Resources Inc.	324	12,215
Atmos Energy Corp.	407	11,424
Energen Corp.	378	20,000
KeySpan Corp.	891	37,021
Laclede Group Inc. (The)	186	5,496
New Jersey Resources Corp.	350	16,450
Nicor Inc.	162	6,384
NiSource Inc.	1,458	27,804
Northwest Natural Gas Co.	405	16,876
Piedmont Natural Gas Co.	378	8,766
Sempra Energy	1,189	62,684
South Jersey Industries Inc.	430	14,091
Southern Union Co.	596	18,404
Southwest Gas Corp.	324	10,070
UGI Corp.	540	13,937
Vectren Corp.	432	10,787
WGL Holdings Inc.	270	8,084

		300,493

HAND & MACHINE TOOLS – 0.09%
Baldor Electric Co.	162	7,394
Black & Decker Corp.	432	37,398
Kennametal Inc.	189	14,489
Regal-Beloit Corp.	104	5,275
Snap-On Inc.	297	15,542
Stanley Works (The)	459	25,396

		105,494

HEALTH CARE - PRODUCTS – 2.10%
Alcon Inc.	454	61,971
Bard (C.R.) Inc.	594	46,611

Security	Shares	Value
Bausch & Lomb Inc.	292	$18,668
Baxter International Inc.	3,513	184,784
Beckman Coulter Inc.	351	24,858
Becton, Dickinson and Co.	1,296	98,963
Boston Scientific Corp.[a]	8,453	111,157
Cantel Medical Corp.[a]	104	1,506
Cooper Companies Inc.	293	14,688
DJO Inc.[a]	108	5,128
Edwards Lifesciences Corp.[a]	324	14,891
Fresenius Medical Care AG & Co. KGaA ADR	1,031	48,560
Haemonetics Corp.[a]	135	6,672
Hillenbrand Industries Inc.	344	21,686
Invacare Corp.	303	6,227
Johnson & Johnson	16,439	994,560
Kinetic Concepts Inc.[a]	357	21,948
Luxottica Group SpA SP ADR	1,021	36,797
Medtronic Inc.	6,646	336,753
Mindray Medical International Ltd. ADR	172	5,332
Oakley Inc.	135	3,807
ResMed Inc.[a]	500	21,490
Smith & Nephew PLC SP ADR	1,144	68,377
St. Jude Medical Inc.[a]	2,002	86,366
Steris Corp.	378	10,338
Stryker Corp.	1,565	97,703
Symmetry Medical Inc.[a]	313	4,673
West Pharmaceutical Services Inc.	292	13,514
Zimmer Holdings Inc.[a]	1,413	109,875

		2,477,903

HEALTH CARE - SERVICES – 1.11%
Aetna Inc.	3,270	157,189
Assisted Living Concepts Inc.[a]	404	3,636
Centene Corp.[a]	318	6,872
Community Health Systems Inc.[a]	757	29,447
Covance Inc.[a]	448	31,615
Coventry Health Care Inc.[a]	990	55,252
DaVita Inc.[a]	651	34,464
Health Management Associates Inc. Class A	1,350	10,881
Health Net Inc.[a]	621	30,764

34	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
HealthSouth Corp.[a]	291	$4,598
Humana Inc.[a]	891	57,104
Laboratory Corp. of America Holdings[a]	676	49,923
Manor Care Inc.	486	30,788
MDS Inc.	1,131	21,591
Molina Healthcare Inc.[a]	81	2,543
Pediatrix Medical Group Inc.[a]	375	20,235
Quest Diagnostics Inc.	864	47,926
Sierra Health Services Inc.[a]	374	15,199
Sunrise Senior Living Inc.[a]	368	14,632
Tenet Healthcare Corp.[a]	3,143	16,281
UnitedHealth Group Inc.	7,664	371,168
Universal Health Services Inc. Class B	371	19,455
WellPoint Inc.[a]	3,645	273,812

		1,305,375

HOLDING COMPANIES - DIVERSIFIED – 0.62%
Berkshire Hathaway Inc. Class Ba	184	663,136
Leucadia National Corp.	864	32,486
Tomkins PLC SP ADR	1,343	24,510
Walter Industries Inc.	502	12,550

		732,682

HOME BUILDERS – 0.08%
Champion Enterprises Inc.[a]	1,696	19,877
Fleetwood Enterprises Inc.[a]	1,347	12,743
Lennar Corp. Class B	315	9,233
Levitt Corp. Class A	952	7,768
M/I Homes Inc.	198	4,861
Monaco Coach Corp.	485	6,766
Ryland Group Inc.	492	16,359
Thor Industries Inc.	329	13,496
Winnebago Industries Inc.[b]	321	8,661

		99,764

HOME FURNISHINGS – 0.58%
Furniture Brands International Inc.	1,451	15,990
Harman International Industries Inc.	378	43,848
Matsushita Electric Industrial Co. Ltd. SP ADR	13,130	239,623
Sony Corp. SP ADR	5,838	307,896

Security	Shares	Value
Thomson SA SP ADR	1,845	$30,221
Whirlpool Corp.	477	48,706

		686,284

HOUSEHOLD PRODUCTS & WARES – 0.36%
ACCO Brands Corp.[a]	486	10,050
American Greetings Corp. Class A	351	8,680
Avery Dennison Corp.	540	33,124
Blyth Inc.	189	4,218
Church & Dwight Co. Inc.	511	25,070
Clorox Co. (The)	892	53,930
Ennis Inc.	270	5,449
Fortune Brands Inc.	810	65,853
Jarden Corp.[a]	431	15,572
Kimberly-Clark Corp.	2,589	174,162
Playtex Products Inc.[a]	216	3,869
Scotts Miracle-Gro Co. (The) Class A	216	8,854
Tupperware Brands Corp.	434	11,288

		420,119

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	1,539	40,707
Toro Co. (The)	270	15,179

		55,886

INSURANCE – 5.47%
ACE Ltd.	1,696	97,893
Aegon NV ADR	9,250	167,240
AFLAC Inc.	2,781	144,946
Alleghany Corp.[a]	43	18,060
Allianz SE ADR	26,225	555,970
Allstate Corp. (The)	3,673	195,220
Ambac Financial Group Inc.	680	45,662
American Financial Group Inc.	484	13,596
American International Group Inc.	13,258	850,898
Aon Corp.	1,539	61,622
Aspen Insurance Holdings Ltd.	547	13,374
Assurant Inc.	571	28,961
Assured Guaranty Ltd.	405	9,858
AXA SP ADR	10,359	405,658
Axis Capital Holdings Ltd.	675	24,874
Berkley (W.R.) Corp.	1,081	31,803
China Life Insurance Co. Ltd. ADR	2,899	187,507
Chubb Corp.	2,366	119,270

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
CIGNA Corp.	2,002	$103,383
CNA Financial Corp.	291	12,082
Commerce Group Inc.	512	14,710
Conseco Inc.[a]	1,286	23,392
Converium Holding AG ADR	536	4,315
Delphi Financial Group Inc. Class A	383	15,385
Endurance Specialty Holdings Ltd.	325	12,155
Everest Re Group Ltd.	297	29,180
Fairfax Financial Holdings Ltd.	125	24,188
FBL Financial Group Inc. Class A	307	10,803
Fidelity National Financial Inc.	1,693	35,367
First American Corp.	491	22,728
Gallagher (ArthurJ.) & Co.	513	14,149
Genworth Financial Inc. Class A	2,344	71,539
Hanover Insurance Group Inc. (The)	433	19,004
Hartford Financial Services Group Inc. (The)	1,704	156,546
HCC Insurance Holdings Inc.	571	16,719
Hilb, Rogal & Hobbs Co.	279	12,081
Horace Mann Educators Corp.	243	4,333
ING Groep NV SP ADR	12,305	519,025
Kingsway Financial Services Inc.	324	5,919
KMG America Corp.[a]	1,038	4,858
LandAmerica Financial Group Inc.	188	14,399
Lincoln National Corp.	1,649	99,468
Loews Corp.	2,589	122,719
Manulife Financial Corp.	8,993	328,604
Markel Corp.[a]	65	30,258
Marsh & McLennan Companies Inc.	3,167	87,251
MBIA Inc.	998	55,988
Mercury General Corp.	243	12,583
MetLife Inc.	2,535	152,658
Montpelier Re Holdings Ltd.	1,084	17,181
Nationwide Financial Services Inc.	324	18,439
Old Republic International Corp.	1,185	21,757
PartnerRe Ltd.	297	21,096
Phoenix Companies Inc.	513	7,074
Platinum Underwriters Holdings Ltd.	520	17,264
PMI Group Inc. (The)	863	29,402
Primus Guaranty Ltd.[a]	954	9,063
Principal Financial Group Inc.	1,674	94,397
ProAssurance Corp.[a]	214	10,567

Security	Shares	Value
Protective Life Corp.	351	$15,100
Prudential Financial Inc.	2,754	244,087
Prudential PLC ADR	6,999	202,621
Reinsurance Group of America Inc.	236	12,581
RenaissanceRe Holdings Ltd.	412	23,690
RLI Corp.	108	6,264
SAFECO Corp.	576	33,679
Scottish Re Group Ltd.[a]	2,689	11,025
Security Capital Assurance Ltd.	172	3,987
StanCorp Financial Group Inc.	324	15,215
Stewart Information Services Corp.	224	8,172
Sun Life Financial Services of Canada Inc.	3,267	155,640
Torchmark Corp.	565	34,770
Transatlantic Holdings Inc.	217	15,874
Travelers Companies Inc. (The)	3,940	200,073
21st Century Insurance Group	135	2,957
Unitrin Inc.	243	10,298
Unum Group	2,097	50,957
White Mountains Insurance Group Ltd.	53	29,124
Willis Group Holdings Ltd.	810	32,878
XL Capital Ltd. Class A	1,030	80,196
Zenith National Insurance Corp.	278	11,220

		6,454,849

INTERNET – 0.03%
McAfee Inc.[a]	891	31,951

		31,951

IRON & STEEL – 0.78%
AK Steel Holding Corp.[a]	1,188	47,484
Allegheny Technologies Inc.	541	56,767
Arcelor Mittal Class A ADR	4,409	269,037
Carpenter Technology Corp.	162	19,228
Cleveland-Cliffs Inc.	322	22,305
Companhia Siderurgica Nacional SA SP ADR	864	49,818
Nucor Corp.	1,618	81,224
POSCO ADR	1,881	267,948
Reliance Steel & Aluminum Co.	427	22,435
Ryerson Inc.	326	10,461
United States Steel Corp.	701	68,901

		915,608

36	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
LEISURE TIME – 0.21%
Carnival Corp.	2,319	$102,755
Harley-Davidson Inc.	1,576	90,336
K2 Inc.[a]	560	8,182
Polaris Industries Inc.[b]	243	11,994
Royal Caribbean Cruises Ltd.	702	27,048
WMS Industries Inc.[a]	443	11,558

		251,873

LODGING – 0.51%
Boyd Gaming Corp.	295	13,010
Choice Hotels International Inc.	216	7,815
Gaylord Entertainment Co.[a]	297	14,844
Harrah’s Entertainment Inc.	971	82,234
Hilton Hotels Corp.	2,106	93,106
InterContinental Hotels Group PLC SP ADR	1,964	44,917
Las Vegas Sands Corp.[a]	705	61,511
Marcus Corp.	108	2,125
Marriott International Inc. Class A	2,052	85,261
MGM MIRAGE[a]	702	51,323
Orient-Express Hotels Ltd.	269	12,495
Starwood Hotels & Resorts Worldwide Inc.	1,162	73,160
Station Casinos Inc.	297	25,699
Wyndham Worldwide Corp.[a]	1,155	38,866

		606,366

MACHINERY – 0.78%
AGCO Corp.[a]	432	16,602
Albany International Corp. Class A	348	13,043
Applied Industrial Technologies Inc.	243	6,899
Briggs & Stratton Corp.	348	9,869
Cascade Corp.	108	7,321
Caterpillar Inc.	3,789	298,573
CNH Global NV	108	5,716
Cummins Inc.	517	61,368
Deere & Co.	1,377	165,818
Flowserve Corp.	297	21,464
Gardner Denver Inc.[a]	326	13,558
Graco Inc.	405	16,621
IDEX Corp.	362	13,108
Kadant Inc.[a]	81	2,183

Security	Shares	Value
Kubota Corp. SP ADR	1,377	$57,448
Manitowoc Co. Inc. (The)	375	29,126
Metso OYJ SP ADR	676	43,115
NACCO Industries Inc.	27	3,551
Pfeiffer Vacuum Technology AG SP ADR	54	5,313
Rockwell Automation Inc.	918	64,251
Terex Corp.[a]	540	46,575
Wabtec Corp.	380	15,519

		917,041

MANUFACTURING – 4.17%
Acuity Brands Inc.	243	14,361
Ameron International Corp.	134	13,109
AptarGroup Inc.	378	13,759
Barnes Group Inc.	216	6,739
Blount International Inc.[a]	550	6,254
Brink’s Co. (The)	297	18,162
Carlisle Companies Inc.	324	14,671
CLARCOR Inc.	270	9,393
Cooper Industries Ltd.	1,024	54,190
Covidien Ltd.[a]	2,802	114,742
Crane Co.	324	14,859
Danaher Corp.	1,376	102,760
Donaldson Co. Inc.	432	15,720
Dover Corp.	1,226	62,526
Eastman Kodak Co.	1,778	44,895
Eaton Corp.	837	81,340
EnPro Industries Inc.[a]	108	4,253
Federal Signal Corp.	405	5,447
General Electric Co.	59,025	2,287,809
Harsco Corp.	432	22,749
Hexcel Corp.[a]	858	18,653
Honeywell International Inc.	4,373	251,491
Illinois Tool Works Inc.	2,750	151,388
Ingersoll-Rand Co. Class A	1,890	95,105
ITT Industries Inc.	1,026	64,515
Leggett & Platt Inc.	1,526	31,634
Myers Industries Inc.	162	3,465
Pall Corp.	702	29,147
Parker Hannifin Corp.	675	66,609
Pentair Inc.	540	19,548
Roper Industries Inc.	594	35,628

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Siemens AG SP ADR	4,809	$608,964
Smith (A.O.) Corp.	108	5,243
SPX Corp.	486	45,621
Teleflex Inc.	189	14,445
Textron Inc.	648	73,153
3M Co.	3,806	338,430
Tredegar Corp.	135	2,479
Trinity Industries Inc.	549	20,988
Tyco International Ltd.	2,802	132,507

		4,916,751

MEDIA – 2.19%
Belo Corp.	540	9,666
British Sky Broadcasting Group PLC SP ADR	1,755	94,437
Cablevision Systems Corp.[a]	1,424	50,680
CBS Corp. Class B	3,914	124,152
Citadel Broadcasting Corp.	1,709	8,579
Clear Channel Communications Inc.	2,649	97,748
Corus Entertainment Inc. Class B	216	9,893
DIRECTV Group Inc. (The)[a]	5,076	113,753
Dow Jones & Co. Inc.	306	17,558
Entravision Communications Corp.[a]	568	5,316
Grupo Televisa SA SP ADR	2,568	64,842
Hearst-Argyle Television Inc.	162	3,402
Idearc Inc.	808	28,046
McClatchy Co. (The) Class A	1,081	26,398
McGraw-Hill Companies Inc. (The)	2,080	125,840
Media General Inc. Class A	193	5,443
Meredith Corp.	216	12,202
News Corp. Class A	10,957	231,412
News Corp. Class B	3,564	80,760
Pearson PLC SP ADR	4,455	71,235
PRIMEDIA Inc.[a]	4,539	10,712
Reed Elsevier NV SP ADR	1,836	67,473
Reed Elsevier PLC SP ADR	1,782	87,977
Rogers Communications Inc. Class B	2,698	122,192
Scripps (E.W.) Co. Class A	432	17,699
Shaw Communications Inc. Class B	1,107	52,616
Sun-Times Media Group Inc. Class A	1,009	4,228
Time Warner Cable Inc. Class Aa	516	19,722
Time Warner Inc.	22,162	426,840

Security	Shares	Value
Tribune Co.	1,161	$32,462
Viacom Inc. Class Ba	3,694	141,480
Walt Disney Co. (The)	10,933	360,789
Washington Post Co. (The) Class B	52	41,119
Wiley (John) & Sons Inc. Class A	330	13,956

		2,580,627

METAL FABRICATE & HARDWARE – 0.19%
CIRCOR International Inc.	81	3,230
Commercial Metals Co.	701	21,619
Kaydon Corp.	405	21,550
Mueller Industries Inc.	189	6,970
Mueller Water Products Inc. Class Ab	307	4,310
Mueller Water Products Inc. Class B	840	11,088
Precision Castparts Corp.	767	105,125
Quanex Corp.	275	12,392
Timken Co. (The)	378	12,625
Valmont Industries Inc.	160	12,094
Worthington Industries Inc.	378	7,825

		218,828

MINING – 2.75%
Agnico-Eagle Mines Ltd.	1,076	45,773
Alcan Inc.	2,129	207,365
Alcoa Inc.	4,855	185,461
Alumina Ltd. SP ADR	1,620	40,370
Aluminum Corp. of China Ltd. ADR	640	32,230
AMCOL International Corp.	135	3,865
Barrick Gold Corp.	6,180	203,322
BHP Billiton Ltd. SP ADR	9,963	635,440
BHP Billiton PLC ADR	6,885	408,281
Cameco Corp.	1,944	79,276
Coeur d’Alene Mines Corp.[a,b]	4,489	17,552
Companhia Vale do Rio Doce ADR	3,402	166,732
Compania de Minas Buenaventura SA ADR	675	26,939
Compass Minerals International Inc.	240	7,882
Freeport-McMoRan Copper& Gold Inc.	2,163	203,279
Goldcorp Inc.	5,284	134,266
Harmony Gold Mining Co. Ltd. SP ADR[a]	3,132	43,347
Hecla Mining Co.[a]	2,183	17,137
IAMGOLD Corp.	4,204	34,851
Kinross Gold Corp.[a]	4,109	53,335

38	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Meridian Gold Inc.[a]	1,344	$37,941
Rio Tinto PLC SP ADR	1,434	414,598
RTI International Metals Inc.[a]	156	12,361
Southern Copper Corp.[b]	430	48,465
Stillwater Mining Co.[a]	972	8,845
Teck Cominco Ltd. Class B	1,918	85,159
Titanium Metals Corp.[a]	717	23,962
USEC Inc.[a]	921	15,464
Vulcan Materials Co.	536	51,306

		3,244,804

OFFICE & BUSINESS EQUIPMENT – 0.44%
Canon Inc. SP ADR	6,888	365,615
IKON Office Solutions Inc.	810	11,227
Pitney Bowes Inc.	1,296	59,746
Xerox Corp.[a]	5,021	87,667

		524,255

OFFICE FURNISHINGS – 0.00%
Steelcase Inc. Class A	243	4,231

		4,231

OIL & GAS – 12.13%
Anadarko Petroleum Corp.	2,687	135,237
Apache Corp.	1,782	144,057
Atwood Oceanics Inc.[a]	430	29,498
Berry Petroleum Co. Class A	358	13,321
BG Group PLC SP ADR	3,993	324,032
BP PLC SP ADR	18,527	1,285,774
Cabot Oil & Gas Corp.	592	20,246
Canadian Natural Resources Ltd.	3,024	206,872
Chesapeake Energy Corp.	2,379	80,981
Chevron Corp.	12,501	1,065,835
China Petroleum & Chemical Corp. ADR	975	102,346
Cimarex Energy Co.	744	28,160
CNOOC Ltd. ADR	854	101,284
Comstock Resources Inc.[a]	189	5,077
ConocoPhillips	8,608	695,871
Denbury Resources Inc.[a]	594	23,760
Devon Energy Corp.	2,537	189,286
Diamond Offshore Drilling Inc.	351	36,216
EnCana Corp.	4,715	287,521
Encore Acquisition Co.[a]	637	16,479

Security	Shares	Value
ENI – Ente Nazionale Idrocarburi SpA SP ADR	6,973	$486,436
ENSCO International Inc.	837	51,116
EOG Resources Inc.	1,296	90,850
Exxon Mobil Corp.	32,376	2,756,169
Forest Oil Corp.[a]	460	18,616
Frontier Oil Corp.	650	25,175
GlobalSantaFe Corp.	1,372	98,386
Helmerich & Payne Inc.	700	22,659
Hess Corp.	1,555	95,166
Marathon Oil Corp.	3,942	217,598
Mariner Energy Inc.[a]	485	10,248
Murphy Oil Corp.	972	60,303
Nabors Industries Ltd.[a]	1,896	55,439
Newfield Exploration Co.[a]	854	41,035
Nexen Inc.	2,924	90,995
Noble Corp.	755	77,357
Noble Energy Inc.	893	54,598
Norsk Hydro ASA SP ADR	4,180	161,264
Occidental Petroleum Corp.	4,582	259,891
Parker Drilling Co.[a]	1,346	12,679
Penn Virginia Corp.	396	15,325
Penn West Energy Trust	642	19,960
Petro-Canada	2,864	156,374
PetroChina Co. Ltd. ADR	1,124	165,520
Petrohawk Energy Corp.[a]	661	9,908
Petroleo Brasileiro SA ADR	3,228	209,497
Pioneer Natural Resources Co.	863	39,267
Plains Exploration & Production Co.[a]	459	19,833
Pogo Producing Co.	324	17,256
Pride International Inc.[a]	835	29,267
Quicksilver Resources Inc.[a]	383	16,132
Range Resources Corp.	908	33,723
Repsol YPF SA SP ADR	5,211	196,090
Rowan Companies Inc.	719	30,335
Royal Dutch Shell PLC Class A ADR	10,555	818,962
Royal Dutch Shell PLC Class B ADR	7,972	632,020
Sasol Ltd. SP ADR	2,801	105,346
Southwestern Energy Co.[a]	941	38,233
St. Mary Land & Exploration Co.	324	10,786
Statoil ASA SP ADR	3,623	107,241

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Stone Energy Corp.[a]	301	$9,783
Suncor Energy Inc.	2,564	231,965
Sunoco Inc.	864	57,646
Swift Energy Co.[a]	162	6,924
Talisman Energy Inc.	6,318	115,683
Tesoro Corp.	806	40,139
Total SA SP ADR	12,936	1,016,899
Transocean Inc.[a]	1,808	194,270
Unit Corp.[a]	216	11,893
VAALCO Energy Inc.[a]	925	4,403
Valero Energy Corp.	3,397	227,633
W&T Offshore Inc.	589	13,794
Whiting Petroleum Corp.[a]	341	14,005
XTO Energy Inc.	2,220	121,057
Yacimientos Petroliferos Fiscales SA SP ADR	2,365	103,421

		14,318,423

OIL & GAS SERVICES – 1.52%
Baker Hughes Inc.	1,888	149,246
Cameron International Corp.[a]	594	46,332
Compagnie Generale de Geophysique-Veritas SP ADR[a]	775	39,099
Complete Production Services Inc.[a]	242	5,612
Core Laboratories NVa	162	17,436
Dril-Quip Inc.[a]	378	18,140
FMC Technologies Inc.[a]	378	34,595
Grant Prideco Inc.[a]	752	42,187
Halliburton Co.	5,457	196,561
Hanover Compressor Co.[a]	588	14,012
Helix Energy Solutions Group Inc.[a]	520	20,254
Input/Output Inc.[a]	1,268	18,069
National Oilwell Varco Inc.[a]	972	116,747
Newpark Resources Inc.[a]	1,590	10,065
Oceaneering International Inc.[a]	270	15,163
Oil States International Inc.[a]	395	17,277
Schlumberger Ltd.	6,630	627,994
SEACOR Holdings Inc.[a]	108	9,420
Smith International Inc.	1,134	69,639
Superior Energy Services Inc.[a]	457	18,426
Technip SA SP ADR	652	53,138
Tenaris SA ADR	1,485	71,532
Tetra Technologies Inc.[a]	426	11,847

Security	Shares	Value
Tidewater Inc.	297	$20,321
Universal Compression Holdings Inc.[a]	163	11,906
Weatherford International Ltd.[a]	2,051	113,482
W-H Energy Services Inc.[a]	269	17,238
Willbros Group Inc.[a]	357	11,253

		1,796,991

PACKAGING & CONTAINERS – 0.17%
Ball Corp.	567	29,070
Bemis Co. Inc.	594	17,505
Crown Holdings Inc.[a]	918	22,546
Greif Inc. Class A	108	5,940
Intertape Polymer Group Inc.[a]	1,238	4,147
Owens-Illinois Inc.[a]	1,109	44,338
Packaging Corp. of America	351	8,958
Pactiv Corp.[a]	864	27,311
Sealed Air Corp.	972	26,487
Sonoco Products Co.	540	19,802

		206,104

PHARMACEUTICALS – 5.75%
Abbott Laboratories	8,704	441,206
Allergan Inc.	1,764	102,541
Alpharma Inc. Class A	593	14,700
AmerisourceBergen Corp.	1,242	58,511
AstraZeneca PLC SP ADR	8,809	456,570
Barr Pharmaceuticals Inc.[a]	638	32,678
Bristol-Myers Squibb Co.	11,283	320,550
Cardinal Health Inc.	2,375	156,109
Dr. Reddy’s Laboratories Ltd. ADR	1,018	15,952
Elan Corp. PLC SP ADR[a]	2,819	52,800
Forest Laboratories Inc.[a]	2,026	81,445
GlaxoSmithKline PLC SP ADR	17,324	884,910
Herbalife Ltd.	121	4,959
Hospira Inc.[a]	988	38,206
King Pharmaceuticals Inc.[a]	1,186	20,174
K-V Pharmaceutical Co. Class Aa	404	11,045
Lilly (Eli) & Co.	5,492	297,062
Medco Health Solutions Inc.[a]	1,680	136,534
Medicis Pharmaceutical Corp. Class A	372	10,613
Merck & Co. Inc.	12,392	615,263
NBTY Inc.[a]	486	21,160
Novartis AG ADR	14,166	764,256
Novo-Nordisk A/S SP ADR	1,263	132,501

40	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Pfizer Inc.	40,929	$962,241
Sanofi-Aventis ADR	12,251	511,479
Schering-Plough Corp.	8,362	238,651
Valeant Pharmaceuticals International	595	9,336
Watson Pharmaceuticals Inc.[a]	820	24,944
Wyeth	7,518	364,773

		6,781,169

PIPELINES – 0.48%
El Paso Corp.	3,915	65,185
Enbridge Inc.	1,808	64,003
Equitable Resources Inc.	702	33,071
National Fuel Gas Co.	432	18,727
ONEOK Inc.	540	27,405
Questar Corp.	1,022	52,623
Spectra Energy Corp.	3,374	85,936
TransCanada Corp.	2,700	97,740
Transportadora de Gas del Sur SA SP ADR[a]	1,259	9,191
Williams Companies Inc. (The)	3,670	118,358

		572,239

REAL ESTATE – 0.19%
Brookfield Asset Management Inc. Class A	3,292	115,681
Brookfield Properties Corp.	1,169	26,419
CB Richard Ellis Group Inc. Class Aa	1,078	37,644
Forest City Enterprises Inc. Class A	324	17,629
Jones Lang LaSalle Inc.	194	21,297
MI Developments Inc. Class A	320	10,336

		229,006

REAL ESTATE INVESTMENT TRUSTS – 1.52%
Affordable Residential Communities Inc.[a]	703	7,986
Alesco Financial Inc.	1,624	7,617
Alexandria Real Estate Equities Inc.	216	18,604
AMB Property Corp.	571	30,423
American Financial Realty Trust	2,424	21,258
Annaly Capital Management Inc.	2,058	29,738
Anworth Mortgage Asset Corp.[b]	1,278	10,096
Apartment Investment & Management Co. Class A	621	26,237
Archstone-Smith Trust	1,143	65,620
Ashford Hospitality Trust Inc.	954	9,750

Security	Shares	Value
AvalonBay Communities Inc.	405	$43,728
BioMed Realty Trust Inc.	985	21,512
Boston Properties Inc.	594	56,127
BRE Properties Inc. Class A	270	13,643
Camden Property Trust	373	20,500
Capital Lease Funding Inc.	1,177	10,911
CapitalSource Inc.	1,362	25,878
Crescent Real Estate Equities Co.	513	11,584
DCT Industrial Trust Inc.	463	4,537
Developers Diversified Realty Corp.	629	30,192
Douglas Emmett Inc.	325	7,495
Duke Realty Corp.	702	22,948
EastGroup Properties Inc.	270	11,135
Entertainment Properties Trust	281	12,519
Equity Inns Inc.	596	13,327
Equity Lifestyle Properties Inc.	323	14,651
Equity One Inc.	441	10,178
Equity Residential	1,726	68,712
Essex Property Trust Inc.	108	11,619
Extra Space Storage Inc.	380	5,335
Federal Realty Investment Trust	270	20,288
FelCor Lodging Trust Inc.	518	11,375
First Industrial Realty Trust Inc.	352	13,626
General Growth Properties Inc.	1,294	62,086
Getty Realty Corp.	267	6,728
Glimcher Realty Trust	459	9,758
GMH Communities Trust	755	6,342
Health Care Property Investors Inc.	1,232	33,560
Health Care REIT Inc.	458	16,813
Highwoods Properties Inc.	297	9,661
Home Properties Inc.	324	15,001
Hospitality Properties Trust	351	13,464
Host Hotels & Resorts Inc.	2,426	51,237
HRPT Properties Trust	1,480	13,838
Inland Real Estate Corp.	459	6,940
iStar Financial Inc.	567	20,599
JER Investors Trust Inc.	352	3,861
Kilroy Realty Corp.	162	10,438
Kimco Realty Corp.	1,253	46,774
LaSalle Hotel Properties	430	17,213
Lexington Realty Trust	646	12,190
Liberty Property Trust	432	16,204
Macerich Co. (The)	396	28,967

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Maguire Properties Inc.	486	$13,904
MFA Mortgage Investments Inc.	1,047	7,350
National Health Investors Inc.	216	6,826
National Retail Properties Inc.	270	5,848
Nationwide Health Properties Inc.	534	12,725
NorthStar Realty Finance Corp.	860	8,677
Omega Healthcare Investors Inc.	731	9,452
Parkway Properties Inc.	350	14,203
Pennsylvania Real Estate Investment Trust	404	15,732
Post Properties Inc.	343	15,106
ProLogis	1,436	81,708
Ramco-Gershenson Properties Trust	195	6,279
Realty Income Corp.	646	15,162
Regency Centers Corp.	297	19,266
Saul Centers Inc.	161	6,983
Senior Housing Properties Trust	270	4,666
Simon Property Group Inc.	1,219	105,480
SL Green Realty Corp.	327	39,704
Sovran Self Storage Inc.	216	9,310
Strategic Hotels & Resorts Inc.	340	7,235
Sun Communities Inc.	381	10,371
Sunstone Hotel Investors Inc.	231	5,733
Tanger Factory Outlet Centers Inc.	459	15,344
Taubman Centers Inc.	270	12,984
Thornburg Mortgage Inc.[b]	1,214	30,860
UDR Inc.	949	21,912
Universal Health Realty Income Trust	690	20,183
U-Store-It Trust	980	14,024
Ventas Inc.	993	32,392
Vornado Realty Trust	880	94,186
Washington Real Estate Investment Trust	627	18,710
Weingarten Realty Investors	639	23,394

		1,796,532

RETAIL – 3.55%
Abercrombie & Fitch Co. Class A	540	37,746
Advance Auto Parts Inc.	610	21,210
Aeropostale Inc.[a]	385	14,661
American Eagle Outfitters Inc.	1,007	24,430
AnnTaylor Stores Corp.[a]	548	17,218
AutoNation Inc.[a]	1,134	22,090

Security	Shares	Value
AutoZone Inc.[a]	378	$47,934
Barnes & Noble Inc.	297	9,964
Best Buy Co. Inc.	2,538	113,169
Big Lots Inc.[a,b]	648	16,757
BJ’s Wholesale Club Inc.[a]	378	12,837
Blockbuster Inc. Class Aa	1,287	5,521
Brinker International Inc.	810	21,821
Brown Shoe Co. Inc.	433	9,067
Buckle Inc. (The)	81	2,831
Build-A-Bear Workshop Inc.[a]	241	4,820
Cabela’s Inc. Class Aa	232	4,735
CarMax Inc.[a]	1,456	34,842
Cash America International Inc.	218	7,983
Cato Corp. Class A	162	3,350
CEC Entertainment Inc.[a]	216	6,374
Chipotle Mexican Grill Inc. Class Ba	63	5,117
CKE Restaurants Inc.	270	4,668
CSK Auto Corp.[a]	403	5,497
CVS Caremark Corp.	8,915	313,719
Darden Restaurants Inc.	837	35,631
Delhaize Group SP ADR	513	47,688
Dick’s Sporting Goods Inc.[a]	264	14,845
Dillard’s Inc. Class A	378	11,298
DSW Inc. Class Aa	131	4,354
Family Dollar Stores Inc.	918	27,191
Foot Locker Inc.	1,077	19,989
GameStop Corp. Class Aa	536	21,628
Gap Inc. (The)	3,645	62,694
Genesco Inc.[a]	108	5,459
Home Depot Inc.	11,769	437,454
IHOP Corp.	108	7,045
Jack in the Box Inc.[a]	216	13,822
Kenneth Cole Productions Inc. Class A	242	5,118
Kohl’s Corp.[a]	1,701	103,421
Landry’s Restaurants Inc.	135	3,576
Limited Brands Inc.	2,079	50,208
Longs Drug Stores Corp.	162	7,834
Lowe’s Companies Inc.	8,953	250,774
Macy’s Inc.	3,020	108,931
McDonald’s Corp.	7,155	342,510
Men’s Wearhouse Inc. (The)	295	14,573
Movado Group Inc.	108	3,050
MSC Industrial Direct Co. Inc. Class A	347	17,451

42	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
New York & Co. Inc.[a]	496	$4,836
99 Cents Only Stores[a]	422	5,136
Nordstrom Inc.	1,404	66,802
Nu Skin Enterprises Inc. Class A	297	4,609
OfficeMax Inc.	615	20,221
Payless ShoeSource Inc.[a]	378	10,062
Penney (J.C.) Co. Inc.	1,242	84,506
Penske Automotive Group Inc.	216	4,208
RadioShack Corp.	570	14,324
Regis Corp.	243	8,471
Retail Ventures Inc.[a]	482	6,276
Rite Aid Corp.[a]	3,349	18,453
Saks Inc.	675	12,494
Sonic Automotive Inc.	162	4,439
Stage Stores Inc.	241	4,299
Steak n Shake Co. (The)[a]	460	6,900
Talbots Inc. (The)[b]	243	5,587
Target Corp.	4,508	273,050
Tiffany & Co.	810	39,083
Tim Hortons Inc.	843	26,023
TJX Companies Inc.	2,808	77,922
Triarc Companies Inc. Class B	273	3,907
Tween Brands Inc.[a]	352	13,468
Under Armour Inc. Class Aa	104	6,387
Walgreen Co.	6,042	266,936
Wal-Mart Stores Inc.	14,801	680,106
Wendy’s International Inc.	623	21,824
World Fuel Services Corp.	214	8,750
Yum! Brands Inc.	3,240	103,810

		4,187,794

SAVINGS & LOANS – 0.27%
FirstFed Financial Corp.[a,b]	254	11,481
New York Community Bancorp Inc.	1,594	25,871
NewAlliance Bancshares Inc.	1,160	15,672
Sovereign Bancorp Inc.	2,510	48,041
Washington Mutual Inc.	5,747	215,685

		316,750

SEMICONDUCTORS – 1.07%
Advanced Micro Devices Inc.[a]	3,779	51,168
Advanced Semiconductor Engineering Inc. ADR[a,b]	5,509	36,139

Security	Shares	Value
Analog Devices Inc.	1,699	$60,230
Emulex Corp.[a]	475	9,405
Fairchild Semiconductor International Inc. Class Aa	1,294	23,616
Infineon Technologies AG ADR[a]	5,027	82,292
International Rectifier Corp.[a]	709	26,027
LSI Corp.[a]	6,480	46,656
MEMC Electronic Materials Inc.[a]	1,107	67,881
Micron Technology Inc.[a]	4,501	53,427
National Semiconductor Corp.	2,288	59,465
Semiconductor Manufacturing International Corp. ADR[a]	3,101	19,939
STMicroelectronics NV NYS	3,751	64,367
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	23,986	243,458
Teradyne Inc.[a]	1,782	27,960
Texas Instruments Inc.	8,690	305,801
United Microelectronics Corp. SP ADR	25,135	81,186

		1,259,017

SOFTWARE – 1.00%
American Reprographics Co.[a]	210	5,233
Automatic Data Processing Inc.	3,159	146,641
BMC Software Inc.[a]	1,242	35,670
Broadridge Financial Solutions Inc.	1,050	18,470
CA Inc.	2,592	65,007
Dun & Bradstreet Corp. (The)	404	39,495
eFunds Corp.[a]	270	9,653
Fair Isaac Corp.	458	17,981
Fidelity National Information Services Inc.	1,654	82,088
First Data Corp.	4,453	141,561
Global Payments Inc.	432	16,157
IMS Health Inc.	1,323	37,216
Konami Corp. ADR	591	13,481
MasterCard Inc. Class A	381	61,265
MoneyGram International Inc.	660	16,889
NAVTEQ Corp.[a]	747	40,435
Red Hat Inc.[a]	1,076	22,402
Salesforce.com Inc.[a]	533	20,712
SAP AG SP ADR	5,038	271,649

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
Satyam Computer Services Ltd. ADR	1,934	$51,560
Sybase Inc.[a]	540	12,809
SYNNEX Corp.[a]	223	4,531
Total System Services Inc.	216	6,076
VeriFone Holdings Inc.[a]	133	4,843
Wipro Ltd. ADR	2,458	35,887

		1,177,711

TELECOMMUNICATIONS – 7.54%
Alcatel-Lucent SP ADR	13,585	157,586
Alltel Corp.	2,079	137,110
Amdocs Ltd.[a]	1,052	38,072
America Movil SAB de CV Series L ADR	4,944	296,047
American Tower Corp. Class Aa	2,373	98,859
Anixter International Inc.[a]	189	15,621
AT&T Inc.	35,466	1,388,849
Avaya Inc.[a]	3,024	50,017
BCE Inc.	4,809	181,973
British Telecom PLC SP ADR	4,854	308,617
CenturyTel Inc.	756	34,678
China Mobile Hong Kong Ltd. SP ADR	4,774	273,980
China Netcom Group Corp. Ltd. SP ADR	378	19,410
China Telecom Corp. Ltd. ADR	873	50,372
China Unicom Ltd. ADR	3,383	59,879
Cincinnati Bell Inc.[a]	2,403	12,399
Citizens Communications Co.	1,914	27,619
CommScope Inc.[a]	427	23,242
Corning Inc.[a]	8,906	212,319
Crown Castle International Corp.[a]	1,327	48,104
Deutsche Telekom AG SP ADR	16,704	286,975
Embarq Corp.	867	53,572
France Telecom SA SP ADR	9,856	267,788
Harris Corp.	756	41,489
Hellenic Telecommunications Organization SA SP ADR	3,592	54,024
Hypercom Corp.[a]	873	4,487
KT Corp. SP ADR	1,566	36,832
Magyar Telekom Telecommunications PLC SP ADR	596	15,419
MasTec Inc.[a]	597	8,161

Security	Shares	Value
MetroPCS Communications Inc.[a]	127	$4,651
Mobile TeleSystems SP ADR	1,131	72,327
NeuStar Inc. Class Aa	574	16,554
Nippon Telegraph and Telephone Corp. ADR	5,838	125,926
Nokia OYJ SP ADR	23,482	672,524
Nortel Networks Corp.[a]	2,964	64,141
NTT DoCoMo Inc. SP ADR	10,122	139,785
Philippine Long Distance Telephone Co. SP ADR	675	38,583
Plantronics Inc.	651	18,241
Portugal Telecom SGPS SP ADR	6,318	88,452
PT Indosat Tbk ADR	326	13,122
PT Telekomunikasi Indonesia SP ADR	1,485	70,671
Qwest Communications International Inc.[a]	8,858	75,559
Rostelecom SP ADR	412	23,484
Royal KPN NV SP ADR	11,335	175,579
SK Telecom Co. Ltd. ADR	2,098	59,038
Sprint Nextel Corp.	16,063	329,773
Swisscom AG SP ADR	760	25,688
Syniverse Holdings Inc.[a]	420	5,649
Telecom Argentina SA SP ADR[a]	620	13,367
Telecom Corp. of New Zealand Ltd. SP ADR	1,164	32,254
Telecom Italia SpA SP ADR	6,239	166,581
Telefonica SA SP ADR	8,131	571,040
Telefonos de Mexico SP ADR	2,269	77,532
Telkom SA Ltd. SP ADR	302	28,385
TELUS Corp.	1,029	56,286
Turkcell Iletisim Hizmetleri AS ADR	1,083	19,147
Verizon Communications Inc.	16,292	694,365
Videsh Sanchar Nigam Ltd. ADR	327	7,521
Vimpel-Communications SP ADR	544	57,610
Vodafone Group PLC SP ADR	29,864	906,372
Windstream Corp.	3,006	41,363

		8,895,070

TEXTILES – 0.03%
Mohawk Industries Inc.[a]	297	26,733
UniFirst Corp.	159	5,972

		32,705

44	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

Security	Shares	Value
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	864	$24,209
LeapFrog Enterprises Inc.[a]	862	7,792
Lenox Group Inc.[a]	793	4,964
Marvel Entertainment Inc.[a]	513	12,430
Mattel Inc.	2,403	55,053

		104,448

TRANSPORTATION – 1.27%
Bristow Group Inc.[a]	234	11,099
Burlington Northern Santa Fe Corp.	2,049	168,305
Canadian National Railway Co.	2,923	152,376
Canadian Pacific Railway Ltd.	891	65,872
CHC Helicopter Corp. Class A	216	5,815
Con-way Inc.	468	23,115
CSX Corp.	2,376	112,646
FedEx Corp.	1,700	188,258
Frontline Ltd.	325	14,963
Genesee & Wyoming Inc. Class Aa	238	6,105
Guangshen Railway Co. Ltd. SP ADR	293	11,263
Kansas City Southern Industries Inc.[a]	351	12,113
Kirby Corp.[a]	370	14,989
Knight Transportation Inc.	285	5,027
Laidlaw International Inc.	567	19,278
Norfolk Southern Corp.	2,480	133,374
Overseas Shipholding Group Inc.	135	10,475
Ryder System Inc.	351	19,084
Ship Finance International Ltd.	461	12,885
Teekay Corp.	378	21,194
Tsakos Energy Navigation Ltd.	108	7,851
Union Pacific Corp.	1,497	178,353
United Parcel Service Inc. Class B	3,960	299,851

		1,494,291

TRUCKING & LEASING – 0.01%
GATX Corp.	298	13,517

		13,517

WATER – 0.47%
American States Water Co.	272	10,034
Aqua America Inc.[b]	677	14,813
California Water Service Group	239	8,843
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	322	15,398

Security	Shares	Value
Suez SA ADR	6,561	$345,109
Veolia Environnement ADR	2,129	158,249

		552,446

TOTAL COMMON STOCKS (Cost: $109,359,271)		117,784,960

PREFERRED STOCKS – 0.04%

ELECTRIC – 0.01%
Companhia Paranaense de Energia SP ADR	832	13,645

		13,645

FOREST PRODUCTS & PAPER – 0.03%
Aracruz Celulose SA SP ADR	346	21,874
Votorantim Celulose e Papel SA SP ADR	217	5,158

		27,032

REAL ESTATE INVESTMENT TRUSTS – 0.00%
Public Storage Class A, 6.13%	54	1,390

		1,390

TOTAL PREFERRED STOCKS (Cost: $36,451)		42,067

SHORT-TERM INVESTMENTS – 0.21%

MONEY MARKET FUNDS – 0.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[d,e]	48,887	48,887
BGI Cash Premier Fund LLC 5.34%[d,e,f]	201,529	201,529

		250,416

TOTAL SHORT-TERM INVESTMENTS (Cost: $250,416)		250,416

TOTAL INVESTMENTS IN SECURITIES – 100.07% (Cost: $109,646,138)		118,077,443

Other Assets, Less Liabilities – (0.07)%		(79,832)

NET ASSETS – 100.00%		$117,997,611

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

July 31, 2007

ADR – American Depositary Receipts

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

46	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® NYSE 100 INDEX FUND

July 31, 2007

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 2.80%
Boeing Co. (The)	25,060	$2,591,956
General Dynamics Corp.	12,777	1,003,761
Lockheed Martin Corp.	12,023	1,184,025
United Technologies Corp.	32,442	2,367,293

		7,147,035

AGRICULTURE – 1.92%
Altria Group Inc.	73,787	4,904,622

		4,904,622

BANKS – 6.89%
Bank of America Corp.	169,204	8,023,654
Bank of New York Mellon Corp. (The)	38,549	1,640,260
SunTrust Banks Inc.	18,843	1,475,407
U.S. Bancorp	75,920	2,273,804
Wells Fargo & Co.	124,132	4,191,938

		17,605,063

BEVERAGES – 3.49%
Anheuser-Busch Companies Inc.	25,720	1,254,364
Coca-Cola Co. (The)	74,912	3,903,664
PepsiCo Inc.	57,458	3,770,394

		8,928,422

BIOTECHNOLOGY – 0.48%
Genentech Inc.[a]	16,431	1,222,138

		1,222,138

CHEMICALS – 1.21%
Dow Chemical Co. (The)	35,719	1,553,062
Du Pont (E.I.) de Nemours and Co.	33,201	1,551,483

		3,104,545

COMPUTERS – 4.39%
EMC Corp.[a]	81,948	1,516,857
Hewlett-Packard Co.	94,981	4,371,975
International Business Machines Corp.	48,024	5,313,856

		11,202,688

COSMETICS & PERSONAL CARE – 3.18%
Colgate-Palmolive Co.	18,343	1,210,638
Procter & Gamble Co.	111,593	6,903,143

		8,113,781

Security	Shares	Value
DIVERSIFIED FINANCIAL SERVICES – 11.87%
American Express Co.	37,744	$2,209,534
Capital One Financial Corp.	17,105	1,210,350
Citigroup Inc.	183,004	8,522,496
Federal Home Loan Mortgage Corp.	25,159	1,440,856
Federal National Mortgage Association	35,166	2,104,333
Franklin Resources Inc.	5,975	761,036
Goldman Sachs Group Inc. (The)	13,105	2,468,196
JPMorgan Chase & Co.	133,244	5,864,068
Lehman Brothers Holdings Inc.	20,386	1,263,932
Merrill Lynch & Co. Inc.	30,309	2,248,928
Morgan Stanley	34,880	2,227,786

		30,321,515

ELECTRIC – 1.84%
Dominion Resources Inc.	12,490	1,051,908
Exelon Corp.	23,719	1,663,888
Southern Co. (The)	26,946	906,463
TXU Corp.	16,378	1,068,664

		4,690,923

ELECTRICAL COMPONENTS & EQUIPMENT – 0.57%
Emerson Electric Co.	30,708	1,445,426

		1,445,426

FOOD – 0.74%
Kraft Foods Inc.	57,922	1,896,945

		1,896,945

HEALTH CARE - PRODUCTS – 3.84%
Alcon Inc.	2,715	370,597
Baxter International Inc.	22,909	1,205,013
Johnson & Johnson	101,872	6,163,256
Medtronic Inc.	40,816	2,068,147

		9,807,013

HEALTH CARE - SERVICES – 1.55%
UnitedHealth Group Inc.	47,486	2,299,747
WellPoint Inc.[a]	21,944	1,648,433

		3,948,180

HOUSEHOLD PRODUCTS & WARES – 0.43%
Kimberly-Clark Corp.	16,186	1,088,832

		1,088,832

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2007

Security	Shares	Value
INSURANCE – 4.38%
Allstate Corp. (The)	21,844	$1,161,009
American International Group Inc.	80,884	5,191,135
Hartford Financial Services Group Inc. (The)	11,908	1,093,988
MetLife Inc.	15,980	962,316
Prudential Financial Inc.	16,888	1,496,783
Travelers Companies Inc. (The)	25,275	1,283,464

		11,188,695

LEISURE TIME – 0.27%
Carnival Corp.	15,687	695,091

		695,091

MACHINERY – 0.72%
Caterpillar Inc.	23,373	1,841,792

		1,841,792

MANUFACTURING – 7.61%
General Electric Co.	362,223	14,039,763
Honeywell International Inc.	26,127	1,502,564
Illinois Tool Works Inc.	18,013	991,616
3M Co.	23,354	2,076,638
Tyco International Ltd.	17,560	830,412

		19,440,993

MEDIA – 2.78%
News Corp. Class A	67,297	1,421,313
Time Warner Inc.	136,688	2,632,611
Viacom Inc. Class Ba	23,009	881,245
Walt Disney Co. (The)	65,948	2,176,284

		7,111,453

MINING – 0.50%
Alcoa Inc.	33,297	1,271,945

		1,271,945

OIL & GAS – 13.01%
Chevron Corp.	75,639	6,448,981
ConocoPhillips	53,528	4,327,204
Devon Energy Corp.	14,895	1,111,316
Exxon Mobil Corp.	199,874	17,015,274
Marathon Oil Corp.	24,411	1,347,487
Occidental Petroleum Corp.	29,361	1,665,356
Valero Energy Corp.	19,468	1,304,551

		33,220,169

Security	Shares	Value
OIL & GAS SERVICES – 2.00%
Halliburton Co.	32,341	$1,164,923
Schlumberger Ltd.	41,538	3,934,479

		5,099,402

PHARMACEUTICALS – 8.18%
Abbott Laboratories	54,182	2,746,486
Bristol-Myers Squibb Co.	69,243	1,967,194
Cardinal Health Inc.	13,598	893,797
Lilly (Eli) & Co.	34,139	1,846,578
Merck & Co. Inc.	76,561	3,801,254
Pfizer Inc.	249,319	5,861,490
Schering-Plough Corp.	52,200	1,489,788
Wyeth	47,043	2,282,526

		20,889,113

RETAIL – 6.11%
CVS Caremark Corp.	55,259	1,944,564
Home Depot Inc.	71,177	2,645,649
Lowe’s Companies Inc.	54,822	1,535,564
McDonald’s Corp.	42,495	2,034,236
Target Corp.	27,443	1,662,223
Walgreen Co.	36,079	1,593,970
Wal-Mart Stores Inc.	91,348	4,197,441

		15,613,647

SEMICONDUCTORS – 0.76%
Texas Instruments Inc.	55,322	1,946,781

		1,946,781

SOFTWARE – 0.36%
Automatic Data Processing Inc.	19,644	911,874

		911,874

TELECOMMUNICATIONS – 6.41%
AT&T Inc.	216,278	8,469,446
Corning Inc.[a]	61,307	1,461,559
Sprint Nextel Corp.	101,472	2,083,220
Verizon Communications Inc.	102,541	4,370,297

		16,384,522

TRANSPORTATION – 1.59%
Burlington Northern Santa Fe Corp.	13,143	1,079,566
FedEx Corp.	10,216	1,131,320
United Parcel Service Inc. Class B	24,367	1,845,069

		4,055,955

TOTAL COMMON STOCKS (Cost: $247,314,247)		255,098,560

48	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® NYSE 100 INDEX FUND

July 31, 2007

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.14%

MONEY MARKET FUNDS – 0.14%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 5.31%[b,c]	363,500	$363,500

		363,500

TOTAL SHORT-TERM INVESTMENTS (Cost: $363,500)		363,500

TOTAL INVESTMENTS IN SECURITIES – 100.02% (Cost: $247,677,747)		255,462,060

Other Assets, Less Liabilities – (0.02)%		(57,554)

NET ASSETS – 100.00%		$255,404,506

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Statements of Assets and Liabilities

iSHARES® TRUST

July 31, 2007

	iShares S&P GSTI™
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$377,630,019	$241,883,512	$328,257,735	$205,033,733
Affiliated issuers (Note 2)	3,015,268	14,187,146	11,958,754	2,488,740

Total cost of investments	$380,645,287	$256,070,658	$340,216,489	$207,522,473

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$367,315,501	$225,980,025	$302,949,444	$190,126,154
Affiliated issuers (Note 2)	3,015,268	14,187,146	11,958,754	2,488,740

Total value of investments	370,330,769	240,167,171	314,908,198	192,614,894
Receivables:
Dividends and interest	43,407	16,031	93,485	3,959

Total Assets	370,374,176	240,183,202	315,001,683	192,618,853

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	2,725,785	13,966,245	11,664,559	2,337,284
Capital shares redeemed	4,101	4,553	–	–
Investment advisory fees (Note 2)	146,103	80,849	126,736	79,499

Total Liabilities	2,875,989	14,051,647	11,791,295	2,416,783

NET ASSETS	$367,498,187	$226,131,555	$303,210,388	$190,202,070

Net assets consist of:
Paid-in capital	$388,344,612	$289,576,120	$353,179,034	$210,392,525
Accumulated net realized loss	(10,531,907)	(47,541,078)	(24,660,355)	(5,282,876)
Net unrealized depreciation	(10,314,518)	(15,903,487)	(25,308,291)	(14,907,579)

NET ASSETS	$367,498,187	$226,131,555	$303,210,388	$190,202,070

Shares outstanding[b]	6,550,000	6,400,000	4,600,000	4,150,000

Net asset value per share	$56.11	$35.33	$65.92	$45.83

[a]	Securities on loan with market values of $2,570,414, $13,332,971, $11,110,385 and $2,196,356, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

50	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

July 31, 2007

	iShares S&P GSSI™	iShares NYSE
	Natural Resources Index Fund	Composite Index Fund	100 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$1,504,589,427	$108,878,876	$247,314,247
Affiliated issuers (Note 2)	14,457,215	767,262	363,500

Total cost of investments	$1,519,046,642	$109,646,138	$247,677,747

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,865,575,839	$117,284,260	$255,098,560
Affiliated issuers (Note 2)	14,457,215	793,183	363,500

Total value of investments	1,880,033,054	118,077,443	255,462,060
Receivables:
Investment securities sold	–	13,003	–
Dividends and interest	895,371	146,747	357,241
Capital shares sold	6,411	–	–

Total Assets	1,880,934,836	118,237,193	255,819,301

LIABILITIES
Payables:
Investment securities purchased	–	7,955	358,009
Due to custodian	–	5,048	–
Collateral for securities on loan (Note 5)	12,479,267	201,529	–
Investment advisory fees (Note 2)	776,523	25,050	56,786

Total Liabilities	13,255,790	239,582	414,795

NET ASSETS	$1,867,679,046	$117,997,611	$255,404,506

Net assets consist of:
Paid-in capital	$1,520,810,118	$109,741,746	$248,193,865
Undistributed net investment income	–	93,831	378,394
Accumulated net realized loss	(14,117,484)	(269,271)	(952,066)
Net unrealized appreciation	360,986,412	8,431,305	7,784,313

NET ASSETS	$1,867,679,046	$117,997,611	$255,404,506

Shares outstanding[b]	15,550,000	1,350,000	3,350,000

Net asset value per share	$120.11	$87.41	$76.24

[a]	Securities on loan with market values of $12,019,918, $191,700 and $–, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	51

Statements of Operations

iSHARES® TRUST

Year ended July 31, 2007

	iShares S&P GSTI™
	Technology Index Fund	Networking Index Fund	Semiconductor Index Fund	Software Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$1,702,212	$384,387	$2,361,445	$366,855
Interest from affiliated issuers (Note 2)	15,852	7,414	12,214	10,370
Securities lending income from unaffiliated issuers	10,746	41,269	6,330	43,004
Securities lending income from affiliated issuers (Note 2)	8,033	3,336	16,029	14,053

Total investment income	1,736,843	436,406	2,396,018	434,282

EXPENSES
Investment advisory fees (Note 2)	1,452,126	922,362	1,433,489	955,292

Total expenses	1,452,126	922,362	1,433,489	955,292

Net investment income (loss)	284,717	(485,956)	962,529	(521,010)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,037,364)	(25,748,296)	(20,381,096)	(3,073,136)
In-kind redemptions	41,399,115	17,803,610	24,136,736	24,180,155

Net realized gain (loss)	35,361,751	(7,944,686)	3,755,640	21,107,019

Net change in unrealized appreciation (depreciation)	32,776,681	56,346,484	41,872,219	3,402,542

Net realized and unrealized gain	68,138,432	48,401,798	45,627,859	24,509,561

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,423,149	$47,915,842	$46,590,388	$23,988,551

[a]	Net of foreign withholding tax of $4,835, $–, $34,014 and $–, respectively.

See notes to financial statements.

52	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended July 31, 2007

	iShares S&P GSSI™	iShares NYSE
	Natural Resources Index Fund	Composite Index Fund	100 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$23,922,625	$2,286,858	$8,039,849
Dividends from affiliated issuers (Note 2)	–	16,874	–
Interest from affiliated issuers (Note 2)	101,980	7,993	22,903
Securities lending income from unaffiliated issuers	242,435	3,036	–
Securities lending income from affiliated issuers (Note 2)	51,440	1,632	–

Total investment income	24,318,480	2,316,393	8,062,752

EXPENSES
Investment advisory fees (Note 2)	7,215,169	255,569	703,805

Total expenses	7,215,169	255,569	703,805

Net investment income	17,103,311	2,060,824	7,358,947

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(6,737,784)	(324,023)	(587,470)
Investments in affiliated issuers (Note 2)	–	47,992	–
In-kind redemptions	173,189,605	7,841,779	46,395,325

Net realized gain	166,451,821	7,565,748	45,807,855

Net change in unrealized appreciation (depreciation)	74,275,458	4,917,546	(1,471,063)

Net realized and unrealized gain	240,727,279	12,483,294	44,336,792

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$257,830,590	$14,544,118	$51,695,739

[a]	Net of foreign withholding tax of $385,608, $98,564 and $964, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P GSTI™ Technology Index Fund		iShares S&P GSTI™ Networking Index Fund
	Year ended July 31, 2007	Year ended July 31, 2006	Year ended July 31, 2007	Year ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$284,717	$122,956	$(485,956)	$(789,826)
Net realized gain (loss)	35,361,751	16,248,166	(7,944,686)	4,764,830
Net change in unrealized appreciation (depreciation)	32,776,681	(37,980,008)	56,346,484	(56,067,931)

Net increase (decrease) in net assets resulting from operations	68,423,149	(21,608,886)	47,915,842	(52,092,927)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(281,985)	(217,577)	–	–
Return of capital	(116,401)	–	–	–

Total distributions to shareholders	(398,386)	(217,577)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	475,606,798	122,820,443	249,021,810	292,116,819
Cost of shares redeemed	(377,591,377)	(194,240,812)	(228,323,892)	(230,492,029)

Net increase (decrease) in net assets from capital share transactions	98,015,421	(71,420,369)	20,697,918	61,624,790

INCREASE (DECREASE) IN NET ASSETS	166,040,184	(93,246,832)	68,613,760	9,531,863

NET ASSETS
Beginning of year	201,458,003	294,704,835	157,517,795	147,985,932

End of year	$367,498,187	$201,458,003	$226,131,555	$157,517,795

SHARES ISSUED AND REDEEMED
Shares sold	9,100,000	2,500,000	7,450,000	8,550,000
Shares redeemed	(7,250,000)	(4,200,000)	(7,050,000)	(7,500,000)

Net increase (decrease) in shares outstanding	1,850,000	(1,700,000)	400,000	1,050,000

See notes to financial statements.

54	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P GSTI™ Semiconductor Index Fund		iShares S&P GSTI™ Software Index Fund
	Year ended July 31, 2007	Year ended July 31, 2006	Year ended July 31, 2007	Year ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$962,529	$300,331	$(521,010)	$(550,685)
Net realized gain (loss)	3,755,640	56,846,932	21,107,019	(4,669,025)
Net change in unrealized appreciation (depreciation)	41,872,219	(89,017,891)	3,402,542	(5,512,402)

Net increase (decrease) in net assets resulting from operations	46,590,388	(31,870,628)	23,988,551	(10,732,112)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(962,529)	(300,331)	–	–
Return of capital	(69,405)	(129,193)	–	–

Total distributions to shareholders	(1,031,934)	(429,524)	–	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	563,361,788	419,456,784	472,172,671	247,903,295
Cost of shares redeemed	(569,388,021)	(667,794,134)	(386,859,411)	(385,912,331)

Net increase (decrease) in net assets from capital share transactions	(6,026,233)	(248,337,350)	85,313,260	(138,009,036)

INCREASE (DECREASE) IN NET ASSETS	39,532,221	(280,637,502)	109,301,811	(148,741,148)

NET ASSETS
Beginning of year	263,678,167	544,315,669	80,900,259	229,641,407

End of year	$303,210,388	$263,678,167	$190,202,070	$80,900,259

SHARES ISSUED AND REDEEMED
Shares sold	8,900,000	6,650,000	10,500,000	6,100,000
Shares redeemed	(9,050,000)	(11,150,000)	(8,500,000)	(9,650,000)

Net increase (decrease) in shares outstanding	(150,000)	(4,500,000)	2,000,000	(3,550,000)

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P GSSI™ Natural Resources Index Fund		iShares NYSE Composite Index Fund
	Year ended July 31, 2007	Year ended July 31, 2006	Year ended July 31, 2007	Year ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$17,103,311	$13,414,750	$2,060,824	$768,216
Net realized gain	166,451,821	126,163,040	7,565,748	4,444
Net change in unrealized appreciation (depreciation)	74,275,458	117,296,207	4,917,546	2,459,829

Net increase in net assets resulting from operations	257,830,590	256,873,997	14,544,118	3,232,489

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,216,999)	(12,876,808)	(2,083,187)	(650,906)
Return of capital	(74,715)	–	–	–

Total distributions to shareholders	(17,291,714)	(12,876,808)	(2,083,187)	(650,906)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	736,865,560	654,898,497	82,437,231	40,405,675
Cost of shares redeemed	(562,841,466)	(246,665,878)	(33,548,345)	–

Net increase in net assets from capital share transactions	174,024,094	408,232,619	48,888,886	40,405,675

INCREASE IN NET ASSETS	414,562,970	652,229,808	61,349,817	42,987,258

NET ASSETS
Beginning of year	1,453,116,076	800,886,268	56,647,794	13,660,536

End of year	$1,867,679,046	$1,453,116,076	$117,997,611	$56,647,794

Undistributed net investment income included in net assets at end of year	$–	$279,339	$93,831	$129,919

SHARES ISSUED AND REDEEMED
Shares sold	6,650,000	7,000,000	1,000,000	550,000
Shares redeemed	(5,400,000)	(2,600,000)	(400,000)	–

Net increase in shares outstanding	1,250,000	4,400,000	600,000	550,000

See notes to financial statements.

56	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Year ended July 31, 2007	Year ended July 31, 2006

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,358,947	$1,080,280
Net realized gain	45,807,855	47,306
Net change in unrealized appreciation (depreciation)	(1,471,063)	7,919,247

Net increase in net assets resulting from operations	51,695,739	9,046,833

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(7,354,788)	(773,733)

Total distributions to shareholders	(7,354,788)	(773,733)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	172,836,575	280,783,091
Cost of shares redeemed	(279,887,723)	(3,212,892)

Net increase (decrease) in net assets from capital share transactions	(107,051,148)	277,570,199

INCREASE (DECREASE) IN NET ASSETS	(62,710,197)	285,843,299

NET ASSETS
Beginning of year	318,114,703	32,271,404

End of year	$255,404,506	$318,114,703

Undistributed net investment income included in net assets at end of year	$378,394	$374,670

SHARES ISSUED AND REDEEMED
Shares sold	2,300,000	4,200,000
Shares redeemed	(3,600,000)	(50,000)

Net increase (decrease) in shares outstanding	(1,300,000)	4,150,000

See notes to financial statements.

FINANCIAL STATEMENTS	57

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Technology Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$42.86	$46.05	$41.79	$38.51	$30.28

Income from investment operations:
Net investment income (loss)	0.05 [a]	0.02 [a]	0.35	(0.06)	(0.04)
Net realized and unrealized gain (loss)[b]	13.27	(3.17)	4.28	3.34	8.27

Total from investment operations	13.32	(3.15)	4.63	3.28	8.23

Less distributions from:
Net investment income	(0.05)	(0.04)	(0.34)	–	–
Return of capital	(0.02)	–	(0.03)	–	–

Total distributions	(0.07)	(0.04)	(0.37)	–	–

Net asset value, end of year	$56.11	$42.86	$46.05	$41.79	$38.51

Total return	31.09%	(6.85)%	11.10%	8.52%	27.18%

Ratios/Supplemental data:
Net assets, end of year (000s)	$367,498	$201,458	$294,705	$185,966	$103,984
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.09%	0.04%	0.81%	(0.20)%	(0.18)%
Portfolio turnover rate[c]	20%	5%	7%	5%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

58	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Networking Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$26.25	$29.90	$26.97	$20.75	$13.09

Income from investment operations:
Net investment loss	(0.08)[a]	(0.10)[a]	(0.08)	(0.07)	(0.01)
Net realized and unrealized gain (loss)[b]	9.16	(3.55)	3.01	6.29	7.67

Total from investment operations	9.08	(3.65)	2.93	6.22	7.66

Net asset value, end of year	$35.33	$26.25	$29.90	$26.97	$20.75

Total return	34.59%	(12.21)%	10.86%	29.98%	58.52%

Ratios/Supplemental data:
Net assets, end of year (000s)	$226,132	$157,518	$147,986	$146,986	$80,917
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.25)%	(0.31)%	(0.26)%	(0.31)%	(0.17)%
Portfolio turnover rate[c]	53%	32%	16%	12%	26%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	59

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Semiconductor Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$55.51	$58.84	$50.64	$48.34	$41.63

Income from investment operations:
Net investment income (loss)	0.20 [a]	0.04 [a]	(0.03)	(0.16)	(0.06)
Net realized and unrealized gain (loss)[b]	10.43	(3.30)	8.23	2.46	6.77

Total from investment operations	10.63	(3.26)	8.20	2.30	6.71

Less distributions from:
Net investment income	(0.21)	(0.05)	–	–	–
Return of capital	(0.01)	(0.02)	–	(0.00)[c]	–

Total distributions	(0.22)	(0.07)	–	(0.00)[c]	–

Net asset value, end of year	$65.92	$55.51	$58.84	$50.64	$48.34

Total return	19.16%	(5.56)%	16.19%	4.76%	16.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$303,210	$263,678	$544,316	$124,066	$101,516
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	0.32%	0.07%	(0.09)%	(0.20)%	(0.20)%
Portfolio turnover rate[d]	25%	6%	10%	6%	11%

[a]	Based on average shares outstanding throught the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

60	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSTI™ Software Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$37.63	$40.29	$33.85	$31.56	$23.61

Income from investment operations:
Net investment income (loss)	(0.12)[a]	(0.13)[a]	0.20	(0.15)	(0.06)
Net realized and unrealized gain (loss)[b]	8.32	(2.53)	6.48	2.44	8.01

Total from investment operations	8.20	(2.66)	6.68	2.29	7.95

Less distributions from:
Net investment income	–	–	(0.24)	–	–

Total distributions	–	–	(0.24)	–	–

Net asset value, end of year	$45.83	$37.63	$40.29	$33.85	$31.56

Total return	21.79%	(6.60)%	19.72%	7.26%	33.67%

Ratios/Supplemental data:
Net assets, end of year (000s)	$190,202	$80,900	$229,641	$115,077	$115,197
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income (loss) to average net assets	(0.26)%	(0.31)%	0.59%	(0.40)%	(0.43)%
Portfolio turnover rate[c]	25%	16%	13%	11%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	61

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P GSSI™ Natural Resources Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Year ended Jul. 31, 2004	Year ended Jul. 31, 2003

Net asset value, beginning of year	$101.62	$80.90	$58.51	$43.52	$41.64

Income from investment operations:
Net investment income	1.20 [a]	1.04 [a]	0.81	0.67	0.76
Net realized and unrealized gain[b]	18.49	20.67	22.39	15.04	1.83

Total from investment operations	19.69	21.71	23.20	15.71	2.59

Less distributions from:
Net investment income	(1.19)	(0.99)	(0.81)	(0.72)	(0.71)
Return of capital	(0.01)	–	–	–	–

Total distributions	(1.20)	(0.99)	(0.81)	(0.72)	(0.71)

Net asset value, end of year	$120.11	$101.62	$80.90	$58.51	$43.52

Total return	19.56%	26.96%	39.92%	36.34%	6.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,867,679	$1,453,116	$800,886	$263,270	$52,219
Ratio of expenses to average net assets	0.48%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.14%	1.12%	1.20%	1.33%	1.92%
Portfolio turnover rate[c]	18%	7%	8%	7%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

62	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 30, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$75.53	$68.30	$58.82	$60.34

Income from investment operations:
Net investment income	1.70 [b]	1.66 [b]	1.63	0.34
Net realized and unrealized gain (loss)[c]	11.90	6.74	9.46	(1.60)

Total from investment operations	13.60	8.40	11.09	(1.26)

Less distributions from:
Net investment income	(1.72)	(1.17)	(1.61)	(0.26)

Total distributions	(1.72)	(1.17)	(1.61)	(0.26)

Net asset value, end of period	$87.41	$75.53	$68.30	$58.82

Total return	18.10%	12.40%	19.03%	(2.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$117,998	$56,648	$13,661	$14,705
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[e]	2.02%	2.26%	2.01%	1.98%
Portfolio turnover rate[f]	7%	4%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006	Year ended Jul. 31, 2005	Period from Mar. 29, 2004[a] to Jul. 31, 2004

Net asset value, beginning of period	$68.41	$64.54	$59.80	$60.80

Income from investment operations:
Net investment income	1.56 [b]	1.21 [b]	1.25	0.33
Net realized and unrealized gain (loss)[c]	7.79	3.85	4.73	(1.13)

Total from investment operations	9.35	5.06	5.98	(0.80)

Less distributions from:
Net investment income	(1.52)	(1.19)	(1.24)	(0.20)

Total distributions	(1.52)	(1.19)	(1.24)	(0.20)

Net asset value, end of period	$76.24	$68.41	$64.54	$59.80

Total return	13.73%	7.93%	10.06%	(1.32)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$255,405	$318,115	$32,271	$32,888
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	2.09%	1.83%	2.03%	1.89%
Portfolio turnover rate[f]	10%	6%	7%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of July 31, 2007, the Trust offered 111 investment portfolios or funds.

These financial statements relate only to the iShares S&P GSTI™ Technology (formerly iShares Goldman Sachs Technology Index Fund), iShares S&P GSTI™ Networking (formerly iShares Goldman Sachs Networking Index Fund), iShares S&P GSTI™ Semiconductor (formerly iShares Goldman Sachs Semiconductor Index Fund), iShares S&P GSTI™ Software (formerly iShares Goldman Sachs Software Index Fund), iShares S&P GSSI™ Natural Resources (formerly iShares Goldman Sachs Natural Resources Index Fund), iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly

NOTES TO FINANCIAL STATEMENTS	65

Notes to Financial Statements (Continued)

iSHARES® TRUST

traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of July 31, 2007, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P GSTI™ Technology	$–	$(13,346,662)	$(7,499,763)	$(20,846,425)
S&P GSTI™ Networking	–	(20,071,167)	(43,373,398)	(63,444,565)
S&P GSTI™ Semiconductor	–	(28,144,281)	(21,824,365)	(49,968,646)
S&P GSTI™ Software	–	(15,473,321)	(4,717,134)	(20,190,455)
S&P GSSI™ Natural Resources	–	352,571,939	(5,703,011)	346,868,928
NYSE Composite	93,831	8,421,535	(259,501)	8,255,865
NYSE 100	378,394	7,456,056	(623,809)	7,210,641

For the years ended July 31, 2007 and July 31, 2006, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

66	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended July 31, 2007.

From November 1, 2006 to July 31, 2007, the Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending July 31, 2008, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses

S&P GSTI™ Technology	$849,240

S&P GSTI™ Networking	20,448,431

S&P GSTI™ Semiconductor	13,718,573

S&P GSTI™ Software	291,761

S&P GSSI™ Natural Resources	2,602,379

NYSE Composite	250,814

NYSE 100	266,585

The Funds had tax basis net capital loss carry forwards as of July 31, 2007, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P GSTI™ Technology	$638,692	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$6,650,523
S&P GSTI™ Networking	130,370	5,798,354	3,242,309	981,871	4,629,661	8,142,402	22,924,967
S&P GSTI™ Semiconductor	175,882	472,453	510,075	2,373	1,635,360	5,309,649	8,105,792
S&P GSTI™ Software	–	797,714	761,567	–	38,268	2,827,824	4,425,373
S&P GSSI™ Natural Resources	–	256,427	187,450	–	1,870,831	785,924	3,100,632
NYSE Composite	–	–	–	–	–	8,687	8,687
NYSE 100	–	–	25,021	–	208,513	123,690	357,224

Net capital loss carry forwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended July 31, 2007, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended July 31, 2007 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	67

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of July 31, 2007, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P GSTI™ Technology	$383,677,431	$14,192,494	$(27,539,156)	$(13,346,662)
S&P GSTI™ Networking	260,238,338	5,291,535	(25,362,702)	(20,071,167)
S&P GSTI™ Semiconductor	343,052,479	5,243,233	(33,387,514)	(28,144,281)
S&P GSTI™ Software	208,088,215	1,375,680	(16,849,001)	(15,473,321)
S&P GSSI™ Natural Resources	1,527,461,115	368,712,470	(16,140,531)	352,571,939
NYSE Composite	109,655,908	11,286,476	(2,864,941)	8,421,535
NYSE 100	248,006,004	13,769,222	(6,313,166)	7,456,056

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee

S&P GSTI™ Technology	0.48%

S&P GSTI™ Networking	0.48

S&P GSTI™ Semiconductor	0.48

S&P GSTI™ Software	0.48

S&P GSSI™ Natural Resources	0.48

NYSE Composite	0.25

NYSE 100	0.20

68	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Trust. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended July 31, 2007, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees

S&P GSTI™ Technology	$18,779

S&P GSTI™ Networking	44,605

S&P GSTI™ Semiconductor	22,359

S&P GSTI™ Software	57,057

S&P GSSI™ Natural Resources	293,875

NYSE Composite	4,668

Cross trades for the year ended July 31, 2007, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

NOTES TO FINANCIAL STATEMENTS	69

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended July 31, 2007, the iShares NYSE Composite Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain
Barclays PLC SP ADR	5	8	3	10	$542,767	$16,874	$47,992

As of July 31, 2007, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended July 31, 2007 were as follows:

iShares Index Fund	Purchases	Sales
S&P GSTI™ Technology	$61,628,308	$58,997,738
S&P GSTI™ Networking	100,838,796	101,667,542
S&P GSTI™ Semiconductor	73,555,912	73,660,942
S&P GSTI™ Software	51,917,479	48,045,245
S&P GSSI™ Natural Resources	276,260,434	266,920,760
NYSE Composite	8,579,924	7,005,488
NYSE 100	33,635,337	37,001,286

In-kind transactions (see Note 4) for the year ended July 31, 2007 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P GSTI™ Technology	$475,109,981	$376,868,001
S&P GSTI™ Networking	248,847,010	227,907,784
S&P GSTI™ Semiconductor	562,376,473	568,589,464
S&P GSTI™ Software	471,388,187	385,733,200
S&P GSSI™ Natural Resources	733,862,531	558,143,874
NYSE Composite	82,169,425	33,347,045
NYSE 100	172,485,109	276,137,055

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

70	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended July 31, 2007, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of July 31, 2007 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, “Accounting for Income Taxes.” This interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The SEC staff has stated that it would not object if a fund does not implement FIN 48 in its NAV calculation until the date of the fund’s last NAV calculation in the first required financial statement reporting period for its fiscal year beginning after December 15, 2006. The Trust is currently evaluating the impact of applying the various provisions of FIN 48.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. The Trust is currently evaluating the impact the adoption of FAS 157 will have on the Funds’ financial statement disclosures.

NOTES TO FINANCIAL STATEMENTS	71

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P GSTI™ Technology Index Fund (formerly iShares Goldman Sachs Technology Index Fund), iShares S&P GSTI™ Networking Index Fund (formerly iShares Goldman Sachs Networking Index Fund), iShares S&P GSTI™ Semiconductor Index Fund (formerly iShares Goldman Sachs Semiconductor Index Fund), iShares S&P GSTI™ Software Index Fund (formerly iShares Goldman Sachs Software Index Fund), iShares S&P GSSI™ Natural Resources Index Fund (formerly iShares Goldman Sachs Natural Resources Index Fund), iShares NYSE Composite Index Fund and iShares NYSE 100 Index Fund, each a fund of iShares Trust (the “Funds”), at July 31, 2007, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2007 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

September 21, 2007

72	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended July 31, 2007 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P GSTI™ Technology	100.00%

S&P GSTI™ Semiconductor	100.00

S&P GSSI™ Natural Resources	100.00

NYSE Composite	61.20

NYSE 100	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended July 31, 2007:

iShares Index Fund	Qualified Dividend Income

S&P GSTI™ Technology	$281,985

S&P GSTI™ Semiconductor	962,529

S&P GSSI™ Natural Resources	16,914,681

NYSE Composite	2,048,445

NYSE 100	7,354,788

In January 2008, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2007. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	73

Board Review and Approval of Investment Advisory Contract (Unaudited)

iSHARES TRUST

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider the Investment Advisory Contract between the Trust and BGFA (the “Advisory Contract”) on behalf of the Funds. As required by Section 15(c), the Board requested and BGFA provided such information as the Board deemed reasonably necessary to evaluate the terms of the Advisory Contract. At a meeting held on June 13, 2007, the Board approved the selection of BGFA and the continuance of the Advisory Contract, based on its review of qualitative and quantitative information provided by BGFA. In selecting BGFA and approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, advised by their independent counsel, considered the following factors, none of which was controlling, and made the following conclusions:

NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED BY BGFA

The Board determined that there would be no diminution in the scope of services required of BGFA under the Advisory Contract for the coming year as compared to the scope of services provided by BGFA over the past year. In reviewing the scope of these services, the Board considered BGFA’s investment philosophy and experience, noting that BGFA and its affiliates have committed significant resources over time, including over the past year, including investment in technology and increasing the number of their employees supporting the Funds. The Board also considered BGFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BGFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and has made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board considered BGFA’s investment processes and strategies, and matters related to BGFA’s portfolio transaction policies and procedures. The Board further noted that BGFA does not serve as investment adviser for any other series of registered investment companies with substantially similar investment objectives and strategies as the Funds; therefore, comparative performance information was generally not available. However, the Board also noted that the Funds had met their investment objectives consistently since their respective inception dates. Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided by BGFA to the Funds under the Advisory Contract were appropriate and mitigated in favor of the Board’s approval of the Advisory Contract for the coming year.

FUNDS’ EXPENSES AND PERFORMANCE OF THE FUNDS

The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act objectively selected solely by Lipper as comprising each Fund’s applicable peer group (the “Lipper Group”). In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three- and five-year periods, as applicable, and the “last quarter” period ended March 31, 2007, and a comparison of each Fund’s performance to that of the funds in its Lipper Group for the same periods. Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Groups included in part, at the request of BGFA, mutual funds, closed-end funds, exchange traded funds, and funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers). In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds. The Board noted that most of the Funds generally performed in line with the funds in their respective Lipper Groups over the relevant periods; however, certain of the Funds may have underperformed or outperformed funds in their respective Lipper Groups over such periods. In considering this information, the Board noted that the Lipper Groups include funds that may have different investment

74	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES TRUST

objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track an index and that during the prior year the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such comparative performance information was also considered by the Board.

The Board also noted that the investment advisory fees and overall expenses for the Funds were generally lower than the median or average investment advisory fee rates and overall expense components of the funds in their respective Lipper Groups. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund, as managed by BGFA, as compared to the investment advisory fees and expense levels and performance of the funds in the relevant Lipper Group, were satisfactory for the purposes of approving the Advisory Contract for the coming year.

COSTS OF SERVICES PROVIDED TO FUNDS AND PROFITS REALIZED BY BGFA AND AFFILIATES

The Board reviewed information about the profitability to BGFA of the Funds based on the fees payable to BGFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BGFA and its affiliates for the last calendar year. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BGI from securities lending by the Trust (including any securities lending by the Funds). The Board also discussed BGFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by BGFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BGFA and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.

ECONOMIES OF SCALE

In connection with its review of the Funds’ profitability analysis, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets. The Board noted that the Advisory Contract did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board further noted that possible future economies of scale for the Funds had been taken into consideration by fixing the investment advisory fees at rates at the lower end of the marketplace, effectively giving Fund shareholders, from inception, the benefits of the lower average fee shareholders would have received from a fee structure with declining breakpoints where the initial fee was higher. In addition, the Board noted that at its meeting held on March 9, 2006, it approved a reduction in the investment advisory fee rates for the iShares S&P GSSI™/GSTI™ series sector Funds. The Board also reviewed BGFA’s historic profitability as investment adviser to the iShares fund complex and noted that BGFA had made a significant investment in the iShares funds and had incurred operating losses during earlier years when the iShares funds, including the Funds, had not yet reached scale. In light of this history, the Board determined that further reductions in fee rates or additions of breakpoints were not warranted at this juncture for the Funds. Based on this review, as well as the discussions described above in connection with the Lipper Group comparisons, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects the sharing of economies of scale with the Funds’ shareholders.

FEES AND SERVICES PROVIDED FOR OTHER COMPARABLE FUNDS/ACCOUNTS MANAGED BY BGFA AND ITS AFFILIATES

The Board received and considered information regarding the Funds’ annual investment advisory fee rates under the Advisory Contract in comparison to the investment advisory/management fee rates for other funds/accounts for which BGFA or BGI, an affiliate of BGFA, provides investment advisory/management services, including other funds registered under the 1940 Act, collective funds and separate accounts (together, the “Other Accounts”). The Board noted that comparative investment advisory/management fee information was not available, as BGFA and its affiliates do not manage any Other Accounts with substantially similar investment objectives and strategies as

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	75

Board Review and Approval of Investment Advisory Contract (Unaudited) (Continued)

iSHARES TRUST

the Funds. However, the Board noted that BGFA provided the Board with general information regarding how the level of services provided to the Other Accounts differed from the level of services provided to the Funds. Based on this review, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that the investment advisory fee rates under the Advisory Contract are fair and reasonable.

OTHER BENEFITS TO BGFA AND/OR ITS AFFILIATES

The Board reviewed any ancillary revenue received by BGFA and/or its affiliates in connection with the services provided to the Funds by BGFA, such as any payment of revenue to BGI, the Trust’s securities lending agent, for loaning any portfolio securities, and the payment of advisory fees and/or administration fees to BGFA and BGI in connection with any investment by the Funds in other funds for which BGFA provides investment advisory services and/or BGI provides administration services. The Board noted that BGFA does not use soft dollars or consider the value of research or other services that may be provided to BGFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BGFA affiliate are reported to the Board pursuant to Rule 10f-3 and Rule 17e-1, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders.

Based on this analysis, the Board determined that the Advisory Contract, including the investment advisory fee rates there under, is fair and reasonable in light of all relevant circumstances, and concluded that it is in the best interest of the Funds and their shareholders to approve the Advisory Contract for the coming year.

76	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P GSTI™ Technology Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.07%
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	8	0.58
Between 0.5% and –0.5%	1,352	97.91
Less than –0.5% and Greater than –1.0%	14	1.01
Less than –1.0% and Greater than –1.5%	4	0.29
Less than –1.5% and Greater than –2.0%	1	0.07

	1,381	100.00%

iShares S&P GSTI™ Networking Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.07%
Greater than 1.0% and Less than 1.5%	3	0.22
Greater than 0.5% and Less than 1.0%	37	2.68
Between 0.5% and –0.5%	1,288	93.27
Less than –0.5% and Greater than –1.0%	40	2.90
Less than –1.0% and Greater than –1.5%	6	0.43
Less than –1.5% and Greater than –2.0%	4	0.29
Less than –2.0%	2	0.14

	1,381	100.00%

SUPPLEMENTAL INFORMATION	77

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P GSTI™ Semiconductor Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.22%
Greater than 0.5% and Less than 1.0%	13	0.94
Between 0.5% and –0.5%	1,339	96.95
Less than –0.5% and Greater than –1.0%	20	1.45
Less than –1.0% and Greater than –1.5%	3	0.22
Less than –1.5% and Greater than –2.0%	3	0.22

	1,381	100.00%

iShares S&P GSTI™ Software Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.07%
Greater than 1.5% and Less than 2.0%	1	0.07
Greater than 1.0% and Less than 1.5%	1	0.07
Greater than 0.5% and Less than 1.0%	13	0.94
Between 0.5% and –0.5%	1,342	97.19
Less than –0.5% and Greater than –1.0%	19	1.38
Less than –1.0% and Greater than –1.5%	2	0.14
Less than –1.5% and Greater than –2.0%	2	0.14

	1,381	100.00%

iShares S&P GSSI™ Natural Resources Index Fund

Period Covered: January 1, 2002 through June 30, 2007

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5%	1	0.07%
Between 0.5% and –0.5%	1,373	99.43
Less than –0.5% and Greater than –1.0%	5	0.36
Less than –1.0% and Greater than –1.5%	2	0.14

	1,381	100.00%

78	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares NYSE Composite Index Fund

Period Covered: April 2, 2004 through June 30, 2007*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.12%
Greater than 0.5% and Less than 1.0%	42	5.15
Between 0.5% and –0.5%	769	94.24
Less than –0.5% and Greater than –1.0%	3	0.37
Less than –1.0%	1	0.12

	816	100.00%

iShares NYSE 100 Index Fund

Period Covered: April 2, 2004 through June 30, 2007*

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0%	1	0.12%
Greater than 0.5% and Less than 1.0%	6	0.74
Between 0.5% and –0.5%	804	98.53
Less than –0.5% and Greater than –1.0%	5	0.61

	816	100.00%

*	April 2, 2004 is the first day of trading on the stock exchange on which the shares of the Fund are listed for trading.

SUPPLEMENTAL INFORMATION	79

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”), Master Investment Portfolio (“MIP”) and Barclays Foundry Investment Trust (“BFIT”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 135 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF, MIP and BFIT and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 45 Fremont Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (since 2003); Director of Barclays Global Fund Advisors (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director, Chairman and Chief Executive Officer of Barclays Global Investors Services (since 2005); Chief Executive Officer of the Individual Investor Business of BGI (1999-2003).	Director (since 2003) of iShares, Inc.; Trustee (since 2001) of BGlF and MIP; Trustee (since 2007) of BFIT; Director (since 2003) of BGI Cayman Prime Money Market Fund, Ltd.

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003).	Director (since 2003) of iShares, Inc.; Director (since 2005) of Real Estate Equity Exchange.

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser, BGI, the parent company of BGFA, and Barclays Global Investors Services, an affiliate of BGFA and BGI.

80	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus (since 1994); Formerly Senior Associate Dean for Academic Affairs, Director of MBA Program, Stanford University: Graduate School of Business (1993-2001).	Director (since 2002) of iShares, Inc.; Director (since 1996) of Continental Airlines, Inc.; Director (since 1995) of Community First Financial Group; Director (since 1999) of Tejon Ranch Company; Director (since 2003) of First Republic Bank; Director (since 2004) of Threshold Pharmaceuticals; Director (since 2007) of NETGEAR, Inc.

Cecilia H. Herbert, 1949	Trustee (since 2005).	Member of Finance Council, Archdiocese of San Francisco (1999-2006); Chair of Investment Committee, Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee (2004-2005) of Pacific Select Funds; Trustee (1992-2003) of the Montgomery Funds; Trustee (since 2002) and chair of Finance and Investment Committee (since 2006) of the Thacher School.	Director (since 2005) of iShares, Inc.

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director (since 2005) of iShares, Inc.; Director (since 2002) of GMAM Absolute Return Strategy Fund (1 portfolio); Director (since 2002) of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio); Director (since 2005) of CSFB Alternative Investments Fund (6 portfolios).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director (since 2005) of iShares, Inc.; Member (since 2004) of Advisory Council for Commonfund Distressed Debt Partners II.

TRUSTEE AND OFFICER INFORMATION	81

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director (since 2007) of iShares, Inc.; Director and Member (since 2006) of the Audit and Compensation Committee of EPAM Systems, Inc.

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (Since 2005); Director of Mutual Fund Delivery in the U.S. Individual Investor Business of BGI (2000-2003).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Director of Mutual Fund Operations of BGI (since 2007); President of Van Kampen Investor Services (2003-2007); Managing Director of Morgan Stanley (2002-2007); President of Morgan Stanley Trust, FSB (2002-2007).	None.

82	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investor Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel of BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing of BGI (since 2006); Head of Domestic Equity Portfolio Management of BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Head of Global Index and Markets Group of BGI (since 2006); Global Head of Securities Lending of BGI (2002-2006).	Trustee (since 2007) of BFIT.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management of BGI (since 2006); Senior Portfolio Manager of BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Senior Portfolio Manager of BGI (since 2004); Portfolio Manager of BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed-Income Investment Solutions of BGI (since 2005); Fixed- Income Investment Strategist of BGI (2003-2005); Fixed-Income Portfolio Manager of BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	83

Notes:

84	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	85

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P GSSI™ Natural Resources (IGE)

iShares S&P GSTI™ Networking (IGN)

iShares S&P GSTI™ Semiconductor (IGW)

iShares S&P GSTI™ Software (IGV)

iShares S&P GSTI™ Technology (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. Total Market (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap™ (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS Fixed-Rate (MBB)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Specialty Index Funds

iShares KLD Select SocialSM (KLD)

iShares KLD 400 Social (DSI)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx, KLD Research & Analytics, Inc., Morgan Stanley Capital International, Morningstar, Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. iBoxx is a registered trademark of International Index Company Limited. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSENAREIT Real Estate 50 Index, FTSENAREIT Residential Index, FTSENAREIT Retail Index, FTSENAREIT Mortgage REITs Index or FTSENAREIT Industrial/Office Index; all rights vest in NAREIT. “FTSE” is a trade and service mark of London Stock Exchange and The Financial Times; “Xinhua” is a trade and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2007 Annual Report.

5241-iS-0907

86	2007 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. Barclays Global Investors Services (BGIS) assists in the marketing of the iShares Funds. BGFA and BGIS are subsidiaries of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard and Poor's or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds.

©2007 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds' website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the SEC's website or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds' website.

This report is intended for the Funds' shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

BGI-F-013-09007

For more information visit our website
or call 1-800-iShares (1-800-474-2737)
www.iShares.com

iShares™

BARCLAYS

Item 2.	Code of Ethics.

As of July 31, 2007, iShares Trust (the “Registrant”) had adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended July 31, 2007, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for eleven series of the Registrant for which the fiscal year-end is July 31, 2007 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $158,616 for the fiscal year ended July 31, 2006 and $165,347 for the fiscal year ended July 31, 2007.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2006 and July 31, 2007 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $66,438 for the fiscal year ended July 31, 2006 and $70,965 for the fiscal year ended July 31, 2007.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended July 31, 2006 and July 31, 2007 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended July 31, 2007 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $1,590,313 for the fiscal year ended July 31, 2006 and $2,247,779 for the fiscal year ended July 31, 2007.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

Item 6.	Schedule of Investments.

The Funds’ full schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: September 24, 2007

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: September 24, 2007